File Nos. 33-44186

811-6485

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50	☒

SELIGMAN GLOBAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)

200 AMERIPRISE FINANCIAL CENTER, MINNEAPOLIS, MN 55474

(Address of principal executive office)

Registrant’s Telephone Number: 212-850-1864 or

Toll Free: 800-221-2450

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on July 1, 2009 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

July 1, 2009

Seligman

Global Fund Series, Inc.

Investing Around the World for Capital Appreciation

•	Seligman Emerging Markets Fund

•	Seligman Global Growth Fund

•	Seligman Global Smaller Companies Fund

•	Seligman Global Technology Fund

•	Seligman International Growth Fund
Offering	Class A, Class B, Class C and Class R* shares.
*	Effective on or about June 13, 2009, each Fund’s Class R shares are renamed as Class R2 shares.

Effectiveon or about August 3, 2009 (the “New Class Effective Date”), each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund will offer three additional classes of shares in this Prospectus: new Class I, Class R3 and Class R4 shares.

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

EQSGFS1 7/2009

Table of Contents

This Prospectus contains information about Seligman Global Fund Series, Inc. (the “Series”), which consists of five separate funds.

For More Information	back cover

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds offered herein having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Series (on behalf of each Fund), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008. Shareholders of the Funds (other than Seligman Global Technology Fund) also approved at the November meeting a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP.

RiverSource Family of Funds

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

The Funds

Seligman Emerging Markets Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009 (the “Meeting”), shareholders who owned shares of Seligman Emerging Markets Fund on April 3, 2009 will vote on the merger of Seligman Emerging Markets Fund into Threadneedle Emerging Markets Fund, a fund that seeks to provide shareholders with long-term capital growth. For more information about Threadneedle Emerging Markets Fund, please call 1-888-791-3380 for a prospectus.

Also at the Special Meeting, shareholders who owned shares of Seligman Emerging Markets Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman Emerging Markets Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerging markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerg-

ing markets that meet the portfolio manager’s criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments, and developing capital markets.

The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the portfolio manager incorporates analysis of individual companies along with analysis of individual sectors, countries and regions.

Emerging Market:

A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

■	Operate in growing markets

■	Attractive valuations relative to cash earnings forecasts or other valuation criteria

■	Unique sustainable competitive advantages (e.g., market share, proprietary products)

■	Improving industry or country fundamentals

Following stock selection, the portfolio manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

■	Relative economic growth potential of the various economies and securities markets

■	Political, financial, and social conditions influencing investment opportunities

Seligman Emerging Markets Fund

■	Relative rates of earnings growth

■	Interest rate outlook and expected levels of inflation

■	Market prices relative to historic averages

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the portfolio manager believes, from a risk control perspective, the stock’s position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company’s outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make

Seligman Emerging Markets Fund

investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. The Fund’s net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies.

Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

Seligman Emerging Markets Fund

The Fund may invest a portion of its net assets in debt securities, which may be subject to risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to two measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The following Class A annual total returns do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the tables the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested.

Prior to November 7, 2008, the Fund was managed by J. & W. Seligman & Co. Incorporated (Seligman). Beginning March 1, 2005, Seligman contractually waived its management fee or reimbursed the Fund’s expenses (with certain exceptions). Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments, the Fund’s new investment manager, has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class A, Class B, Class C, and Class R shares to the extent that the “other expenses” of these classes (i.e., those expenses other

Seligman Emerging Markets Fund

than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of these classes. Absent prior management fee waivers/expense reimbursements, returns presented in the bar chart and table that include these periods would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Emerging Markets Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 33.99% – quarter ended 12/31/99.

Worst calendar quarter return: -26.57% – quarter ended 12/31/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A
Return before taxes	(54.39)%	6.67%	5.98%		n/a		n/a
Return after taxes on distributions	(55.20)	4.80	5.05		n/a		n/a
Return after taxes on distributions and sale of Fund shares	(34.43)	5.75	5.25		n/a		n/a
Class B	(54.03)	6.86	5.96	(1)	n/a		n/a
Class C	(52.18)	7.26	n/a		4.63%		n/a
Class R	(51.82)	8.02	n/a		n/a		15.54%
MSCI Emerging Markets (EM) Index	(53.18)	8.01	9.30		7.14	(2)	15.28
Lipper Emerging Markets Funds Average	(55.41)	6.20	9.38		7.23		13.65

The Morgan Stanley Capital International Emerging Markets Index (“MSCI Emerging Markets (EM) Index”) and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Emerging Markets Funds Average excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI Emerging Markets (EM) Index excludes the effect of expenses, fees, sales charges and taxes. The MSCI Emerging Markets (EM) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Lipper Emerging Markets Funds Average comprises mutual funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s gross national product (GNP) per capita or other economic measures. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

(1)	The ten-year return for Class B shares reflects automatic conversions to Class A shares approximately eight years after purchase.

(2)	From 5/31/99.

Seligman Emerging Markets Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R
Total Maximum Sales Charge (Load)	5.75%		5%	1%	none
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(a)	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(a)	5%	1%	none

(a)	This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See “Sales Charges.”

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class R
(as a percentage of average net assets)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses(1)(3)	1.03%	1.04%	1.06%	0.97%
Total Gross Operating Expenses	2.53%	3.29%	3.31%	2.72%
Less: Fee Waiver/Expense Reimbursement(2)	0.18%	0.19%	0.21%	0.12%
Net Operating Expenses (after Fee Waiver/Expense Reimbursement)(2)	2.35%	3.10%	3.10%	2.60%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (“RSC”) as the Series new transfer and shareholder service agent, and the termination of the Series relationship with Seligman Data Corp. (“SDC”), the former transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. SDC or RSC is referred to as the “transfer agent.” The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2)	Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class A, Class B, Class C and Class R shares to the extent that the “other expenses” of these classes (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of these classes. Any amounts waived will not be reimbursed by the Fund.

(3)	Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s net operating expenses shown above (which reflect the contractual expense reimbursement/fee waiver arrangement, the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total gross operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the fee waiver/expense reimbursement, the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$799	$1,272	$1,770	$3,133
Class B	813	1,265	1,841	3,270	†
Class C	413	969	1,649	3,462
Class R	363	800	1,364	2,898

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$799	$1,272	$1,770	$3,133
Class B	313	965	1,641	3,270	†
Class C	313	969	1,649	3,462
Class R	263	800	1,364	2,898

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

Seligman Global Growth Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009 (the Meeting), shareholders who owned shares of Seligman Global Growth Fund on April 3, 2009 will vote on the merger of Seligman Global Growth Fund into Threadneedle Global Equity Fund, a fund that seeks to provide shareholders with long-term capital growth. For more information about Threadneedle Global Equity Fund, please call 1-888-791-3380 for a prospectus.

Also at the Special Meeting, shareholders who owned shares of Seligman Global Growth Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman Global Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large-and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the

Fund may invest up to 15% in emerging market equities.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment process that emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

■	Accelerating fundamentals or earnings growth with consideration paid to valuations

■	Quality management

■	Strong possibility of multiple expansion

■	Unique competitive advantages (e.g., market share, proprietary products)

■	Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock’s or industry’s underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors

Seligman Global Growth Fund

or shifts in global trends may negatively affect a company’s outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local

Seligman Global Growth Fund

withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Securities of issuers in emerging markets are subject to additional risks. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of the Fund’s investments in one country may offset potential gains from investments in another country.

If global markets do not develop or continue to develop, the Fund’s performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Seligman Global Growth Fund

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to four measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the tables the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to

June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested.

Prior to November 7, 2008, the Fund was managed by J. & W. Seligman & Co. Incorporated (Seligman). In the past, Seligman contractually waived its management fee or reimbursed the Fund’s expenses (with certain exceptions). Beginning November 1, 2004, Seligman also made payments to the Fund. Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments, the Fund’s new investment manager, has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class A, Class B, Class C, and Class R shares to the extent that the “other expenses” of these classes (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of these classes. Absent prior management fee waivers/expense reimbursements and payments, returns presented in the bar chart and table that include these periods would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Growth Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 24.43% – quarter ended 12/31/99.

Worst calendar quarter return: -27.07% – quarter ended 12/31/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A
Return before taxes	(55.82)%	(6.01)%	(4.82)%		n/a		n/a
Return after taxes on distributions	(55.82)	(6.01)	(5.36)		n/a		n/a
Return after taxes on distributions and sale of Fund shares	(36.28)	(5.01)	(3.78)		n/a		n/a
Class B	(55.77)	(5.96)	(4.81	)(1)	n/a		n/a
Class C	(53.91)	(5.61)	n/a		(5.48)%		n/a
Class R	(53.70)	(5.11)	n/a		n/a		(0.70)%
MSCI World Index	(40.33)	0.00	(0.19)		(0.59	)(2)	4.62
MSCI World Growth Index	(40.90)	(0.84)	(2.29)		(2.32	)(2)	3.17
Lipper Global Large-Cap Growth Funds Average	(44.46)	(1.73)	0.35		(0.10)		3.01
Lipper Global Funds Average	(41.06)	(0.49)	0.88		0.51		4.38

The Morgan Stanley Capital International World Index (“MSCI World Index”), the Morgan Stanley Capital International World Growth Index (“MSCI World Growth Index”), and the Lipper Global Large-Cap Growth Funds Average and the Lipper Global Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Averages excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI World Index and the MSCI World Growth Index exclude the effect of expenses, fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Growth Index is a free float-adjusted market capitalization-weighted equity index representing “growth” (high price to book value) securities in the world’s developed stock markets. The Lipper Global Funds Average comprises mutual funds which invest at least 25% of their portfolio in securities traded outside the US, and that may own US securities as well. The Lipper Global Large-Cap Growth Funds Average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. Lipper currently classifies the Fund as a Global Large-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

(1)	The ten-year return for Class B shares reflects automatic conversions to Class A shares approximately eight years after purchase.

(2)	From 5/31/99.

Seligman Global Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R
Total Maximum Sales Charge (Load)	5.75%		5%	1%	none
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(a)	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(a)	5%	1%	none

(a)	This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See “Sales Charges.”

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class R
(as a percentage of average net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses(1)(3)	0.99%	1.00%	0.99%	0.99%
Total Gross Operating Expenses	2.24%	3.00%	0.99%	2.49%
Less: Fee Waiver/Expense Reimbursement(2)	0.14%	0.15%	0.14%	0.14%
Net Operating Expenses (after Fee Waiver/Expense Reimbursement)(2)	2.10%	2.85%	2.85%	2.35%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (“RSC”) as the Series new transfer and shareholder service agent, and the termination of the Series relationship with Seligman Data Corp. (“SDC”), the former transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. SDC or RSC is referred to as the “transfer agent.” The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2)	Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class A, Class B, Class C and Class R shares to the extent that the “other expenses” of these classes (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of these classes. Any amounts waived will not be reimbursed by the Fund.

(3)	Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s net operating expenses shown above (which reflect the contractual expense reimbursement/fee waiver arrangement, the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total gross operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the fee waiver/expense reimbursement, the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,193	$1,635	$2,857
Class B	788	1,183	1,704	2,996	†
Class C	388	881	1,500	3,167
Class R	338	731	1,251	2,677

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,193	$1,635	$2,857
Class B	288	883	1,504	2,996	†
Class C	288	881	1,500	3,167
Class R	238	731	1,251	2,677

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

Seligman Global Smaller Companies Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of Seligman Global Smaller Companies Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman Global Smaller Companies Fund’s investment objective is long-term capital appreciation.

Smaller companies:

Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $3 billion or less.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activ ities outside the US, have their securities traded on

non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

■	Extended growth opportunities or special situations where there is a potential for improvement in overall operations

■	A well articulated and believable business model

■	Quality management

■	Sustainable competitive advantage

■	Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company’s outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other

Seligman Global Smaller Companies Fund

than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sec-

tors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

The Board of Directors may change the definition of “smaller companies” if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Seligman Global Smaller Companies Fund

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio managers to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the

Seligman Global Smaller Companies Fund

Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The Fund will offer three additional classes of shares in this Prospectus on the New Class Effective Date: new Class I, Class R3 and Class R4 shares. Accordingly, there is no performance information in respect of these additional classes of shares. Performance returns for other classes of shares of the Fund follow.

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to two measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the tables the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns presented in the bar chart and table include the effect of a payment from Seligman (the predecessor investment manager) to the Fund in 2004. Absent such payment, returns that include 2004 would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Smaller Companies Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 18.72% – quarter ended 12/31/99.

Worst calendar quarter return: -26.64% – quarter ended 12/31/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class R Since Inception 4/30/03
Class A
Return before taxes	(50.62)%	(3.24)%	(2.73)%		n/a	n/a
Return after taxes on distributions	(50.75)	(4.45)	(3.51)		n/a	n/a
Return after taxes on distributions and sale of Fund shares	(32.84)	(2.52)	(2.18)		n/a	n/a
Class B	(50.63)	(3.12)	(2.75	)(1)	n/a	n/a
Class C	(48.47)	(2.80)	n/a		(2.42)%	n/a
Class R	(48.31)	(2.32)	n/a		n/a	3.95%
S&P/Citigroup Broad Market Less Than US $2 Billion Index	(43.02)	0.51	4.83		4.46	7.26
Lipper Global Small/Mid-Cap Funds Average	(45.11)	(0.72)	3.77		3.12	5.76

The Standard & Poor’s/Citigroup Broad Market Less Than US $2 Billion Index (the “S&P/Citigroup Index”) and the Lipper Global Small/Mid-Cap Funds Average (the “Lipper Average”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Average excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the S&P/Citigroup Index excludes the effect of expenses, fees, sales charges and taxes. The S&P/Citigroup Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Average measures the performance of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. Lipper re-classified the Fund as a Global Small/Mid-Cap Fund in June 2008. Investors cannot invest directly in an average or index.

Prior to January 1, 2003, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From January 1, 2003 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services for the Fund. From June 2004 to April 2006, Wellington Management Company, LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International, Ltd.

(1)	The ten-year return for Class B shares reflects automatic conversions to Class A shares approximately eight years after purchase.

Seligman Global Smaller Companies Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The Fund will offer three additional classes of shares in this Prospectus on the New Class Effective Date: new Class I, Class R3 and Class R4 shares.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R	New Class I	Class R3	Class R4
Total Maximum Sales Charge (Load)	5.75%		5%	1%	none	none	none	none
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(a)	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(a)	5%	1%	none	none	none	none

(a)	This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See “Sales Charges.”

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A		Class B		Class C		Class R		New Class I		Class R3		Class R4
(as a percentage of average net assets)
Management Fees	0.95%		0.95%		0.95%		0.95%		0.95%		0.95%		0.95%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		0.00%		0.25%		0.00%
Other Expenses(1)	0.73%	(2)	0.74%	(2)	0.73%	(2)	0.76%	(2)	0.32	%(3)	0.62	%(3)	0.62	%(3)
Total Annual Fund Operating Expenses	1.93%		2.69%		2.68%		2.21%		1.27%		1.82%		1.57%

(1)	As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see “Management of the Funds” for the schedule of investment management fees and administrative fees effective in the second half of 2009.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (RSC) as the Series’ new transfer and shareholder service agent, and the termination of the Series’ relationship with Seligman Data Corp. (SDC), the former transfer and shareholder service agent for the Series, effective on June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent.” The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.
(3)	“Other expenses” are based on estimated amounts for the current fiscal year and include transfer and shareholder service agent fees and expenses (for all classes except new Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R3 and Class R4).

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3a) the Fund’s operating expenses for Class A, Class B, Class C and Class R shares are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses), or (3b) the Fund’s total annual operating expenses for new Class I, Class R3 and Class R4 shares shown above remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,119	$1,501	$2,570
Class B	772	1,107	1,568	2,710	†
Class C	371	804	1,363	2,886
Class R	324	662	1,126	2,411
Class I	129	403	698	1,539
Class R3	185	573	986	2,142
Class R4	160	496	856	1,872

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,119	$1,501	$2,570
Class B	272	807	1,368	2,710	†
Class C	271	804	1,363	2,886
Class R	224	662	1,126	2,411
Class I	129	403	698	1,539
Class R3	185	573	986	2,142
Class R4	160	496	856	1,872

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

Seligman Global Technology Fund

Investment Objective

The Seligman Global Technology Fund’s investment objective is long-term capital appreciation.

Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and bio-technology.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

■	Above-average growth prospects

■	High profit margins

■	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

■	Quality management and equity ownership by executives

■	Unique competitive advantages (e.g., market share, proprietary products)

■	Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes its target price has been reached,

Seligman Global Technology Fund

its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated. The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company’s outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving

Seligman Global Technology Fund

the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund may be susceptible to factors affecting technology and technology-related industries, and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of one of the Fund’s investments may offset potential gains from other investments.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. There can be no assurances that the Fund will achieve, by investing in initial public offerings or otherwise, the strong performance that the Fund had previously experienced, and past performance is no guarantee of future investment results.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the

Seligman Global Technology Fund

investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The Fund will offer three additional classes of shares in this Prospectus on the New Class Effective Date: new Class I, Class R3 and Class R4 shares. Accordingly, there is no performance information in respect of these additional classes of shares. Performance returns for other classes of shares of the Fund follow.

The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to four measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the tables the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested. Returns presented in the bar chart and table include the effect of a payment from Seligman (the predecessor investment manager) to the Fund in 2004. Absent such payment, returns would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman Global Technology Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 55.72% – quarter ended 12/31/99.

Worst calendar quarter return: -32.60% – quarter ended 9/30/01.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A
Return before taxes	(43.88)%	(2.86)%	(0.69)%		n/a		n/a
Return after taxes on distributions	(43.88)	(2.86)	(1.30)		n/a		n/a
Return after taxes on distributions and sale of Fund shares	(28.52)	(2.41)	(0.50)		n/a		n/a
Class B	(43.83)	(2.84)	(0.71	)(1)	n/a		n/a
Class C	(41.50)	(2.44)	n/a		(1.83)%		n/a
Class R	(41.19)	(1.93)	n/a		n/a		3.47%
MSCI World Index	(40.33)	0.00	(0.19)		(0.59	)(2)	4.62
MSCI World IT Index	(43.70)	(5.18)	(5.38)		(6.45	)(2)	0.95
Lipper Global Science & Technology Funds Average	(43.77)	(5.42)	(3.60)		(5.33)		0.81
Lipper Global Funds Average	(41.06)	(0.49)	0.88		0.51		4.38

The Morgan Stanley Capital International World Index (the “MSCI World Index”) and the Morgan Stanley Capital International World Information Technology Index (“MSCI World IT Index”, collectively, the “MSCI Indices”), and the Lipper Global Science & Technology Funds Average and the Lipper Global Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Averages exclude the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI Indices exclude the effect of expenses, fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market. The Lipper Global Science & Technology Funds Average measures the performance of mutual funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. The Lipper Global Funds Average measures the performance of mutual funds that invest at least 25% of their portfolio in securities traded outside the US and that may own US securities as well. Lipper re-classified the Fund as a Global Science & Technology Fund in May 2008. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with regard to the Fund’s investments. From March 31, 2000 through November 6, 2008 the Fund was managed by Seligman. Thereafter, the Fund has been managed by RiverSource Investments.

(1)	The ten-year return for Class B shares reflects automatic conversions to Class A shares approximately eight years after purchase.

(2)	From 5/31/99.

Seligman Global Technology Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The Fund will offer three additional classes of shares in this Prospectus on the New Class Effective Date: new Class I, Class R3 and Class R4 shares.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R	New Class I	Class R3	Class R4
Total Maximum Sales Charge (Load)	5.75%		5%	1%	none	none	none	none
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(a)	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(a)		5%	1%	none	none	none	none

(a)	This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See “Sales Charges.”

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A		Class B		Class C		Class R		New Class I		Class R3		Class R4
(as a percentage of average net assets)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		0.00%		0.25%		0.00%
Other Expenses(1)	0.52%	(2)	0.54%	(2)	0.53%	(2)	0.61%	(2)	0.18%	(3)	0.48%	(3)	0.48%	(3)
Total Annual Fund Operating Expenses	1.77%		2.54%		2.53%		2.11%		1.18%		1.73%		1.48%

(1)	As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see “Management of the Funds” for the schedule of investment management fees and administrative fees effective in the second half of 2009.
(2)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (RSC) as the Series’ new transfer and shareholder service agent, and the termination of the Series’ relationship with Seligman Data Corp. (SDC), the former transfer and shareholder service agent for the Series, effective on June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent.” The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.
(3)	“Other expenses” are based on estimated amounts for the current fiscal year and include transfer and shareholder service agent fees and expenses (for all classes except new Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R3 and Class R4).

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3a) the Fund’s operating expenses for Class A, Class B, Class C and Class R shares are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses), or (3b) the Fund’s total annual operating expenses for new Class I, Class R3 and Class R4 shares shown above remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$745	$1,072	$1,423	$2,408
Class B	757	1,062	1,493	2,556	†
Class C	356	759	1,288	2,737
Class R	314	634	1,079	2,317
Class I	120	375	650	1,437
Class R3	176	545	940	2,046
Class R4	151	468	809	1,774

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$745	$1,072	$1,423	$2,408
Class B	257	762	1,293	2,556	†
Class C	256	759	1,288	2,737
Class R	214	634	1,079	2,317
Class I	120	375	650	1,437
Class R3	176	545	940	2,046
Class R4	151	468	809	1,774

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

Seligman International Growth Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009 (the Meeting), shareholders who owned shares of Seligman International Growth Fund on April 3, 2009 will vote on the merger of Seligman International Growth Fund into RiverSource Partners International Select Growth Fund, a fund that seeks to provide shareholders with long-term capital growth. For more information about RiverSource Partners International Select Growth Fund, please call 1-888-791-3380 for a prospectus.

Also at the Special Meeting, shareholders who owned shares of Seligman International Growth Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman International Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective: The Fund invests primarily in high-quality, large- and mid-capitalization growth companies ($1 billion or more at the time of initial purchase by the Fund) that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

■	Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

■	Quality management

■	Unique competitive advantages (e.g., market share, proprietary products)

■	Strong possibility of multiple expansion

■	Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

Seligman International Growth Fund

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Securities of issuers in emerging markets are subject to additional risks. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Seligman International Growth Fund

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of the Fund’s investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman International Growth Fund

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund’s classes compares to four measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class due to differing fees and expenses.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund’s average annual total returns presented in the table reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the tables the Fund’s Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

Prior to November 7, 2008, the Fund was managed by J. & W. Seligman & Co. Incorporated (Seligman). Beginning November 1, 2004, Seligman contractually waived its management fee or reimbursed the Fund’s expenses (with certain exceptions). Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments, the Fund’s new investment manager, has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class A, Class B, Class C, and Class R shares to the extent that the “other expenses of these classes” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of these classes. Absent prior management fee waivers/expense reimbursements, returns presented in the bar chart and table that include these periods would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Seligman International Growth Fund

Class A Annual Total Returns – Calendar Years

Best calendar quarter return: 16.96% – quarter ended 12/31/99.

Worst calendar quarter return: -27.75% – quarter ended 9/30/08.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A
Return before taxes	(60.34)%	(5.04)%	(7.56)%		n/a		n/a
Return after taxes on distributions	(60.34)	(5.70)	(8.03)		n/a		n/a
Return after taxes on distributions and sale of Fund shares	(39.22)	(4.01)	(5.86)		n/a		n/a
Class B	(60.37)	(4.96)	(7.52	)(1)	n/a		n/a
Class C	(58.63)	(4.60)	n/a		(7.92)%		n/a
Class R	(58.47)	(4.13)	n/a		n/a		0.75%
MSCI EAFE Index	(43.06)	2.10	1.18		1.21	(2)	7.77
MSCI EAFE Growth Index	(42.46)	1.77	(1.01)		(0.56	)(2)	6.68
Lipper International Multi-Cap Growth Funds Average	(46.85)	1.14	1.46		0.99		6.69
Lipper International Funds Average	(44.23)	1.27	1.74		1.40		6.62

The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) and the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index (“MSCI EAFE Growth Index”, collectively, the “MSCI EAFE Indices”) and the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average (collectively, the “Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Averages exclude the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI EAFE Indices exclude the effect of expenses, fees, sales charges and taxes. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization-weighted index that measures stock market performance of the developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation. The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI. The Lipper International Funds Average measures the performance of mutual funds that invest their assets in securities with primary trading markets outside of the US. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

(1)	The ten-year return for Class B shares reflects automatic conversions to Class A shares approximately eight years after purchase.

(2)	From 5/31/99.

Seligman International Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares.

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class R
Total Maximum Sales Charge (Load)	5.75%		5%	1%	none
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(a)	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(a)	5%	1%	none

(a)	This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See “Sales Charges.”

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class R
(as a percentage of average net assets)
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses(1)(3)	0.87%	0.88%	0.88%	0.88%
Total Gross Operating Expenses	2.10%	2.86%	2.86%	2.36%
Less: Fee Waiver/Expense Reimbursement(2)	0.02%	0.03%	0.03%	0.03%
Net Operating Expenses (after Fee Waiver/Expense Reimbursement)(2)	2.08%	2.83%	2.83%	2.33%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (“RSC”) as the Series new transfer and shareholder service agent, and the termination of the Series relationship with Seligman Data Corp. (“SDC”), the former transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. SDC or RSC is referred to as the “transfer agent.” The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2)	Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class A, Class B, Class C and Class R shares to the extent that the “other expenses” of these classes (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of these classes. Any amounts waived will not be reimbursed by the Fund.

(3)	Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s net operating expenses shown above (which reflect the contractual expense reimbursement/fee waiver arrangement, the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total gross operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the fee waiver/expense reimbursement, the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$774	$1,164	$1,578	$2,729
Class B	786	1,153	1,645	2,868	†
Class C	386	853	1,445	3,050
Class R	336	703	1,196	2,553

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$774	$1,164	$1,578	$2,729
Class B	286	853	1,445	2,868	†
Class C	286	853	1,445	3,050
Class R	236	703	1,196	2,553

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid out by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.

On November 7, 2008, RiverSource Investments, completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Series (on behalf of each Fund) and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008. Shareholders of the Funds (other than Seligman Global Technology Fund) also approved at the November meeting a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Family of Funds, which includes the “RiverSource” funds, “RiverSource Partners” funds, “Threadneedle” funds and the “Seligman” funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Funds pay RiverSource Investments a fee for managing their respective assets (Seligman no longer receives a management fee effective November 7, 2008). The fees paid to RiverSource Investments at the current time are the same annual fee rates that were paid to Seligman prior to November 7, 2008.

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Funds at no cost, and each Fund pays RiverSource Investments a fee for its management services equal to a percentage of that Fund’s average daily net assets. Each Fund’s fee rate declines as that Fund’s net assets increase. The management fee rates are:

■	Seligman Emerging Markets Fund
1.25% on first $1 billion of net assets
1.15% on next $1 billion of net assets
1.05% on net assets in excess of $2 billion

■	Seligman Global Growth Fund and Seligman International Growth Fund
1.00% on first $50 million of net assets
0.95% on next $1 billion of net assets
0.90% on net assets in excess of $1,050,000,000

■	Seligman Global Smaller Companies Fund

1.00% on first $100 million of net assets

0.90% on net assets in excess of $100 million

■	Seligman Global Technology Fund

1.00% on first $2 billion of net assets

0.95% on next $2 billion of net assets

0.90% on net assets in excess of $4 billion

Under the Management Agreement, the Funds also pay taxes, brokerage commissions, and nonadvisory expenses.

Effective in the second half of 2009, Ameriprise Financial will charge each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in their respective fee table). There will be no net impact to the fees that these Funds will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to these Funds. The schedule of investment management fees effective in the second half of 2009 for these Funds are as follows:

■	Seligman Global Smaller Companies Fund:

Management Fee: 0.95% on first $100 million of net assets and 0.85% on net assets in excess of $100 million in net assets

■	Seligman Global Technology Fund:

Management Fee: 0.95% on first $2 billion of net assets, 0.91% on next $2 billion of net assets and 0.87% in excess of $4 billion in net assets

The schedule of administrative fees effective in the second half of 2009 for each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund is as follows:

0.080% on the first $500,000,000 of net assets, 0.075% on net assets of $500,000,001 - $1,000,000,000, 0.070% on net assets of $1,000,000,001 - $3,000,000,000, 0.060% on net assets of $3,000,000,001 - $12,000,000,000, and 0.050% on net assets of $12,000,000,001 or more.

For each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund, through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its respective management fee and/or to separately reimburse expenses of each such Fund’s Class A, Class B, Class C and Class R shares to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) of such classes of the applicable Fund exceed 0.85% per annum of the average daily net assets of such classes of the Fund.

On July 29, 2008, the Series’ Board met to discuss, prior to shareholder approval, the Management Agreement between the Series (on behalf of each Fund) and RiverSource Investments, and a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP

(“Wellington Management”) relating to services provided to the Funds other than Seligman Global Technology Fund (the “Subadvisory Agreement”). A discussion regarding the basis for the Board approving the Management Agreement and the Subadvisory Agreement was included in the proxy statement, dated August 27, 2008, and is available in the Series’ annual shareholder report for the year ended October 31, 2008.

Subadviser

Wellington Management Company, LLP, a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman International Growth Fund and Seligman Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2009, Wellington Management had investment management authority with respect to approximately $402 billion in assets (which does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

RiverSource Investments pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Seligman Emerging Markets Fund

Ms. Vera M. Trojan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2003. Ms. Trojan joined Wellington Management as an investment professional in 1989.

Seligman Global Growth Fund

Mr. Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since August 1, 2007 and has been involved in portfolio management and securities analysis for the Fund since 2006. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000-2005).

Mr. Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2003. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Mr. Hudson is the lead portfolio manager of the Fund. Messrs. Offit and Berteaux assist in the research and portfolio construction process. In Mr. Hudson’s absence, Messrs. Offit and Berteaux, individually, may purchase or sell securities for the Fund.

Seligman International Growth Fund

Mr. Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2003. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Mr. Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2006. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000-2005).

Mr. Offit is the lead portfolio manager of the Fund. Messrs. Berteaux and Hudson assist in the research and portfolio construction process. In Mr. Offits’s absence, Messrs. Berteaux and Hudson, individually, may purchase or sell securities for the Fund.

Seligman Global Smaller Companies Fund

Mr. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the North American portion of the Fund since 2003. Mr. Rome joined Wellington Management as an investment professional in 1994.

Mr. Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the non-North American portion of the Fund since 2006. Mr. Thomas joined Wellington Management as an investment professional in 2002.

Messrs. Rome and Thomas coordinate the allocations among the North American and non-North American portions of the Fund, which are intended to be regionally neutral relative to the Fund’s benchmark. However, the allocations may vary from the benchmark from time to time based upon the investment process described in the Fund’s “Principal Investment Strategies.”

Seligman Global Technology Fund

Seligman Global Technology Fund is managed by the Seligman Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000 and RiverSource Investments in November 2008, is Portfolio Manager of Seligman Global Technology Fund. Mr. Parower is also Portfolio Manager of Seligman Global Technology Portfolio (a portfolio of Seligman Portfolios, Inc.) and RiverSource Global Technology Fund. Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies.

Mr. Paul H. Wick is head of the Seligman Technology Group, and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990. Mr. Wick is also Portfolio Manager of Seligman Communications and Information Portfolio (a portfolio of Seligman Portfolios, Inc.) and a portfolio manager of RiverSource Global Technology Fund. Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Wick joined Seligman (the Fund’s predecessor investment manager) in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman’s Board of Directors in November 1997. Mr. Wick joined RiverSource Investments in November 2008. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

Ms. Reema D. Shah joined Seligman in November 2000 and RiverSource Investments in November 2008. Ms. Shah is Co-Portfolio Manager of Seligman Communications and Information Fund, Inc.,

and Seligman Communication and Information Portfolio and a portfolio manager of RiverSource Global Technology Fund. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.

Mr. Ajay Diwan joined Seligman in February 2001 and RiverSource Investments in November 2008. Mr. Diwan is Co-Portfolio Manager of Seligman Communications and Information Fund, Inc. and Seligman Communication and Information Portfolio and a portfolio manager of RiverSource Global Technology Fund. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, information technology services, and electronic payment processing industries.

Mr. Benjamin Lu joined Seligman in April 2005 and RiverSource Investments in November 2008. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

The Series’ Statement of Additional Information provides additional information about the compensation of the individuals named above (the

“Portfolio Team”), other accounts managed by each member of the Portfolio Team and each member of the Portfolio Team’s ownership of securities of the Fund(s) for which they provide portfolio management.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource Family of Funds; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Data Corp. (SDC):

The Fund’s transfer and shareholder service agent through on or about June 12, 2009; provides shareholder account services to the Fund at cost.

RiverSource Service Corporation (RSC):

The Fund’s transfer and shareholder service agent effective on or about June 13, 2009; provides or compensates others to provide transfer agency and shareholder services to the funds in the RiverSource Family of Funds.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the RiverSource Family of Funds.

Regulatory Matters

In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds as follows: $150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Shareholder Information

This Shareholder Information section is effective on or about June 13, 2009.

RiverSource Family of Funds

The RiverSource Family of Funds (each individually a “fund” and, collectively, the “funds”) includes “RiverSource” funds, “RiverSource Partners” funds, “Seligman” funds and “Threadneedle” funds. (The RiverSource funds, RiverSource Partners funds and Threadneedle funds may be collectively referred to as the “RiverSource funds”.) The funds share the same Board of Directors/Trustees (the “Board”) and the same policies and procedures including those set forth in the service section of this prospectus. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all funds in the RiverSource Family of Funds owned by the investor as defined under “Initial Sales Charge—Rights of Accumulation (ROA).”

Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares (which are offered in a separate prospectus) will be renamed as Class R5 shares.

Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. Not all financial intermediaries offer the funds. Financial intermediaries that offer the funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Description of Share Classes

Investment Options—Classes of Shares

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the “Fees and Expenses” table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

Investment Options Summary

	Availability(a)	Initial Sales Charge	Contingent Deferred Sales Charge (CDSC)	Distribution and/or Service Fee(b)	Plan Administration Services Fee
Class A	Available to all investors.	Yes. Payable at time of purchase. Lower or no sales charge for larger investments.	No.(c)	Yes. 0.25%(i)	No.
Class B(d)(e)(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	Maximum 5% CDSC during the first year decreasing to 0% after six years.	Yes. 1.00%(i)	No.
Class C(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	1% CDSC may apply if you sell shares within one year after purchase.	Yes. 1.00%(i)	No.
Class I	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class R2(g)	Limited to qualifying institutional investors.	No.	No.	Yes. 0.50%	Yes. 0.25%
Class R3	Limited to qualifying institutional investors.	No.	No.	Yes. 0.25%	Yes. 0.25%
Class R4	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.25%
Class R5(h)	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class W	Limited to qualifying discretionary managed accounts.	No.	No.	Yes. 0.25%(i)	No.
Class Y	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.15%

(a)	See “Buying and Selling Shares, Determining which class of shares to purchase” for more information on availability of share classes and eligible investors. See “Buying and Selling Shares, Opening an Account” for information on minimum investment and account balance requirements.

(b)	For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c)	A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See “Buying and Selling Shares, Sales Charges, Class A—contingent deferred sales charge” for more information. For all funds except money market funds.

(d)	Class B shares automatically convert to Class A shares. See “Buying and Selling Shares, Sales Charges, Class B and Class C—CDSC alternative” for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e)	Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f)	The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

(g)	Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares.

(h)	Effective on or about June 13, 2009, the Seligman funds’ Class I shares will be renamed as Class R5 shares.

(i)	For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

Distribution and Service Fees

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund’s distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. If you maintain shares of the fund directly with the fund, without working directly with a financial intermediary or financial advisor, distribution and service fees may be retained by the distributor as reimbursement for incurring certain distribution and shareholder servicing related expenses.

Plan Administration Fee

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

Determining Which Class of Shares to Purchase

Each of the fund’s classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

*	For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

■	How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

Class A, Class B and Class C Shares*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in “Opening an Account,” subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See “Sales Charges, Initial Sales Charge—Rights of Accumulation” for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See “Class B and Class C—CDSC alternative” for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

Class I Shares.

The following eligible investors may purchase Class I shares:

■	Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

*	For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

Class R and Class Y Shares.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

■	Qualified employee benefit plans.

■	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

■	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

■	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

■	Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

■	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

■	Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class W Shares.

The following eligible investors may purchase Class W shares:

■	Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R, Class W and Class Y shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

Sales Charges

Money Market Funds.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I Class R2 Class R5 Class W Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)	None	5%	1%	None

Non-Money Market Funds

Class A—Initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)*

Total Market Value	As a % of Purchase Price(b)	As a % of Net Amount Invested	Maximum Reallowance as a % of Purchase Price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.75	4.99	4.00
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.15
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)*

Total Market Value	As a % of Purchase Price(b)	As a % of Net Amount Invested	Maximum Reallowance as a % of Purchase Price
Up to $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25	4.44	3.50
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.15
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration

Total Market Value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	3.00%	3.09%	2.50%
$50,000 – $99,999	3.00	3.09	2.50
$100,000 – $249,999	2.50	2.56	2.15
$250,000 – $499,999	2.00	2.04	1.75
$500,000 – $999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

*	“Funds-of-funds (equity)” includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.

(a)	Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)	Purchase price includes the sales charge.

(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge—Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

Initial Sales Charge—Rights of Accumulation (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

■	Your current investment in a fund; and

■	Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■	Individual or joint accounts;

■	Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

■	UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

■	Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

■	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; and

■

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

■	Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

■	Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

■	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

■	Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

Initial Sales Charge—Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

Initial Sales Charge—Waivers of the sales charge for Class A shares. Sales charges do not apply to:

■

current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

■	direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

■	purchases made:

■	with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

■

through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

■	through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

■	through bank trust departments.

■	separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

■	purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b) which:

■	have at least $1 million in plan assets at the time of investment; and

■	have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

■	transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds’ website (for RiverSource funds) at

riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCs and the Combination of Target Date Funds with Seligman TargETFund Core

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

Class A—contingent deferred sales charge

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC—Waivers of the CDSC for Class A shares. The CDSC will be waived on sales of shares:

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	purchased through reinvestment of dividends and capital gain distributions.

■	in the event of the shareholder’s death.

■	from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

■	in an account that has been closed because it falls below the minimum account balance.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

■	that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

■	of RiverSource funds purchased prior to Dec. 1, 2008.

■	initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class B and Class C—CDSC alternative

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to

CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

If the sale is made during the:	The CDSC percentage rate is:*
First year	5%
Second year	4
Third year	3	**
Fourth year	3
Fifth year	2
Sixth year	1
Seventh or eighth year	0

*	Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

**	For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See “Buying and Selling Shares—Distribution and Service Fees.” A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your

Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	sold under an approved substantially equal periodic payment arrangement.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC—Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y—No Sales Charge. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund’s transfer agent.

Methods of Purchasing Shares

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

Class B shares of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases. Class B shares for RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.

Account established with your financial intermediary

All requests	The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

Account established with the fund

By mail	You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to:

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

By wire or ACH	Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund’s transfer agent of the wire and to receive further instructions.

If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

By exchange	Call (800) 221-2450 or send signed written instructions to the address above.

Minimum Investment and Account Balance

	For all funds, classes and accounts except those listed to the right (nonqualified)	Tax qualified accounts	RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$2,000	$1,000	$10,000	$5,000	$ 500
Additional investments	$100	$100	$100	$100	None
Account balance*	$1,000	None	$5,000	$2,500	$500

*	If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

Minimum Investment and Account Balance—scheduled investment plans

	For all funds, classes and accounts except those listed to the right (nonqualified)		Tax qualified accounts		RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$100	(a)	$ 100	(b)	$10,000	$5,000	$500
Additional investments	$100		$50		$100	$100	None
Account balance**	None	(b)	Non	e	$5,000	$2,500	$500

**	If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)	Money Market Funds—$2,000

(b)	Money Market Funds—$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

Important: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

Exchanging or Selling Shares

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

Ways to Request an Exchange or Sale of Shares

Account established with your financial intermediary

All requests	You can exchange or sell shares by having your financial intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the fund

By mail	Mail your exchange or sale request to:

	Regular Mail	RiverSource Family of Funds
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

	Express Mail	RiverSource Family of Funds
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

Include in your letter:

■	your name

■	the name of the fund(s)

■	your account number

■	the class of shares to be exchanged or sold

■	your Social Security number or Employer Identification number

■	the dollar amount or number of shares you want to exchange or sell

■	specific instructions regarding delivery or exchange destination

■	signature(s) of registered account owner(s)

■	any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

■	Amount is over $50,000.

■	You want your check made payable to someone other than the registered account owner(s).

■	Your address of record has changed within the last 30 days.

■	You want the check mailed to an address other than the address of record.

■	You want the proceeds sent to a bank account not on file.

■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

Note: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

Payment will be mailed to the address of record and made payable to the names listed on the account.

Telephone sale requests are limited to $50,000 per day.

By wire or ACH

You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip.

Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

A service fee may be charged against your account for each wire sent. Minimum amount: by ACH: $100 by wire: $500 Your bank or financial intermediary may charge additional fees for wire transactions.

By scheduled payout plan	You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

Check Redemption Service

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

Exchanges

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

If you hold your fund shares in an account with Ameriprise Financial Services, you may have limited exchangeability within the RiverSource Family of Funds.

Market Timing

Short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs.

For a fund organized as a fund-of-funds, its assets consist primarily of shares of the underlying funds in which it invests. The underlying funds may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. Funds and the underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund’s NAV is calculated. To the extent that a fund or underlying fund has significant holdings of small cap stocks, floating rate loans, high yield bonds, tax-exempt securities or foreign securities, the risks of market timing may be greater for the fund than for other funds. See “Principal Investment Strategies” for a discussion of the types of securities in which your fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The funds’ Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each fund seeks to enforce this policy through its service providers as follows:

■

The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board’s policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund’s procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund’s ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

■

The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

■	If an investor’s trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor’s exchange privilege or reject the investor’s purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

■

Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

■	Exchanges must be made into the same class of shares of the share class being exchanged out of.

■	Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

■	If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

■	Once the fund receives your exchange request, you cannot cancel it after the market closes.

■	Shares of the purchased fund may not be used on the same day for another exchange or sale.

■	New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

■

If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

■

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

To Other Funds
From a Money Market Fund	Class A	Class B	Class C
Class A	Yes	Yes	Yes
Class B	No	Yes	No
Class C	No	No	Yes

To a Money Market Fund
From Other Funds	Class A	Class B	Class C
Class A	Yes	No	No
Class B	No	Yes	No
Class C	No	No	Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund’s transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund’s or underlying fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund’s or an underlying fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund’s or underlying fund’s shares may change on days when shareholders will not be able to purchase or sell the fund’s or underlying fund’s shares.

For money markets funds—The fund’s investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund’s net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and Capital Gain Distributions

Your fund’s net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that each Fund’s distributions will be primarily capital gains. Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund have substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2016. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Funds will be able to utilize all of their available capital loss carryforward before they expire.

For Seligman TargETFunds

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core (the Seligman TargETFunds) generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

For Seligman TargETFunds. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

For Taxable Funds. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

For Tax-Exempt Funds. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund’s investments are shares of underlying funds, the tax treatment of the fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

General Information

Availability and Transferability of Fund Shares

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. Not all financial institutions are authorized to sell the RiverSource Family of Funds and certain financial intermediaries that offer the RiverSource Family of Funds may not offer all funds on all investment platforms. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Additional Services and Compensation

In addition to acting as the fund’s investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses.” More information on how these fees are used is set forth under “Investment Options—Classes of Shares” and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See “Shareholder Fees (fees paid directly from your investment)” under “Fees and Expenses” for the scheduled sales charge of each share class. See “Buying and Selling Shares, Sales Charges” for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See “Other Investment Strategies and Risks” for the funds’ policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.” RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Payments to Financial Intermediaries. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary’s organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary’s registered representatives or preferred access to the financial intermediary’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary’s pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in cus-

tomer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See “Buying and Selling Shares.”

Additional Management Information

Affiliated Products. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

Cash Reserves. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund’s investment objectives and policies.

Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

Financial Highlights

Effective on or about June 13, 2009, the Fund’s Class R shares are renamed as Class R2 shares. Each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund anticipate offering three additional classes of shares in this Prospectus on the New Class Effective Date: new Class I, Class R3 and Class R4 shares. Accordingly, there is no financial information in respect of these additional classes of shares.

The tables below are intended to help you understand the financial performance of certain of the Funds’ classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class of a Fund, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes. If such charges, costs or taxes were included, the returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Series’ financial statements, is included in the Series’ Annual Report, which is available upon request. Effective March 18, 2009, Ernst & Young LLP serves as the Series’ Independent Registered Public Accounting Firm.

EMERGING MARKETS FUND

CLASS A
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$19.02	$12.62	$10.19	$ 7.67	$6.47
Income (loss) from investment operations:
Net investment loss	0.03	(0.10)	(0.03)	(0.01)	(0.04)
Net realized and unrealized gain on investments and foreign currency transactions*	(9.07)	7.89	3.18	2.53	1.24
Total from investment operations	(9.04)	7.79	3.15	2.52	1.20
Less distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—
Net asset value, end of year	$7.40	$19.02	$12.62	$10.19	$7.67
Total Return:	(54.56)%	68.61%	32.80%	32.86%	18.55%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$33,558	$87,269	$55,515	$48,276	$34,066
Ratio of expenses to average net assets	2.35%	2.35%	2.35%	2.58%	3.03%
Ratio of net investment loss to average net assets	0.26%	(0.74)%	(0.29)%	(0.08)%	(0.53)%
Portfolio turnover rate	123.49%	106.56%	110.49%	129.33%	106.84%
Without expense reimbursement##:
Ratio of expenses to net assets	2.54%	2.45%	2.46%	2.78%
Ratio of net investment loss to average net assets	0.07%	(0.84)%	(0.40)%	(0.28)%

See	footnotes on page 82.

EMERGING MARKETS FUND

CLASS B
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$17.13	$11.58	$ 9.47	$7.19	$6.11
Income (loss) from investment operations:
Net investment loss	(0.06)	(0.19)	(0.11)	(0.07)	(0.09)
Net realized and unrealized gain on investments and foreign currency transactions*	(7.99)	7.13	2.94	2.35	1.17
Total from investment operations	(8.05)	6.94	2.83	2.28	1.08
Less distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—
Net asset value, end of year	$6.50	$17.13	$11.58	$9.47	$7.19
Total Return:	(54.84)%	67.30%	31.85%	31.71%	17.68%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,061	$8,732	$6,908	$6,317	$7,847
Ratio of expenses to average net assets	3.10%	3.10%	3.10%	3.33%	3.78%
Ratio of net investment loss to average net assets	(0.49)%	(1.49)%	(1.04)%	(0.83)%	(1.28)%
Portfolio turnover rate	123.49%	106.56%	110.49%	129.33%	106.84%
Without expense reimbursement##:
Ratio of expenses to net assets	3.29%	3.20%	3.21%	3.53%
Ratio of net investment loss to average net assets	(0.68)%	(1.59)%	(1.15)%	(1.03)%

CLASS C
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$17.20	$11.62	$ 9.50	$7.20	$6.12
Income (loss) from investment operations:
Net investment loss	(0.06)	(0.19)	(0.11)	(0.07)	(0.09)
Net realized and unrealized gain on investments and foreign currency transactions*	(8.04)	7.16	2.95	2.37	1.17
Total from investment operations	(8.10)	6.97	2.84	2.30	1.08
Less distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—
Net asset value, end of year	$6.52	$17.20	$11.62	$9.50	$7.20
Total Return:	(54.92)%	67.33%	31.85%	31.94%	17.65%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$17,209	$10,507	$6,101	$4,053	$2,243
Ratio of expenses to average net assets	3.10%	3.10%	3.10%	3.33%	3.78%
Ratio of net investment loss to average net assets	(0.49)%	(1.49)%	(1.04)%	(0.83)%	(1.28)%
Portfolio turnover rate	123.49%	106.56%	110.49%	129.33%	106.84%
Without expense reimbursement##:
Ratio of expenses to net assets	3.30%	3.20%	3.21%	3.53%
Ratio of net investment loss to average net assets	(0.68)%	(1.59)%	(1.15)%	(1.03)%

See	footnotes on page 82.

EMERGING MARKETS FUND

CLASS R
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$18.90	$12.58	$10.17	$ 7.67	$6.47
Income (loss) from investment operations:
Net investment loss	—	(0.14)	(0.06)	(0.03)	(0.06)
Net realized and unrealized gain on investments and foreign currency transactions*	(8.96)	7.85	3.19	2.53	1.26
Total from investment operations	(8.96)	7.71	3.13	2.50	1.20
Less distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—
Net asset value, end of period	$7.36	$18.90	$12.58	$10.17	$7.67
Total Return:	(54.47)%	68.16%	32.66%	32.59%	18.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,861	$9,018	$2,377	$708	$174
Ratio of expenses to average net assets	2.60%	2.60%	2.60%	2.83%	3.27%
Ratio of net investment loss to average net assets	0.01%	(0.99)%	(0.54)%	(0.33)%	(0.78)%
Portfolio turnover rate	123.49%	106.56%	110.49%	129.33%	106.84%
Without expense reimbursement##:
Ratio of expenses to net assets	2.79%	2.70%	2.71%	3.03%
Ratio of net investment loss to average net assets	(0.18)%	(1.09)%	(0.65)%	(0.53)%

GLOBAL GROWTH FUND

CLASS A
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$11.61	$ 8.59	$7.39	$7.31	$6.21
Income (loss) from investment operations:
Net investment loss	(0.07)	(0.12)	(0.08)	(0.03)	(0.08)
Net realized and unrealized gain on investments and foreign currency transactions*	(6.08)	3.14	1.28	0.11	1.18
Total from investment operations	(6.15)	3.02	1.20	0.08	1.10
Net asset value, end of year	$5.46	$11.61	$8.59	$7.39	$7.31
Total Return:	(52.97)%	35.16%	16.24%	1.09%	17.71%#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$11,981	$28,330	$25,477	$25,951	$31,668
Ratio of expenses to average net assets	2.10%	2.10%	2.10%	2.10%	2.30%
Ratio of net investment loss to average net assets	(0.71)%	(1.31)%	(0.97)%	(0.40)%	(1.17)%
Portfolio turnover rate	79.25%	86.05%	127.09%	269.07%	270.63%
Without expense reimbursement##:
Ratio of expenses to net assets	2.25%	2.31%	2.26%	2.31%
Ratio of net investment loss to average net assets	(0.85)%	(1.52)%	(1.13)%	(0.61)%

See	footnotes on page 82.

GLOBAL GROWTH FUND

CLASS B
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$10.49	$ 7.82	$6.77	$6.75	$5.78
Income (loss) from investment operations:
Net investment loss	(0.13)	(0.18)	(0.13)	(0.08)	(0.12)
Net realized and unrealized gain on investments and foreign currency transactions*	(5.46)	2.85	1.18	0.10	1.09
Total from investment operations	(5.59)	2.67	1.05	0.02	0.97
Net asset value, end of year	$4.90	$10.49	$7.82	$6.77	$6.75
Total Return:	(53.29)%	34.14%	15.51%	0.30%	16.78%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,057	$3,309	$3,588	$5,800	$9,849
Ratio of expenses to average net assets	2.85%	2.85%	2.85%	2.85%	3.05%
Ratio of net investment loss to average net assets	(1.46)%	(2.06)%	(1.72)%	(1.15)%	(1.92)%
Portfolio turnover rate	79.25%	86.05%	127.09%	269.07%	270.63%
Without expense reimbursement##:
Ratio of expenses to net assets	3.00%	3.06%	3.01%	3.06%
Ratio of net investment loss to average net assets	(1.60)%	(2.27)%	(1.88)%	(1.36)%

CLASS C
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$10.49	$ 7.83	$6.78	$6.76	$5.79
Income (loss) from investment operations:
Net investment loss	(0.12)	(0.18)	(0.13)	(0.08)	(0.12)
Net realized and unrealized gain on investments and foreign currency transactions*	(5.47)	2.84	1.18	0.10	1.09
Total from investment operations	(5.59)	2.66	1.05	0.02	0.97
Net asset value, end of year	$4.90	$10.49	$7.83	$6.78	$6.76
Total Return:	(53.29)%	33.97%	15.49%	0.30%	16.75%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5,264	$3,924	$3,169	$3,335	$3,208
Ratio of expenses to average net assets	2.85%	2.85%	2.85%	2.85%	3.05%
Ratio of net investment loss to average net assets	(1.46)%	(2.06)%	(1.72)%	(1.15)%	(1.92)%
Portfolio turnover rate	79.25%	86.05%	127.09%	269.07%	270.63%
Without expense reimbursement##:
Ratio of expenses to net assets	3.00%	3.06%	3.01%	3.06%
Ratio of net investment loss to average net assets	(1.60)%	(2.27)%	(1.88)%	(1.36)%

See	footnotes on page 82.

GLOBAL GROWTH FUND

CLASS R
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$11.50	$ 8.53	$7.35	$7.29	$6.21
Income (loss) from investment operations:
Net investment loss	(0.09)	(0.14)	(0.10)	(0.05)	(0.10)
Net realized and unrealized gain on investments and foreign currency transactions*	(6.01)	3.11	1.28	0.11	1.18
Total from investment operations	(6.10)	2.97	1.18	0.06	1.08
Net asset value, end of period	$5.40	$11.50	$8.53	$7.35	$7.29
Total Return:	(53.04)%	34.82%	16.05%	0.82%	17.39%	#
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$101	$29	$23	$2	$2
Ratio of expenses to average net assets	2.35%	2.35%	2.35%	2.35%	2.55%
Ratio of net investment loss to average net assets	(0.96)%	(1.56)%	(1.22)%	(0.65)%	(1.42)%
Portfolio turnover rate	79.25%	86.05%	127.09%	269.07%	270.63%
Without expense reimbursement##:
Ratio of expenses to net assets	2.50%	2.56%	2.51%	2.56%
Ratio of net investment loss to average net assets	(1.10)%	(1.77)%	(1.38)%	(0.86)%

GLOBAL SMALLER COMPANIES FUND

CLASS A
	Year ended October 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$19.54		$18.78	$16.63	$13.67	$11.78
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.04)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain on investments and foreign currency transactions*	(9.22)		3.11	2.66	3.05	1.98
Total from investment operations	(9.24)		3.07	2.58	2.96	1.89
Less distributions:
Distributions from net realized capital gain	(2.06)		(2.31)	(0.43)	—	—
Proceeds from Regulatory Settlement	0.01(1)		—	—	—	—
Net asset value, end of year	$8.25		$19.54	$18.78	$16.63	$13.67
Total Return:	(52.47)%	(1)	18.59%	20.30%	21.65%	16.04%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$50,206		$125,539	$119,268	$111,473	$87,189
Ratio of expenses to average net assets	1.91%		1.79%	1.82%	1.98%	2.13%
Ratio of net investment loss to average net assets	(0.13)%		(0.19)%	(0.43)%	(0.57)%	(0.69)%
Portfolio turnover rate	83.70%		72.24%	67.93%	76.40%	94.65%

See	footnotes on page 82.

GLOBAL SMALLER COMPANIES FUND

CLASS B
	Year ended October 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$16.85		$16.61	$14.93	$12.38	$10.75
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.15)	(0.19)	(0.18)	(0.17)
Net realized and unrealized gain on investments and foreign currency transactions*	(7.77)		2.70	2.30	2.73	1.80
Total from investment operations	(7.88)		2.55	2.11	2.55	1.63
Less distributions:
Distributions from net realized capital gain	(2.06)		(2.31)	(0.43)	—	—
Proceeds from Regulatory Settlement	0.01(1)		—	—	—	—
Net asset value, end of year	$6.92		$16.85	$16.61	$14.93	$12.38
Total Return:	(52.82)%	(1)	17.77%	19.40%	20.60%	15.16%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,835		$7,222	$10,074	$16,721	$30,356
Ratio of expenses to average net assets	2.66%		2.54%	2.57%	2.73%	2.88%
Ratio of net investment loss to average net assets	(0.88)%		(0.94)%	(1.18)%	(1.32)%	(1.44)%
Portfolio turnover rate	83.70%		72.24%	67.93%	76.40%	94.65%

CLASS C
	Year ended October 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$16.91		$16.67	$14.98	$12.40	$10.77
Income (loss) from investment operations:
Net investment loss	(0.10)		(0.15)	(0.19)	(0.19)	(0.17)
Net realized and unrealized gain on investments and foreign currency transactions*	(7.81)		2.70	2.31	2.77	1.80
Total from investment operations	(7.91)		2.55	2.12	2.58	1.63
Less Distributions:
Distributions from net realized capital gain	(2.06)		(2.31)	(0.43)	—	—
Proceeds from Regulatory Settlement	0.01(1)		—	—	—	—
Net asset value, end of year	$6.95		$16.91	$16.67	$14.98	$12.40
Total Return:	(52.80)%	(1)	17.70%	19.41%	20.81%	15.14%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$20,950		$8,402	$7,361	$6,084	$3,035
Ratio of expenses to average net assets	2.66%		2.54%	2.57%	2.73%	2.88%
Ratio of net investment loss to average net assets	(0.88)%		(0.94)%	(1.18)%	(1.32)%	(1.44)%
Portfolio turnover rate	83.70%		72.24%	67.93%	76.40%	94.65%

See	footnotes on page 82.

GLOBAL SMALLER COMPANIES FUND

CLASS R
	Year ended October 31,
	2008		2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$19.34		$18.65	$16.56	$13.64	$11.78
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.08)	(0.12)	(0.13)	(0.12)
Net realized and unrealized gain on investments and foreign currency transactions*	(9.11)		3.08	2.64	3.05	1.98
Total from investment operations	(9.16)		3.00	2.52	2.92	1.86
Less Distributions:
Distributions from net realized capital gain	(2.06)		(2.31)	(0.43)	—	—
Proceeds from Regulatory Settlement	0.01(1)		—	—	—	—
Net asset value, end of period	$8.13		$19.34	$18.65	$16.56	$13.64
Total Return:	(52.62)%	(1)	18.30%	20.00%	21.41%	15.79%	#
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4.60		$620	$134	$107	$2
Ratio of expenses to average net assets	2.16%		2.04%	2.07%	2.23%	2.38%
Ratio of net investment loss to average net assets	(0.38)%		(0.44)%	(0.68)%	(0.82)%	(0.94)%
Portfolio turnover rate	83.70%		72.24%	67.93%	76.40%	94.65%

GLOBAL TECHNOLOGY FUND

CLASS A
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$19.82	$15.42	$12.81	$11.51	$11.81
Income (loss) from investment operations:
Net investment loss	(0.21)	(0.21)	(0.19)	(0.10)	(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency transactions*	(7.84)	4.61	2.80	1.40	(0.12)
Total from investment operations	(8.05)	4.40	2.61	1.30	(0.30)
Net asset value, end of year	$11.77	$19.82	$15.42	$12.81	$11.51
Total Return:	(40.62)%	28.53%	20.37%	11.29%	(2.54)%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$165,249	$305,156	$247,066	$236,998	$270,154
Ratio of expenses to average net assets	1.76%	1.75%	1.77%	1.83%	1.83%
Ratio of net investment loss to average net assets	(1.23)%	(1.21)%	(1.30)%	(0.81)%	(1.57)%
Portfolio turnover rate	171.14%	208.35%	195.49%	150.83%	133.51%

See	footnotes on page 82.

GLOBAL TECHNOLOGY FUND

CLASS B
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$17.38	$13.62	$11.40	$10.33	$10.67
Income (loss) from investment operations:
Net investment loss	(0.29)	(0.30)	(0.26)	(0.17)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency transactions*	(6.85)	4.06	2.48	1.24	(0.09)
Total from investment operations	(7.14)	3.76	2.22	1.07	(0.34)
Net asset value, end of year	$10.24	$17.38	$13.62	$11.40	$10.33
Total Return:	(41.08)%	27.61%	19.47%	10.36%	(3.19)%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$7,086	$28,767	$32,534	$40,428	$57,700
Ratio of expenses to average net assets	2.51%	2.50%	2.52%	2.58%	2.58%
Ratio of net investment loss to average net assets	(1.98)%	(1.96)%	(2.05)%	(1.56)%	(2.32)%
Portfolio turnover rate	171.14%	208.35%	195.49%	150.83%	133.51%

CLASS C
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$17.39	$13.63	$11.40	$10.33	$10.67
Income (loss) from investment operations:
Net investment loss	(0.28)	(0.30)	(0.26)	(0.17)	(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency transactions*	(6.86)	4.06	2.49	1.24	(0.09)
Total from investment operations	(7.14)	3.76	2.23	1.07	(0.34)
Net asset value, end of year	$10.25	$17.39	$13.63	$11.40	$10.33
Total Return:	(41.06)%	27.59%	19.56%	10.36%	(3.19)%	#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$53,538	$27,633	$20,161	$18,001	$22,401
Ratio of expenses to average net assets	2.51%	2.50%	2.52%	2.58%	2.58%
Ratio of net investment loss to average net assets	(1.98)%	(1.96)%	(2.05)%	(1.56)%	(2.32)%
Portfolio turnover rate	171.14%	208.53%	195.49%	150.83%	133.51%

See	footnotes on page 82.

GLOBAL TECHNOLOGY FUND

CLASS R
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$19.62	$15.30	$12.74	$11.49	$11.80
Income (loss) from investment operations:
Net investment loss	(0.24)	(0.25)	(0.22)	(0.13)	(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency transactions*	(7.76)	4.57	2.78	1.38	(0.10)
Total from investment operations	(8.00)	4.32	2.56	1.25	(0.31)
Net asset value, end of period	$11.62	$19.62	$15.30	$12.74	$11.49
Total Return:	(40.77)%	28.23%	20.09%	10.88%	(2.63)%	#
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,067	$1,282	$492	$287	$197
Ratio of expenses to average net assets	2.01%	2.00%	2.02%	2.08%	2.08%
Ratio of net investment loss to average net assets	(1.48)%	(1.46)%	(1.55)%	(1.06)%	(1.82)%
Portfolio turnover rate	171.14%	208.35%	195.49%	150.83%	133.51%

INTERNATIONAL GROWTH FUND

CLASS A
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$21.82	$15.58	$12.56	$12.01	$9.90
Income (loss) from investment operations:
Net investment loss	—	(0.11)	(0.09)	(0.02)	(0.15)
Net realized and unrealized gain on investments and foreign currency transactions*	(10.95)	6.35	3.11	0.57	2.26
Total from investment operations	(10.95)	6.24	3.02	0.55	2.11
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—
Net asset value, end of year	$7.81	$21.82	$15.58	$12.56	$12.01
Total Return:	(58.06)%	40.05%	24.04%	4.58%	21.31%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$17,997	$59,856	$47,192	$36,963	$30,553
Ratio of expenses to average net assets	2.08%	2.00%	2.08%	2.08%	2.80%
Ratio of net investment loss to average net assets	(0.01)%	(0.62)%	(0.61)%	(0.13)%	(1.39)%
Portfolio turnover rate	344.77%	235.33%	165.09%	189.17%	241.12%
Without expense reimbursement##:
Ratio of expenses to net assets	2.12%		2.09%	2.32%
Ratio of net investment loss to average net assets	(0.05)%		(0.62)%	(0.37)%

See	footnotes on page 82.

INTERNATIONAL GROWTH FUND

CLASS B
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$19.43	$13.98	$11.35	$10.93	$9.08
Income (loss) from investment operations:
Net investment loss	(0.10)	(0.22)	(0.18)	(0.10)	(0.22)
Net realized and unrealized gain on investments and foreign currency transactions*	(9.52)	5.67	2.81	0.52	2.07
Total from investment operations	(9.62)	5.45	2.63	0.42	1.85
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—
Net asset value, end of year	$6.75	$19.43	$13.98	$11.35	$10.93
Total Return:	(58.41)%	38.98%	23.17%	3.84%	20.37%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,083	$9,126	$7,852	$7,488	$6,537
Ratio of expenses to average net assets	2.83%	2.75%	2.83%	2.83%	3.55%
Ratio of net investment loss to average net assets	(0.76)%	(1.37)%	(1.36)%	(0.88)%	(2.14)%
Portfolio turnover rate	344.77%	235.33%	165.09%	189.17%	241.12%
Without expense reimbursement##:
Ratio of expenses to net assets	2.87%		2.84%	3.07%
Ratio of net investment loss to average net assets	(0.80)%		(1.37)%	(1.12)%

CLASS C
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year	$19.46	$14.00	$11.37	$10.95	$9.09
Income (loss) from investment operations:
Net investment loss	(0.09)	(0.22)	(0.18)	(0.10)	(0.22)
Net realized and unrealized gain on investments and foreign currency transactions*	(9.54)	5.68	2.81	0.52	2.08
Total from investment operations	(9.63)	5.46	2.63	0.42	1.86
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—
Net asset value, end of year	$6.77	$19.46	$14.00	$11.37	$10.95
Total Return:	(58.37)%	39.00%	23.13%	3.84%	20.46%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$10,403	$9,533	$6,916	$5,233	$2,574
Ratio of expenses to average net assets	2.83%	2.75%	2.83%	2.83%	3.55%
Ratio of net investment loss to average net assets	(0.76)%	(1.37)%	(1.36)%	(0.88)%	(2.14)%
Portfolio turnover rate	344.77%	235.33%	165.09%	189.17%	241.12%
Without expense reimbursement##:
Ratio of expenses to net assets	2.87%		2.84%	3.07%
Ratio of net investment loss to average net assets	(0.79)%		(1.37)%	(1.12)%

See	footnotes on page 82.

INTERNATIONAL GROWTH FUND

CLASS R
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$21.65	$15.50	$12.53	$12.00	$9.90
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.16)	(0.12)	(0.05)	(0.18)
Net realized and unrealized gain on investments and foreign currency transactions*	(10.83)	6.31	3.09	0.58	2.28
Total from investment operations	(10.87)	6.15	2.97	0.53	2.10
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—
Net asset value, end of period	$7.72	$21.65	$15.50	$12.53	$12.00
Total Return:	(58.16)%	39.68%	23.70%	4.42%	21.21%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$414	$531	$149	$110	$2
Ratio of expenses to average net assets	2.33%	2.25%	2.33%	2.33%	3.05%
Ratio of net investment loss to average net assets	(0.26)%	(0.87)%	(0.86)%	(0.38)%	(1.64)%
Portfolio turnover rate	344.77%	235.33%	165.09%	189.17%	241.12%
Without expense reimbursement##:
Ratio of expenses to net assets	2.37%		2.34%	2.57%
Ratio of net investment loss to average net assets	(0.30)%		(0.87)%	(0.62)%

*	Certain per share amounts for periods prior to November 1, 2006 were reclassified to conform to the current period’s presentation.
#	Excluding the effect of the payments received from Seligman (the predecessor investment manager), total returns would have been as follows: for Global Growth Fund Class A, B, C and R 17.56%, 16.63%, 16.60% and 17.24%, respectively; for Global Smaller Companies Fund Class A, B, C and R 15.84%, 14.95%, 14.93% and 15.58%, respectively; and for Global Technology Fund Class A, B, C and R, (2.87)%, (3.52)%, (3.52)% and (2.96)%, respectively.
##	Seligman (the predecessor investment manager) and, for the period after the Acquisition, RiverSource Investments, contractually agreed to waive its fees and/or reimburse certain expenses of the Fund.
(1)	In June 2008, the Global Smaller Companies Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC, which increased the total return by 0.09%.

How to Contact Us

The Funds

Write to	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, MN 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	RiverSource Family of Funds

For accounts established directly with the fund (for purchases, sales and exchanges):

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Phone	Toll-free (800) 445-1777

RIVERSOURCE FUND DISTRIBUTORS, INC.

an affiliate of

RIVERSOURCE INVESTMENTS, LLC

a wholly owned subsidiary of Ameriprise Financial, Inc.

For More Information

The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about a Fund or to make shareholder inquiries.

The Statement of Additional Information (“SAI”) contains additional information about each Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about each Fund, including the Prospectus and SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about a Fund are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number:    811-6485

Prospectus

July 1, 2009

Seligman

Global Fund Series, Inc.

Investing Around the World for Capital Appreciation

•	Seligman Emerging Markets Fund

•	Seligman Global Growth Fund

•	Seligman Global Smaller Companies Fund

•	Seligman Global Technology Fund (Class R5 shares anticipated to be available effective August 3, 2009)

•	Seligman International Growth Fund

This Prospectus offers Class I shares of each of the Funds listed above other than Seligman Global Technology Fund. Effective on or about June 13, 2009, the Funds’ Class I shares are renamed as Class R5 shares. Seligman Global Technology Fund anticipates making Class R5 shares available on August 3, 2009 (the “New Class Effective Date”).

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.

Not FDIC Insured    ■     May Lose Value     ■    No Bank Guarantee

EQSGFS1 7/2009 CI

Table of Contents

This Prospectus contains information about Seligman Global Fund Series, Inc. (the “Series”), which consists of five separate funds.

The Funds

A discussion of the investment objectives, strategies, risks, performance and expenses of the Funds.

For More Information	back cover

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of each of the Funds offered herein having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Series (on behalf of each Fund), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008. Shareholders of the Funds (other than Seligman Global Technology Fund) also approved at the November meeting a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP.

RiverSource Family of Funds

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

The Funds

Seligman Emerging Markets Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of Seligman Emerging Markets Fund on April 3, 2009 will vote on the merger of Seligman Emerging Markets Fund into Threadneedle Emerging Markets Fund, a fund that seeks to provide shareholders with long-term capital growth. For more information about Threadneedle Emerging Markets Fund, please call 1-888-791-3380 for a prospectus.

Also at the Special Meeting, shareholders who owned shares of Seligman Emerging Markets Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman Emerging Markets Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets.

The Fund will focus its investments in those emerg ing markets in which the investment manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager’s criteria for investability. The Fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments and developing capital markets. The Fund combines a bottom-up investment style with top-down analysis of regions, countries and sectors. This means the portfolio manager incorporates analysis of individual companies along with analysis of individual sectors, countries and regions.

Emerging Market:

A market in a developing country or a market represented in the Morgan Stanley Capital International Emerging Markets Index. Developing countries are those classified by the World Bank as low-income or middle-income economies, regardless of their particular stage of development.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

■	Operate in growing markets

■	Attractive valuations relative to cash earnings forecasts or other valuation criteria

■	Unique sustainable competitive advantages (e.g., market share, proprietary products)

■	Improving industry or country fundamentals

Following stock selection, the portfolio manager then focuses on portfolio construction that considers top-down risk control based on such factors as:

■	Relative economic growth potential of the various economies and securities markets

■	Political, financial, and social conditions influencing investment opportunities

■	Relative rates of earnings growth

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Seligman Emerging Markets Fund

■	Interest rate outlook and expected levels of inflation

■	Market prices relative to historic averages

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or there are deteriorating industry or country fundamentals. The Fund may also sell or trim a stock if the portfolio manager believes, from a risk control perspective, the stock’s position size is inappropriate for the portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company’s outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving

2

Seligman Emerging Markets Fund

the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. The Fund’s net asset value may fluctuate more than other equity funds or other global equity funds that do not invest heavily in emerging markets. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks. Investing in emerging markets involves a greater degree of risk, and an investment in the Fund should be considered speculative.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in other higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so. If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to risks associated

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Seligman Emerging Markets Fund

with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to two measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Prior to November 7, 2008, the Fund was managed by J. & W. Seligman & Co. Incorporated (Seligman). Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments, the Fund’s new investment manager, has contractually agreed to waive its management fee and/or to reimburse the expenses to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) of the Fund’s Class I shares exceed 0.85% per annum of the average daily net assets of such class of shares.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through taxdeferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

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Seligman Emerging Markets Fund

Class I Annual Total Return – Calendar Years

Best calendar quarter return: 27.94% – quarter ended 6/30/03.

Worst calendar quarter return: -26.50% – quarter ended 12/31/08.

Class I Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Since Inception 11/30/01
Class I
Return before taxes	(51.42)%	8.69%	13.37%
Return after taxes on distributions	(52.22)	6.89	12.05
Return after taxes on distributions and sale of Fund shares	(32.51)	7.52	11.85
MSCI Emerging Markets (EM) Index	(53.18)	8.01	12.68
Lipper Emerging Markets Funds Average	(55.41)	6.20	11.47

The Morgan Stanley Capital International Emerging Markets Index (“MSCI Emerging Markets (EM) Index”) and the Lipper Emerging Markets Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Emerging Markets Funds Average excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI Emerging Markets (EM) Index excludes the effect of expenses, fees, sales charges and taxes. The MSCI Emerging Markets (EM) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Lipper Emerging Markets Funds Average comprises mutual funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s gross national product (GNP) per capita or other economic measures. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

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Seligman Emerging Markets Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For more information, see the Shareholder Information section of the prospectus.

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	none

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)(2)	0.67%
Total Annual Fund Operating Expenses	1.92%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (“RSC”) as the Series’ new transfer and shareholder service agent, and the termination of the Series’ relationship with Seligman Data Corp. (“SDC”), the current transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent”. The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class I shares to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85 per annum of the average daily net assets of the class. Any amounts waived will not be reimbursed by the Fund. For the fiscal year ended October 31, 2008, no fee waiver or expense reimbursement was required for Class I shares.

(2)	Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table.

6

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$195	$580	$990	$2,136

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.

7

Seligman Global Growth Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of Seligman Global Growth Fund on April 3, 2009 will vote on the merger of Seligman Global Growth Fund into Threadneedle Global Equity Fund, a fund that seeks to provide shareholders with long-term capital growth. For more information about Threadneedle Global Equity Fund, please call 1-888-791-3380 for a prospectus.

Also at the Special Meeting, shareholders who owned shares of Seligman Global Growth Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman Global Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends. The Fund may invest in high-quality, large-and mid-capitalization companies that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. Typically, the Fund will invest in several countries in different geographic regions. Additionally, the Fund may invest up to 15% in emerging market equities.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment process that emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

■	Accelerating fundamentals or earnings growth with consideration paid to valuations

■	Quality management

■	Strong possibility of multiple expansion

■	Unique competitive advantages (e.g., market share, proprietary products)

■	Potential for improvement in overall operations

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, or the stock’s or industry’s underlying fundamentals have deteriorated. The Fund may also sell a stock if the portfolio manager believes that negative country or regional factors or shifts in global trends may negatively affect a company’s outlook, or to meet cash requirements.

8

Seligman Global Growth Fund

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local

9

Seligman Global Growth Fund

withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Securities of issuers in emerging markets are subject to additional risks. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of the Fund’s investments in one country may offset potential gains from investments in another country.

If global markets do not develop or continue to develop, the Fund’s performance could be negatively affected.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

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Seligman Global Growth Fund

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to four measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Prior to November 7, 2008, the Fund was managed by J. & W. Seligman & Co. Incorporated (Seligman). Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments, the Funds’ new investment manager, has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) of the Fund’s Class I shares exceed 0.85% per annum of the average daily net assets of such class of shares.

In the past, Seligman (the predecessor investment manager) made payments to the Fund. Absent such payments, returns presented in the bar chart and table would have been lower.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

11

Seligman Global Growth Fund

Class I Annual Total Return – Calendar Years

Best calendar quarter return: 15.92% – quarter ended 12/31/03.

Worst calendar quarter return: -27.05% – quarter ended 12/31/08.

Class I Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Since Inception 11/30/01
Class I
Return before taxes	(52.91)%	(4.35)%	(4.42)%
Return after taxes on distributions	(52.91)	(4.35)	(4.42)
Return after taxes on distributions and sale of Fund shares	(34.39)	(3.65)	(3.68)
MSCI World Index	(40.33)	0.00	1.13
MSCI World Growth Index	(40.90)	(0.84)	(0.06)
Lipper Global Large-Cap Growth Funds Average	(44.46)	(1.73)	(0.31)
Lipper Global Funds Average	(41.06)	(0.49)	(0.97)

The Morgan Stanley Capital International World Index (“MSCI World Index”), the Morgan Stanley Capital International World Growth Index (“MSCI World Growth Index”), and the Lipper Global Large-Cap Growth Funds Average and the Lipper Global Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Averages excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI World Index and the MSCI World Growth Index exclude the effect of expenses, fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Growth Index is a free float-adjusted market capitalization-weighted equity index representing “growth” (high price to book value) securities in the world’s developed stock markets. The Lipper Global Funds Average comprises mutual funds which invest at least 25% of their portfolio in securities traded outside the US, and that may own US securities as well. The Lipper Global Large-Cap Growth Funds Average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. Lipper currently classifies the Fund as a Global Large-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

12

Seligman Global Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For more information, see the Shareholder Information section of the prospectus.

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	none

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)(2)	0.69
Total Annual Fund Operating Expenses	1.69

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (RSC) as the Series’ new transfer and shareholder service agent, and the termination of the Series’ relationship with Seligman Data Corp. (SDC), the current transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC are referred to as the “transfer agent”. The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class I shares to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of the class. Any amounts waived will not be reimbursed by the Fund. For the fiscal year ended October 31, 2008, no fee waiver and/or expense reimbursement was required for Class I shares.

(2)	Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table.

13

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$172	$512	$875	$1,898

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.

14

Seligman Global Smaller Companies Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of Seligman Global Smaller Companies Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman Global Smaller Companies Fund’s investment objective is long-term capital appreciation.

Smaller Companies:

Companies with market capitalization, at the time of purchase by the Fund, equivalent to US $3 billion or less.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of smaller US and non-US companies. The Fund may invest in companies domiciled in any country, although it typically invests in developed countries. Relative to its benchmark, the Fund is generally neutrally weighted across the major geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The portfolio manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund uses an investment approach that is bottom-up focused, looking for both extended growth opportunities and special situations (including value stocks) within each region.

In selecting individual securities, the portfolio managers look for companies that they believe display the following characteristics:

■	Extended growth opportunities or special situations where there is a potential for improvement in overall operations

■	A well articulated and believable business model

■	Quality management

■	Sustainable competitive advantage

■	Strong financial characteristics

The Fund generally sells a stock if the portfolio managers believe its target price has been reached, its earnings are disappointing, its revenue or earnings growth has slowed, its underlying fundamentals have deteriorated, or the portfolio managers are finding better opportunities elsewhere. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect a company’s outlook, to manage risk in the Fund, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however,

15

Seligman Global Smaller Companies Fund

it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions, that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

The Board of Directors may change the definition of “smaller companies” if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher

16

Seligman Global Smaller Companies Fund

price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources.

The Fund may be affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio managers to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions can and futures contracts, involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the

17

Seligman Global Smaller Companies Fund

Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to two measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

In the past, Seligman (the predecessor investment manager) made payments to the Fund. Absent such payments, returns presented in the bar chart and table would have been lower.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

18

Seligman Global Smaller Companies Fund

Class I Annual Total Return – Calendar Years

Best calendar quarter return: 18.51% – quarter ended 6/30/03.

Worst calendar quarter return: -26.58% – quarter ended 12/31/08.

Class I Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Since Inception 11/30/01
Class I
Return before taxes	(47.29)%	(1.50)%	0.13%
Return after taxes on distributions	(47.43)	(2.69)	(0.73)
Return after taxes on distributions and sale of Fund shares	(30.68)	(1.08)	0.25
S&P/Citigroup Broad Market Less Than US $2 Billion Index	(43.02)	0.51	5.24
Lipper Global Small/Mid-Cap Funds Average	(45.11)	(0.72)	2.16

The Standard & Poor’s/Citigroup Broad Market Less Than US $2 Billion Index (the “S&P/Citigroup Index”) and the Lipper Global Small/Mid-Cap Funds Average (the “Lipper Average”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Average excludes the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the S&P/Citigroup Index excludes the effect of expenses, fees, sales charges and taxes. The S&P/Citigroup Index represents the entire universe of institutionally investable securities with total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion. The Lipper Average measures the performance of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. Lipper re-classified the Fund as a Global Small/Mid-Cap Fund in June 2008. Investors cannot invest directly in an average or index.

Prior to January 1, 2003, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain portfolio management services with respect to the investments of the Fund. From January 1, 2003 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company LLP has been employed as subadviser to provide portfolio management services for the Fund. From June 2004 to April 2006, Wellington Management Company LLP delegated a portion of its portfolio management responsibilities in respect of the Fund to its affiliate, Wellington Management International Ltd.

19

Seligman Global Smaller Companies Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other share-holders of the Fund. For more information, see the Shareholder Information section of the prospectus.

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Imposed Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	none

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)(2)	0.48%
Total Annual Fund Operating Expenses	1.43%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (RSC) as the Series’ new transfer and shareholder service agent, and the termination of the Series’ relationship with Seligman Data Corp. (SDC), the current transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent”. The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2)	As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see “Management of the Funds” for the schedule of investment management fees and administrative fees effective in the second half of 2009.

20

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$146	$429	$734	$1,600

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.

21

Seligman Global Technology Fund

Investment Objective

The Seligman Global Technology Fund’s investment objective is long-term capital appreciation.

Technology:

The use of science to create new products and services. The industry comprises information technology and communications, as well as medical, environmental and bio-technology.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund generally invests at least 80% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the US, have their securities traded on non-US exchanges or have been formed under the laws of non-US countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the US if it derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

■	Above-average growth prospects

■	High profit margins

■	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

■	Quality management and equity ownership by executives

■	Unique competitive advantages (e.g., market share, proprietary products)

■	Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth

22

Seligman Global Technology Fund

has slowed, or its underlying fundamentals have deteriorated. The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company’s outlook, or to meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities. The Fund may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the US) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors. Shareholders will be provided with at least 60 days prior written notice of any change to the “80%” investment policy described in the second paragraph under “Principal Investment Strategies.”

There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make

23

Seligman Global Technology Fund

investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

The Fund may be susceptible to factors affecting technology and technology-related industries, and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of one of the Fund’s investments may offset potential gains from other investments.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. There can be no assurances that the Fund will achieve, by investing in initial public offerings or otherwise, the strong performance that the Fund had previously experienced, and past performance is no guarantee of future investment results.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

24

Seligman Global Technology Fund

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

The Fund anticipates offering Class R5 shares on the New Class Effective Date. Accordingly, there is no performance information in respect of Class R5 shares.

25

Seligman Global Technology Fund

Fees and Expenses

The Fund anticipates offering Class R5 shares on the New Class Effective Date. The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For more information, see the Shareholder Information section of the prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)(2)	0.23%
Total Annual Fund Operating Expenses	1.23%

(1)	“Other expenses” are based on estimated amounts for the current fiscal year and include transfer and shareholder service agent fees and expenses, a custody fee, and other nonadvisory expenses.

(2)	As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see “Management of the Funds” for the schedule of investment management fees and administrative fees effective in the second half of 2009.

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses shown above remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$125	$391	$677	$1,494

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Seligman International Growth Fund

At a Special Meeting of shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of Seligman International Growth Fund on April 3, 2009 will vote on the merger of Seligman International Growth Fund into RiverSource Partners International Select Growth Fund, a fund that seeks to provide shareholders with long-term capital growth. For more information about RiverSource Partners International Select Growth Fund, please call 1-888-791-3380 for a prospectus.

Also at the Special Meeting, shareholders who owned shares of Seligman International Growth Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, with the approval of the Series’ Board of Directors, to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval. The approval of this proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board of Directors determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.

Investment Objective

The Seligman International Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objective: The Fund invests primarily in high-quality, large- and mid-capitalization growth companies ($1 billion or more at the time of initial purchase by the Fund) that are considered leaders in their industries, emphasizing those industries that are growing on a global basis. The Fund may invest in any country; however, it typically will not invest in the United States. It generally invests in several countries in different geographic regions.

The Fund generally invests in the common stock of medium- to large-sized companies in the principal international markets. However, it may also invest in companies with a lower market capitalization or in smaller regional or emerging markets (representation in the emerging markets will generally be less than 25% of assets).

In selecting individual securities, the portfolio manager looks to identify companies that it believes display one or more of the following:

■	Attractive valuations relative to earnings and revenue forecasts or other valuation criteria (e.g., return on equity)

■	Quality management

■	Unique competitive advantages (e.g., market share, proprietary products)

■	Strong possibility of multiple expansion

■	Potential for improvement in overall operations (hidden/unappreciated value)

The Fund generally sells a stock if the portfolio manager believes its target price has been reached, there is a decelerating trend of earnings growth, deteriorating industry fundamentals, management change or failure, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 25% of its assets in preferred stock and investment-grade or comparable quality debt securities.

27

Seligman International Growth Fund

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into for-ward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the Fund on reasonable terms in many situations, and the Fund may frequently choose not to enter into such contracts or purchase such options even when they are available.

The Fund may invest in futures contracts. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may also invest up to 10% of its assets in exchange-traded funds (ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund’s investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors. There is no guarantee the Fund will achieve its objective.

Principal Risks

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund’s net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Foreign securities in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Securities of issuers in emerging markets are subject to additional risks. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many US companies.

28

Seligman International Growth Fund

The Fund seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Fund’s entire investment portfolio. However, a decline in the value of the Fund’s investments in one country may offset potential gains from investments in another country.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the portfolio manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility. Securities traded in the over-the-counter markets involve risks, including the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Fund may not be able to sell when the portfolio manager deems it advantageous to do so.

If the Fund invests in ETFs, shareholders would bear not only the Fund’s expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund’s returns will therefore be lower.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may invest a portion of its net assets in debt securities, which may be subject to the risks associated with changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

Derivatives, including option transactions and futures contracts, can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. When derivatives are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

29

Seligman International Growth Fund

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to four measures of performance.

Although the Fund’s fiscal year ends on October 31, the following performance information is provided on a calendar year basis to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Prior to November 7, 2008, the Fund was managed by J. & W. Seligman & Co. Incorporated (Seligman). Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board,

RiverSource Investments, the Funds’ new investment manager, has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) of the Fund’s Class I shares exceed 0.85% per annum of the average daily net assets of such class of shares.

Both the bar chart and table below the bar chart assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

30

Seligman International Growth Fund

Class I Annual Total Return – Calendar Years

Best calendar quarter return: 16.07% – quarter ended 6/30/03.

Worst calendar quarter return: -27.70% – quarter ended 9/30/08.

Class I Average Annual Total Returns – Periods Ended 12/31/08

	One Year	Five Years	Since Inception 11/30/01
Class I
Return before taxes	(57.62)%	(3.19)%	(1.34)%
Return after taxes on distributions	(57.62)	(3.83)	(1.80)
Return after taxes on distributions and sale of Fund shares	(37.45)	(2.49)	(0.98)
MSCI EAFE Index	(43.06)	2.10	3.89
MSCI EAFE Growth Index	(42.46)	1.77	2.91
Lipper International Multi-Cap Growth Funds Average	(46.85)	1.14	2.55
Lipper International Funds Average	(44.23)	1.27	3.08

The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) and the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index (“MSCI EAFE Growth Index”, collectively, the “MSCI EAFE Indices”) and the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average (collectively, the “Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Averages exclude the effect of sales-related fees (but includes operating expenses), sales charges and taxes, and the MSCI EAFE Indices exclude the effect of expenses, fees, sales charges and taxes. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization-weighted index that measures stock market performance of the developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation. The Lipper International Multi-Cap Growth Funds Average measures the performance of mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-US BMI. The Lipper International Funds Average measures the performance of mutual funds that invest their assets in securities with primary trading markets outside of the US. Lipper currently classifies the Fund as an International Multi-Cap Growth Fund. Investors cannot invest directly in an average or index.

Prior to March 31, 2000, Seligman (the predecessor investment manager) employed subadvisers that were responsible for providing certain management services with respect to the investments of the Fund. From March 31, 2000 until September 15, 2003, the assets of the Fund were managed exclusively by Seligman. Since September 15, 2003, Wellington Management Company, LLP has been employed as subadviser to provide portfolio management services to the Fund.

31

Seligman International Growth Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other share-holders of the Fund. For more information, see the Shareholder Information section of the prospectus.

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Sales (as a percentage of offering price at time of purchase)	none

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund’s most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund’s transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. The expense ratios have not been adjusted to reflect the Fund’s assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund’s assets are lower than the Fund’s average net assets during the most recently completed fiscal year. In general, a fund’s annual operating expenses will increase as the fund’s assets decrease. Accordingly, the Fund’s annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund’s assets will have on its total annual (net) operating expenses in the current fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	0.97%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)(2)	0.60%
Total Annual Fund Operating Expenses	1.57%

(1)	“Other expenses” includes transfer and shareholder service agent fees and expenses. The Series’ Board approved RiverSource Service Corporation (RSC) as the Series’ new transfer and shareholder service agent, and the termination of the Series’ relationship with Seligman Data Corp. (SDC), the current transfer and shareholder service agent for the Series, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. “Other expenses” is based on estimated fees and expenses of SDC from March 2, 2009 through June 12, 2009 and of RSC from June 13, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the “Non-Recurring Charges”). SDC or RSC is referred to as the “transfer agent”. The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. Through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the expenses of the Fund’s Class I shares to the extent that the “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of the average daily net assets of the class. Any amounts waived will not be reimbursed by the Fund. For the fiscal year ended October 31, 2008, no fee waiver and/or expense reimbursement was required for Class I Shares.

(2)	Ameriprise Financial provides administrative services to the Fund at no cost, and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table.

32

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses are (i) the Fund’s total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC’s estimated fees and expenses from March 2, 2009 through June 12, 2009 and RSC’s estimated fees and expenses from June 13, 2009 through February 28, 2010) and (ii) after February 28, 2010, the Fund’s total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC’s fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$160	$472	$808	$1,756

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund including such things as shareholder account services, registration, custody, auditing and legal fees.

33

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.

On November 7, 2008, RiverSource Investments, completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Series (on behalf of each Fund) and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008. Shareholders of the Funds (other than Seligman Global Technology Fund) also approved at the November meeting a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the RiverSource Family of Funds, which includes the “RiverSource” funds, “RiverSource Partners” funds, “Threadneedle” funds and the “Seligman” funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Funds pay RiverSource Investments a fee for managing their respective assets (Seligman no longer receives a management fee effective November 7, 2008). The fees paid to RiverSource Investments at the current time are the same annual fee rates that were paid to Seligman prior to November 7, 2008.

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Funds at no cost, and each Fund pays RiverSource Investments a management fee for its services equal to a percentage of that Fund’s average daily net assets. Each Fund’s management fee rate declines as that Fund’s net assets increase. The management fee rates are:

■	Seligman Emerging Markets Fund

1.25% on first $1 billion of net assets

1.15% on next $1 billion of net assets

1.05% on net assets in excess of $2 billion

■	Seligman Global Growth Fund and Seligman International Growth Fund

1.00% on first $50 million of net assets

0.95% on next $1 billion of net assets

0.90% on net assets in excess of $1,050,000,000

■	Seligman Global Smaller Companies Fund

1.00% on first $100 million of net assets

0.90% on net assets in excess of $100 million

■	Seligman Global Technology Fund (see below)

Under the Management Agreement, the Funds also pay taxes, brokerage commissions, and nonadvisory expenses.

Effective in the second half of 2009, Ameriprise Financial will charge Seligman Global Smaller Companies Fund and Seligman Global Technology Fund (from inception of operations of its Class I shares) a fee for its services (which would be reflected in the Fund’s “Other Expenses” in their respective fee table). There will be no net impact to the fees that these Funds will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to these Funds. The schedule of investment management fees effective in the second half of 2009 for these Funds are as follows:

■	Seligman Global Smaller Companies Fund:

Management Fee: 0.95% on first $100 million of net assets and 0.85% on net assets in excess of $100 million in net assets

34

■	Seligman Global Technology Fund:

Management Fee: 0.95% on first $2 billion of net assets, 0.91% on next $2 billion of net assets and 0.87% in excess of $4 billion in net assets

The schedule of administrative fees effective in the second half of 2009 for each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund is as follows:

0.080% on the first $500,000,000 of net assets, 0.075% on net assets of $500,000,001 – $1,000,000,000, 0.070% on net assets of $1,000,000,001 – $3,000,000,000, 0.060% on net assets of $3,000,000,001 – $12,000,000,000, and 0.050% on net assets of $12,000,000,001 or more.

For each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund, through at least February 28, 2010, unless sooner terminated at the discretion of the Series’ Board, RiverSource Investments has contractually agreed to waive its respective management fee and/or to separately reimburse each Fund’s expenses to the extent that a Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) as it relates to their respective Class I shares (which will be renamed as Class R5 shares) exceed 0.85% per annum of the average daily net assets of such class of a Fund. No reimbursement was required through October 31, 2008 for Class I shares of these Funds.

On July 29, 2008, the Series’ Board met to discuss, prior to shareholder approval, the Management Agreement between the Series (on behalf of each Fund) and RiverSource Investments, and a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP (“Wellington Management”) relating to services provided to the Funds other than Seligman Global Technology Fund (the “Subadvisory Agreement”). A discussion regarding the basis for the Board approving the Management Agreement and the

Subadvisory Agreement was included in the proxy statement, dated August 27, 2008, and is available in the Series’ annual shareholder report for the year ended October 31, 2008.

Subadviser

Wellington Management Company, LLP, a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, is the subadviser for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman International Growth Fund, and Seligman Global Smaller Companies Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2009, Wellington Management had investment management authority with respect to approximately $402 billion in assets (which does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

RiverSource Investments pays Wellington Management a fee for the services it provides. This fee does not increase the fee payable by any Fund.

Portfolio Management

Seligman Emerging Markets Fund

Ms. Vera M. Trojan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2003. Ms. Trojan joined Wellington Management as an investment professional in 1989.

Seligman Global Growth Fund

Mr. Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund

35

since August 1, 2007 and has been involved in portfolio management and securities analysis for the Fund since 2006. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000-2005).

Mr. Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2003. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Mr. Hudson is the lead portfolio manager of the Fund. Messrs. Offit and Berteaux assist in the research and portfolio construction process. In Mr. Hudson’s absence, Messrs. Offit and Berteaux, individually, may purchase or sell securities for the Fund.

Seligman International Growth Fund

Mr. Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2003. Mr. Offit joined Wellington Management as an investment professional in 1997.

Mr. Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2003. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

Mr. Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2006. Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional at American Century Investment Management (2000-2005).

Mr. Offit is the lead portfolio manager of the Fund. Messrs. Berteaux and Hudson assist in the research and portfolio construction process. In Mr. Offits’s absence, Messrs. Berteaux and Hudson, individually, may purchase or sell securities for the Fund.

Seligman Global Smaller Companies Fund

Mr. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the North American portion of the Fund since 2003. Mr. Rome joined Wellington Management as an investment professional in 1994.

Mr. Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the non-North American portion of the Fund since 2006. Mr. Thomas joined Wellington Management as an investment professional in 2002.

Messrs. Rome and Thomas coordinate the allocations among the North American and non-North American portions of the Fund, which are intended to be regionally neutral relative to the Fund’s benchmark. However, the allocations may vary from the benchmark from time to time based upon the investment process described in the Fund’s “Principal Investment Strategies.”

The Series’ Statement of Additional Information provides additional information about the compensation of the individuals named above (the “Portfolio Team”), other accounts managed by each member of the Portfolio Team and each member of the Portfolio Team’s ownership of securities of the Fund(s) for which they provide portfolio management.

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Seligman Global Technology Fund

Seligman Global Technology Fund is managed by the Seligman Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000 and RiverSource Investments in November 2008, is Portfolio Manager of Seligman Global Technology Fund. Mr. Parower is also Portfolio Manager of Seligman Global Technology Portfolio (a portfolio of Seligman Portfolios, Inc.) and RiverSource Global Technology Fund. Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies.

Mr. Paul H. Wick is head of the Seligman Technology Group, and Portfolio Manager of Seligman Communications and Information Fund, Inc. since January 1990. Mr. Wick is also Portfolio Manager of Seligman Communications and Information Portfolio (a portfolio of Seligman Portfolios, Inc.) and a portfolio manager of RiverSource Global Technology Fund. Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Wick joined Seligman (the Fund’s predecessor investment manager) in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman’s Board of Directors in November 1997. Mr. Wick joined RiverSource Investments in November 2008. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

Ms. Reema D. Shah joined Seligman in November 2000 and RiverSource Investments in November 2008. Ms. Shah is Co-Portfolio Manager of Seligman Communications and Information Fund, Inc., and Seligman Communication and Information

Portfolio and a portfolio manager of RiverSource Global Technology Fund. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.

Mr. Ajay Diwan joined Seligman in February 2001 and RiverSource Investments in November 2008. Mr. Diwan is Co-Portfolio Manager of Seligman Communications and Information Fund, Inc. and Seligman Communication and Information Portfolio and a portfolio manager of RiverSource Global Technology Fund. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, information technology services, and electronic payment processing industries.

Mr. Benjamin Lu joined Seligman in April 2005 and RiverSource Investments in November 2008. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

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Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman funds and the other funds in the RiverSource Group of Funds; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Data Corp. (SDC):

Each Fund’s shareholder service agent through May 8, 2009; provides shareholder account services to the Funds at cost.

RiverSource Service Corporation (RSC)

Each Fund’s transfer and shareholder service agent effective May 9, 2009; provides or compensates others to provide transfer agency services to the other funds in the RiverSource Group of Funds.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman funds, as well as the other funds in the RiverSource Group of Funds.

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Regulatory Matters

In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds as follows: $150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the

Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Shareholder Information

This Shareholder Information section is effective on or about June 13, 2009.

RiverSource Family of Funds

The RiverSource Family of Funds (each individually a “fund” and, collectively, the “funds”) includes “RiverSource” funds, “RiverSource Partners” funds, “Seligman” funds and “Threadneedle” funds. (The RiverSource funds, RiverSource Partners funds and Threadneedle funds may be collectively referred to as the “RiverSource funds”.) The funds share the same Board of Directors/Trustees (the “Board”) and the same policies and procedures including those set forth in the service section of this prospectus. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all funds in the RiverSource Family of Funds owned by the investor as defined under “Initial Sales Charge—Rights of Accumulation (ROA).”

Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares will be renamed as Class R5 shares.

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Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. Not all financial intermediaries offer the funds. Financial intermediaries that offer the funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Description of Share Classes

Investment Options—Classes of Shares

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the “Fees and Expenses” table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

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Investment Options Summary

	Availability(a)	Initial Sales Charge	Contingent Deferred Sales Charge (CDSC)	Distribution and/or Service Fee(b)	Plan Administration Services Fee
Class A	Available to all investors.	Yes. Payable at time of purchase. Lower or no sales charge for larger investments.	No.(c)	Yes. 0.25%(i)	No.
Class B(d)(e)(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	Maximum 5% CDSC during the first year decreasing to 0% after six years.	Yes. 1.00%(i)	No.
Class C(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	1% CDSC may apply if you sell shares within one year after purchase.	Yes. 1.00%(i)	No.
Class I	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class R2(g)	Limited to qualifying institutional investors.	No.	No.	Yes. 0.50%	Yes. 0.25%
Class R3	Limited to qualifying institutional investors.	No.	No.	Yes. 0.25%	Yes. 0.25%
Class R4	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.25%
Class R5(h)	Limited to qualifying institutional investors.	No.	No.	No.	No.
Class W	Limited to qualifying discretionary managed accounts.	No.	No.	Yes. 0.25%(i)	No.
Class Y	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.15%

(a)	See “Buying and Selling Shares, Determining which class of shares to purchase” for more information on availability of share classes and eligible investors. See “Buying and Selling Shares, Opening an Account” for information on minimum investment and account balance requirements.

(b)	For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c)	A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See “Buying and Selling Shares, Sales Charges, Class A—contingent deferred sales charge” for more information. For all funds except money market funds.

(d)	Class B shares automatically convert to Class A shares. See “Buying and Selling Shares, Sales Charges, Class B and Class C—CDSC alternative” for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e)	Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f)	The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

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(g)	Effective on or about June 13, 2009, the Seligman funds’ Class R shares will be renamed as Class R2 shares.

(h)	Effective on or about June 13, 2009, the Seligman funds’ Class I shares will be renamed as Class R5 shares.

(i)	For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

Distribution and Service Fees

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund’s distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. If you maintain shares of the fund directly with the fund, without working directly with a financial intermediary or financial advisor, distribution and service fees may be retained by the distributor as reimbursement for incurring certain distribution and shareholder servicing related expenses.

Plan Administration Fee

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

Determining Which Class of Shares to Purchase

Each of the fund’s classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

*	For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

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■	How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

Class A, Class B and Class C Shares*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in “Opening an Account,” subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See “Sales Charges, Initial Sales Charge—Rights of Accumulation” for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See “Class B and Class C—CDSC alternative” for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

Class I Shares.

The following eligible investors may purchase Class I shares:

■	Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

*	For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

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Class R and Class Y Shares.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

■	Qualified employee benefit plans.

■	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

■	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

■	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

■	Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

■	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

■	Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class W Shares.

The following eligible investors may purchase Class W shares:

■	Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R, Class W and Class Y shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

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Sales Charges

Money Market Funds.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I Class R2 Class R5 Class W Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)	None	5%	1%	None

Non-Money Market Funds

Class A—Initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)*

Total Market Value	As a % of Purchase Price(b)	As a % of Net Amount Invested	Maximum Reallowance as a % of Purchase Price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.75	4.99	4.00
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.15
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)*

Total Market Value	As a % of Purchase Price(b)	As a % of Net Amount Invested	Maximum Reallowance as a % of Purchase Price
Up to $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25	4.44	3.50
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.15
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

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For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration

Total Market Value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	3.00%	3.09%	2.50%
$50,000 – $99,999	3.00	3.09	2.50
$100,000 – $249,999	2.50	2.56	2.15
$250,000 – $499,999	2.00	2.04	1.75
$500,000 – $999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

*	“Funds-of-funds (equity)” includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.

(a)	Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)	Purchase price includes the sales charge.

(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge—Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

Initial Sales Charge—Rights of Accumulation (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

■	Your current investment in a fund; and

■	Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■	Individual or joint accounts;

■	Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

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■	UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

■	Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

■	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; and

■

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in your ROA group in order to determine the sales charge on your purchase:

■

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

■	Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

■	Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

■	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

■	Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

Initial Sales Charge—Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you

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will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

Initial Sales Charge—Waivers of the sales charge for Class A shares. Sales charges do not apply to:

■

current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■

registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

■	partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

■	direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

■	purchases made:

■	with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

■

through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

■	through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

■	through bank trust departments.

■	separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

■	purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b) which:

■	have at least $1 million in plan assets at the time of investment; and

■	have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

■	transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds’ website (for RiverSource funds) at

49

riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCs and the Combination of Target Date Funds with Seligman TargETF und Core

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

Class A—contingent deferred sales charge

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC—Waivers of the CDSC for Class A shares. The CDSC will be waived on sales of shares:

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	purchased through reinvestment of dividends and capital gain distributions.

■	in the event of the shareholder’s death.

■	from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

■	in an account that has been closed because it falls below the minimum account balance.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

■	that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

■	of RiverSource funds purchased prior to Dec. 1, 2008.

■	initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class B and Class C—CDSC alternative

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money

50

market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to

CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

If the sale is made during the:	The CDSC percentage rate is:*
First year	5%
Second year	4
Third year	3	**
Fourth year	3
Fifth year	2
Sixth year	1
Seventh or eighth year	0

*	Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

**	For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See “Buying and Selling Shares—Distribution and Service Fees.” A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your

51

Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	sold under an approved substantially equal periodic payment arrangement.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC—Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

■	in the event of the shareholder’s death.

■	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

■	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

■	initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

■	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y—No Sales Charge. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

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Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund’s transfer agent.

Methods of Purchasing Shares

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

Class B shares of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases. Class B shares for RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.

Account established with your financial intermediary

All requests	The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

Account established with the fund

By mail	You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

By wire or ACH	Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund’s transfer agent of the wire and to receive further instructions.

If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

By exchange	Call (800) 221-2450 or send signed written instructions to the address above.

Minimum Investment and Account Balance

	For all funds, classes and accounts except those listed to the right (nonqualified)	Tax qualified accounts	RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$2,000	$1,000	$10,000	$5,000	$ 500
Additional investments	$100	$100	$100	$100	None
Account balance*	$1,000	None	$5,000	$2,500	$500

*	If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

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Minimum Investment and Account Balance—scheduled investment plans

	For all funds, classes and accounts except those listed to the right (nonqualified)		Tax qualified accounts		RiverSource 120/20 Contrarian Equity Fund; Threadneedle Global Extended Alpha Fund; RiverSource Absolute Return Currency and Income Fund	RiverSource Disciplined Small Cap Value Fund; RiverSource Floating Rate Fund; RiverSource Inflation Protected Securities Fund	Class W
Initial investment	$100	(a)	$ 100	(b)	$10,000	$5,000	$500
Additional investments	$100		$50		$100	$100	None
Account balance**	None	(b)	Non	e	$5,000	$2,500	$500

**	If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)	Money Market Funds—$2,000

(b)	Money Market Funds—$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

Important: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

Exchanging or Selling Shares

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

Ways to Request an Exchange or Sale of Shares

Account established with your financial intermediary

All requests	You can exchange or sell shares by having your financial intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

55

Account established with the fund

By mail	Mail your exchange or sale request to:

	Regular Mail	RiverSource Family of Funds
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

	Express Mail	RiverSource Family of Funds
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

Include in your letter:

■	your name

■	the name of the fund(s)

■	your account number

■	the class of shares to be exchanged or sold

■	your Social Security number or Employer Identification number

■	the dollar amount or number of shares you want to exchange or sell

■	specific instructions regarding delivery or exchange destination

■	signature(s) of registered account owner(s)

■	any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

■	Amount is over $50,000.

■	You want your check made payable to someone other than the registered account owner(s).

■	Your address of record has changed within the last 30 days.

■	You want the check mailed to an address other than the address of record.

■	You want the proceeds sent to a bank account not on file.

■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

56

Note: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

Payment will be mailed to the address of record and made payable to the names listed on the account.

Telephone sale requests are limited to $50,000 per day.

By wire or ACH

You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip.

Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

A service fee may be charged against your account for each wire sent. Minimum amount: by ACH: $100 by wire: $500 Your bank or financial intermediary may charge additional fees for wire transactions.

By scheduled payout plan	You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

Check Redemption Service

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

Exchanges

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

57

If you hold your fund shares in an account with Ameriprise Financial Services, you may have limited exchangeability within the RiverSource Family of Funds.

Market Timing

Short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs.

For a fund organized as a fund-of-funds, its assets consist primarily of shares of the underlying funds in which it invests. The underlying funds may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. Funds and the underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund’s NAV is calculated. To the extent that a fund or underlying fund has significant holdings of small cap stocks, floating rate loans, high yield bonds, tax-exempt securities or foreign securities, the risks of market timing may be greater for the fund than for other funds. See “Principal Investment Strategies” for a discussion of the types of securities in which your fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The funds’ Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each fund seeks to enforce this policy through its service providers as follows:

■

The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board’s policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund’s procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund’s ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

■

The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

■	If an investor’s trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the

58

right to modify or discontinue the investor’s exchange privilege or reject the investor’s purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

■

Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

■	Exchanges must be made into the same class of shares of the share class being exchanged out of.

■	Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

■	If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

■	Once the fund receives your exchange request, you cannot cancel it after the market closes.

■	Shares of the purchased fund may not be used on the same day for another exchange or sale.

■	New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

■

If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

■

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

To Other Funds
From a Money Market Fund	Class A	Class B	Class C
Class A	Yes	Yes	Yes
Class B	No	Yes	No
Class C	No	No	Yes

To a Money Market Fund
From Other Funds	Class A	Class B	Class C
Class A	Yes	No	No
Class B	No	Yes	No
Class C	No	No	Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may

59

exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund’s transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time,

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on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund’s or underlying fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund’s or an underlying fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund’s or underlying fund’s shares may change on days when shareholders will not be able to purchase or sell the fund’s or underlying fund’s shares.

For money markets funds—The fund’s investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund’s net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

Dividends and Capital Gain Distributions

Your fund’s net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

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Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that each Fund’s distributions will be primarily capital gains. Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund have substantial capital loss carryforwards which are available for offset against future net capital gains, expiring in varying amounts through 2016. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Funds will be able to utilize all of their available capital loss carryforward before they expire.

For Seligman TargETFunds

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core (the Seligman TargETFunds) generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You

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will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

For Seligman TargETFunds. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

For Taxable Funds. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

For Tax-Exempt Funds. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly

63

or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund’s investments are shares of underlying funds, the tax treatment of the fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

General Information

Availability and Transferability of Fund Shares

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. Not all financial institutions are authorized to sell the RiverSource Family of Funds and certain financial intermediaries that offer the RiverSource Family of Funds may not offer all funds on all investment platforms. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Additional Services and Compensation

In addition to acting as the fund’s investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses.” More information on how these fees are used is set forth under “Investment Options—Classes of Shares” and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See “Shareholder Fees (fees paid directly from your investment)” under “Fees and Expenses” for the scheduled sales charge of each share class. See “Buying and Selling Shares, Sales Charges” for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See “Other Investment Strategies and Risks” for the funds’ policy regarding directed brokerage.

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Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.” RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses.”

Payments to Financial Intermediaries. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary’s organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary’s registered representatives or preferred access to the financial intermediary’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary’s pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the

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financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in cus-

tomer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor

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under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See “Buying and Selling Shares.”

Additional Management Information

Affiliated Products. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

Cash Reserves. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund’s investment objectives and policies.

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Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

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Financial Highlights

Effective on or about June 13, 2009, the Fund’s Class I shares are renamed as Class R5 shares. Seligman Global Technology Fund anticipates offering Class R5 shares on the New Class Effective Date. Accordingly, there is no financial information in respect of Class R5 shares of Seligman Global Technology Fund. The tables below are intended to help you understand the financial performance of each Fund’s Class I shares for the past five years. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. Per share amounts are calculated based on average shares outstanding during a particular period. “Total return” shows the rate that you would have earned (or lost) on an investment in the Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes. If such costs and taxes were included, the returns presented below would have been lower, Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this financial information. Their report, along with the Series’ financial statements, is included in the Series’ Annual Report, which is available upon request. Effective March 18, 2009, Ernst & Young LLP serves as the Series’ Independent Registered Public Accounting Firm.

Emerging Markets Fund

CLASS I
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:*
Net asset value, beginning of year	$20.20	$13.25	$10.60	$ 7.92	$6.61
Income (loss) from investment operations:
Net investment income (loss)	0.12	(0.02)	0.04	0.06	0.05
Net realized and unrealized gain on investments and foreign currency transactionsøø	(9.75)	8.36	3.33	2.62	1.26
Total from investment operations	(9.63)	8.34	3.37	2.68	1.31
Less distributions
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—
Net asset value, end of year	$7.99	$20.20	$13.25	$10.60	$7.92
Total Return:	(54.25)%	69.61%	33.66%	33.84%	19.82%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5,335	$12,043	$8,060	$6,470	$4,836
Ratio of expenses to average net assets	1.77%	1.72%	1.73%	1.89%	1.87%
Ratio of net investment income to average net assets	0.84%	(0.11)%	0.34%	0.62%	0.63%
Portfolio turnover rate	123.49%	106.56%	110.49%	129.33%	106.84%

See footnotes on page 71.

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Global Growth Fund

CLASS I
	Year Ended October 31,
	2008		2007	2006	2005	2004
Per Share Data:*
Net asset value, beginning of year	$12.03		$ 8.86	$7.57	$7.45	$6.29
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.07)	(0.03)	0.01	(0.03)
Net realized and unrealized gain on investments and foreign currency transactionsøø	(6.32)		3.24	1.32	0.11	1.19
Total from investment operations	(6.33)		3.17	1.29	0.12	1.16
Net asset value, end of year	$5.70		$12.03	$8.86	$7.57	$7.45
Total Return:	(52.62)%		35.78%	17.04%	1.61%	18.44%#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$904		$1,887	$2,639	$2,207	$2,081
Ratio of expenses to average net assets	1.50%		1.52%	1.51%	1.59%	1.55%
Ratio of net investment income (loss) to average net assets	(0.11)%		(0.73)%	(0.38)%	0.11%	(0.42)%
Portfolio turnover rate	79.25%		86.05%	127.09%	269.07%	270.63%
Global Smaller Companies Fund
CLASS I
	Year Ended October 31,
	2008		2007	2006	2005	2004
Per Share Data:*
Net asset value, beginning of year	$20.34		$19.36	$17.02	$13.91	$11.91
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.08	0.03	0.01	—ø
Net realized and unrealized gain on investments and foreign currency transactionsøø	(9.68)		3.21	2.74	3.10	2.00
Total from investment operations	(9.61)		3.29	2.77	3.11	2.00
Less distributions
Distributions from net realized capital gain	(2.06)		(2.31)	(0.43)	—	—
Proceeds from Regulatory Settlement	0.01	(1)	—	—	—	—
Net asset value, end of year	$8.68		$20.34	$19.36	$17.02	$13.91
Total Return:	(52.20)%	(1)	19.24%	20.99%	22.36%	16.79%#
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$27,976		$57,048	$11,607	$9,643	$7,979
Ratio of expenses to average net assets	1.28%		1.21%	1.26%	1.36%	1.45%
Ratio of net investment income (loss) to average net assets	0.50%		0.38%	0.13%	0.05%	(0.02)%
Portfolio turnover rate	83.70%		72.24%	67.93%	76.40%	94.65%

See footnotes on page 71.

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International Growth Fund

CLASS I
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Data:*
Net asset value, beginning of year	$23.04	$16.35	$13.09	$12.44	$10.13
Income (loss) from investment operations:
Net investment income (loss)	0.10	—ø	0.01	0.06	(0.02)
Net realized and unrealized gain on investments and foreign currency transactionsøø	(11.70)	6.69	3.25	0.59	2.33
Total from investment operations	(11.60)	6.69	3.26	0.65	2.31
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—
Net asset value, end of year	$8.38	$23.04	$16.35	$13.09	$12.44
Total Return:	(57.77)%	40.92%	24.90%	5.23%	22.80%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$9,083	$16,332	$11,740	$9,292	$7,911
Ratio of expenses to average net assets	1.41%	1.36%	1.38%	1.46%	1.59%
Ratio of net investment income (loss) to average net assets	0.66%	0.02%	0.09%	0.49%	(0.18)%
Portfolio turnover rate	344.77%	235.33%	165.09%	189.17%	241.12%

*	Per share amounts are calculated based on average shares outstanding.

ø	Less than $0.01.

#	Excluding the effect of payments received from Seligman (the predecessor investment manager), total returns would have been 18.28% and 16.58% for the Global Growth Fund and Global Smaller Companies Fund, respectively.

(1)	In June 2008, the Global Smaller Companies Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC, which increased the total return by 0.09%.

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How to Contact Us

The Funds

Write to	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, MN 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	RiverSource Family of Funds

For accounts established directly with the fund (for purchases, sales and exchanges):

Regular Mail	RiverSource Family of Funds c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	RiverSource Family of Funds c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Phone	Toll-free (800) 445-1777

RIVERSOURCE FUND DISTRIBUTORS, INC.

an affiliate of

RIVERSOURCE INVESTMENTS, LLC

a wholly owned subsidiary of Ameriprise Financial, Inc.

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For More Information

The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about a Fund or to make shareholder inquiries.

The Statement of Additional Information (“SAI”) contains additional information about each Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs.

Information about each Fund, including the Prospectus and SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about a Fund are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Number:    811-6485

SELIGMAN GLOBAL FUND SERIES, INC.

(the “Series”)

Seligman Emerging Markets Fund

Seligman Global Growth Fund

Seligman Global Smaller Companies Fund

Seligman Global Technology Fund

Seligman International Growth Fund

(each, a “Fund”, collectively, the “Funds”)

Statement of Additional Information

July 1, 2009

200 Ameriprise Financial Center

Minneapolis, MN 55747

(212) 850-1864

Toll Free Telephone: (800) 221-2450

For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments” or “investment manager”), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of the Funds having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement (the “Management Agreement”) between RiverSource Investments and the Series (on behalf of each Fund), RiverSource Investments became the new investment manager of the Funds effective November 7, 2008. Shareholders of the Funds (other than Seligman Global Technology Fund) also approved at the November meeting a subadvisory agreement between RiverSource Investments and Wellington Management Company, LLP (the “Subadvisory Agreement”).

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the Funds’ current Prospectus, dated July 1, 2009, offering Class A shares, Class B shares, Class C shares and Class R shares and, other than Seligman Global Technology Fund, the Funds’ prospectus dated, July 1, 2009, offering Class I shares (together, the “Prospectuses”). Effective on or about June 13, 2009 (the “Class Conversion Date”), the Seligman funds’ Class I shares will be renamed as Class R5 shares and Class R shares will be renamed as Class R2 shares. In addition, effective on or about August 3, 2009, (the “New Class Effective Date”), Seligman Global Smaller Companies Fund will offer three additional classes of shares (a new Class I, Class R3 and Class R4 shares) and Seligman Global Technology Fund will offer four additional classes of shares (new Class I, Class R3, Class R4 and Class R5 shares).

The financial statements and notes included in the Series’ Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you, without charge, if you request a copy of this SAI.

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and maybe exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. This SAI includes a list of mutual funds included in RiverSource Family of Funds.

The Series is governed by a Board that meets regularly to review a wide variety of matters affecting the Series. Detailed information about Fund governance, the Funds’ investment manager, RiverSource Investments and other aspects of Fund management can be found by referencing the Table of Contents on the following page.

The website references in this SAI are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this SAI.

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Series History

The Series was incorporated in Maryland on November 22, 1991 under the name Seligman International Fund Series, Inc. It changed its name to Seligman Henderson Global Fund Series, Inc. on May 25, 1993, and changed its name to its present name on January 21, 2000. As of November 7, 2008, the Series is part of the RiverSource Family of Funds. The RiverSource Family of Funds includes a comprehensive array of funds managed by RiverSource Investments, including the Series and the other Seligman mutual funds.

Description of the Funds and their Investments and Risks

Classification

The Series is a diversified, open-end management investment company, or mutual fund, which consists of five separate and distinct series, or funds:

Seligman Emerging Markets Fund (“Emerging Markets Fund”)

Seligman Global Growth Fund (“Global Growth Fund”)

Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”)

Seligman Global Technology Fund (“Global Technology Fund”)

Seligman International Growth Fund (“International Growth Fund”)

Investment Strategies and Risks

The following information regarding each Fund’s investments and risks supplements the information contained in the Series’ Prospectuses.

General. In allocating each Fund’s investments among geographic regions and individual countries, such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing investment opportunities; and the outlook for currency relationships will be considered.

Each Fund may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Each Fund will normally invest its assets in equity securities, including common stock, securities convertible into or exchangeable for common stock, depositary receipts, and warrants. A Fund may, however, invest up to 20% (25% in the case of Global Growth Fund and International Growth Fund) of its assets in preferred stock and debt securities. A Fund that invests “primarily” in a certain type of security invests at least 65% of its net assets (including any amounts borrowed for investment purposes) in that type of security. Dividends or interest income are considered only when it is believed that such income will favorably influence the market value of a security in light of each Fund’s objective of capital appreciation. Equity securities in which each Fund invests may be listed on US or foreign stock exchanges or traded in US or foreign over-the-counter markets.

Debt securities in which each Fund may invest are not required to be rated by a recognized rating agency. As a matter of policy, each Fund, with the exception of the Emerging Markets Fund, will invest only in “investment-grade” debt securities or, in the case of unrated securities, debt securities that are deemed to be of equivalent quality to “investment-grade” securities. “Investment-grade” debt securities are rated within the four highest rating categories as determined by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”). Securities rated within the highest of the four investment-grade categories (i.e., Aaa by Moody’s and AAA by S&P) are judged to be of the best quality and carry the smallest degree of risk. For capital appreciation, the Emerging Markets Fund may invest up to 5% of its assets in governmental and corporate debt securities that, at the time of purchase by the Fund, are rated Baa or lower by Moody’s and BBB or lower by S&P or, if unrated, deemed to be of comparable quality. The Emerging Markets Fund will not invest in debt securities rated lower than C by Moody’s or C by S&P or, if unrated, deemed to be of comparable quality. Securities rated Baa/BBB or lower lack high quality investment characteristics and may also have speculative characteristics. Debt securities are interest-rate sensitive, so their value tends to decrease when interest rates rise and increase when interest rates fall.

Each Fund may invest in securities represented by European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), Brazilian Depositary Receipts (“BDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter

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in the United States and are quoted and settled in US dollars at a price that generally reflects the US dollar equivalent of the home country share price. EDRs and GDRs are receipts similar to ADRs and are typically issued by foreign banks or trust companies and traded in Europe. BDRs are typically issued by Brazilian banks or trust companies and are traded in Brazil. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities. For purposes of a Fund’s investment policies, an investment in Depositary Receipts will be deemed to be an investment in the underlying security.

By investing in foreign securities, a Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The investment manager believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International and global diversification reduces the effect events in any one country will have on a Fund’s entire investment portfolio. Of course, a decline in the value of a Fund’s investments in one country may offset potential gains from investments in another country.

Foreign Investment Risk Factors. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that a Fund’s foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid, and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlement practices may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon and may involve a risk of loss to a Fund. Foreign securities markets may have substantially less trading volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation (in which case a Fund could lose its entire investment in a certain market); limitations on the removal of moneys or other assets of a Fund; political or social instability or revolution; or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Each Fund may invest in sovereign debt. The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by a Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government’s policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, a Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country.

Foreign Currency Risk Factors. Investments in foreign securities will usually be denominated in foreign currency, and each Fund may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates, and exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. A Fund’s net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of

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dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the US dollar and other currencies is generally determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow, and numerous other factors, including, in some countries, local governmental intervention), but can sometimes be affected by the imposition of fixed exchange rates that may overvalue a foreign currency, to the detriment of foreign investors.

Emerging Market Investment Risk Factors. Some of the risks described in the preceding paragraphs may be more severe for investments in emerging countries. By comparison with the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less seasoned and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital or the payment of special levies and taxes, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Risks of Investments in Russia. The Emerging Markets Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. Also, there is no central registration system for shareholders and it is possible for the Fund to lose its investment through fraud, negligence or mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. As a result of these investment activities, the Fund could incur substantial losses.

Smaller Company Investment Risk Factors. Although smaller companies may generally have greater earnings and sales growth potential than larger companies, investments in such companies may involve greater risks, such as limited product lines, limited markets and limited financial and managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities that trade more frequently.

Technology Investment Risk Factors. The value of Global Technology Fund shares may be susceptible to factors affecting technology and technology-related industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities. Technology and technology-related industries may be subject to greater governmental regulation than many other industries in certain countries, as well as changes in governmental policies, and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, these companies may be subject to risks of developing technologies, competitive pressures, and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Securities of smaller, less experienced companies also may involve greater risks, such as limited product lines, limited markets and limited financial and managerial resources, and trading in such securities may be subject to more abrupt price movements than trading in the securities that trade more frequently.

Derivatives. Each Fund may invest in financial instruments commonly known as “derivatives” only for hedging or investment purposes. A Fund will not invest in derivatives for speculative purposes, which means where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

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A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity, or other asset. A Fund will not invest in a specific type of derivative without prior approval from the Series’ Board of Directors after consideration of, among other things, how the derivative instrument serves the Fund’s investment objective, and the risks associated with the investment. Pursuant to this policy, each Fund is permitted to invest in forward foreign currency exchange contracts, commodities and commodity contracts, rights and warrants, options and access trades, as more fully described below.

Forward Foreign Currency Exchange Contracts. Changes in exchange rates will be considered in making investment decisions. As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. A Fund will usually enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the US dollar value of securities it already owns. A Fund may be required to cover certain forward currency contract positions by establishing an account with its custodian that will contain only liquid assets, including, but not limited to, US Government securities or other liquid high-grade debt obligations.

A Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against another currency (including the US dollar). In this case, the contract would approximate the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. If appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or proxy currency act as an effective proxy for other currencies. In these circumstances, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The effect a substantial commitment of a Fund’s assets to forward contracts could have on the investment program of such Fund and its ability to purchase additional securities will be considered.

Except as set forth above and immediately below, a Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige a Fund to deliver an amount of foreign currency in excess of the value of such Fund’s portfolio securities or other assets denominated in that currency. A Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in that currency provided the excess amount is covered by cash or liquid securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, it is believed that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of a Fund will be served.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the

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foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. However, a Fund may use cash or liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, a Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate.

Although a Fund will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Fund may therefore incur a gain or loss on a forward contract. A forward contract may help reduce a Fund’s losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency’s value relative to the US dollar or other currencies. Additionally, this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Foreign currency forward contracts may not be available to a Fund on reasonable terms in many situations and a Fund may frequently choose not to enter into such contracts even when they are available.

Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit or “spread” based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Commodities and Commodity Contracts. Each Fund may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in that Fund being a “commodity pool” as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission’s regulations and interpretations thereunder. Approval of the Board of Directors must be granted for a Fund to invest in any new type of commodity if it is of a type the Fund has not previously utilized.

Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to a Fund if the fluctuations in interest rates, currency values or the market to which the financial instrument is tied are not accurately predicted. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that the Fund could lose more than the amount of its original investment. For example, a Fund may purchase futures contracts by making a relatively small “margin deposit” and, if such contract is thereafter sold at a loss, that Fund could lose substantially more than the original margin deposit. Although the Funds will utilize only exchange-traded futures and options thereon, there can be no assurance that it will be able to close out positions when it wishes to. In addition, a futures or options strategy may not provide an exact hedge to a position.

Rights and Warrants. Each Fund may invest in common stock rights and warrants believed to provide capital appreciation opportunities. No more than 2% of net assets of a Fund may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by a Fund in units or attached to securities may be deemed to have been purchased without cost.

Options. The investment manager must seek approval of the Board of Directors of the Series to invest in any option if it is of a type the Funds have not previously utilized. Pursuant to this policy, the Board has approved the investment manager’s request that the Funds be permitted to purchase put options, call options, put spreads, call spreads and collars, and to sell covered call options (i.e., where a Fund owns the underlying security) and covered put options (i.e., where a Fund maintains cash or other collateral to cover the obligation created by the put). These instruments are described below.

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An option is a contract that gives the holder the right to purchase (“call”) or sell (“put”) a specified security for an agreed upon price at any time before the contract’s expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or “writer”) of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

In order for a purchased put option to be profitable, the market price of the underlying security must decline sufficiently below the strike price to cover the premium and transaction costs. Conversely, in order for a purchased call option to be profitable, the market price of the underlying security must increase sufficiently above the strike price to cover the premium and transaction costs. By using options in this manner, a Fund will reduce any profit it might have otherwise realized in the underlying security by the premium paid and by transaction costs.

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the stock beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the stock price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

Options offer large amounts of leverage, which will result in a Fund’s net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the ability of the investment manager to manage future price fluctuations, and the degree of correlation between the options and the prices of the underlying securities. If the investment manager is incorrect in its expectation of changes in market prices or the correlation between the instruments or indices on which such options may be written and purchased and the instruments in a Fund’s investment portfolio, the Funds may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires “out of the money” (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the over-the-counter market, there is a risk that the counterparty that wrote the option will be unable to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, the Funds may have difficulty closing out its position, in which case the Funds could lose money in the event of adverse price movements.

Access Trades. Each Fund may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, each Fund bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, a Fund may not be able to sell when it is deemed advantageous to do so. These risks will be potentially mitigated by limiting access trade exposure by a Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.

Futures Contracts. The Fund may utilize index futures contracts. Futures contracts, which trade on a securities exchange, are standardized as to quantity, delivery date and settlement conditions, including

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specific securities acceptable for delivery against the futures contract. In the case of index futures, settlement is made in cash based on the value of a specified underlying index. More commonly, futures contracts are closed out prior to expiration by an offsetting purchase or sale. Since the counterparty to every futures contact is a securities exchange, offsetting transactions are netted to close out positions. The Fund may incur a loss if the closing transaction occurs at an unfavorable price as compared with that of the opening trade (including transaction costs). There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the position, including the maintenance of margins, which could result in the Fund incurring substantial losses.

Margin deposits must be made at the time a futures contract position is acquired. The Fund is required to deposit in a segregated account, typically with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Initial margin on futures contracts is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a securities exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made daily to and from the futures broker as the value of the futures position varies, a process known as “marking-to-market.” When the Fund purchases or sells futures contracts, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Under certain circumstances, exchanges upon which futures contracts trade may establish daily limits on the amount that the price of a future contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract position, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or to designate liquid assets on its books and records.

Certain characteristics of the futures markets might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, since initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

Options on Futures. The Fund may utilize options on index futures (“options on futures”). Options on futures are effectively options on the instrument that underlies a futures contract. A call option on a futures contract gives the holder the right to enter into a long futures contract at a fixed futures price. A put option on a futures contract gives the holder the right to enter into a short futures contract at a fixed futures price.

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Purchasers and sellers of options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an offsetting option on the same futures contract. There is also risk that the Fund may have difficulty in closing out positions in options on futures. Although the Fund intends to close out any positions on a securities market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, exchanges upon which futures are traded may establish daily limits on the amount that the price of an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions held by the Fund.

Options on futures held by the Fund, to the extent not exercised, will expire and the Fund would experience a loss to the extent of any premium paid for the option. If the Fund were unable to liquidate an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

Certain characteristics of the futures market might increase the risk that movements in the prices of options on futures contracts might not correlate perfectly with movements in the prices of any exposure being hedged. For example, all participants in the options on futures markets are subject to daily variation margin calls and might be compelled to liquidate options on futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), which generally prohibits each Fund from holding more than 3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. The Funds’ investments in other investment companies may include investment in exchange-traded funds (“ETFs”) if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange or otherwise traded in the over-the-counter market and generally seek to track the performance of a specified securities index or a basket of securities. Securities traded in the over-the-counter market present additional risks, such as counterparty and liquidity risks.

If a Fund invests in other investment companies, shareholders would bear not only that Fund’s expenses (including operating expenses and management fees), but also similar expenses of the underlying investment companies, and that Fund’s returns will therefore be lower.

Short Sales. Each Fund may sell securities short “against-the-box.” A short sale “against-the-box” is a short sale in which a Fund owns an equal amount of the securities sold short (or securities convertible into or exchangeable for the securities sold short) without payment of further consideration for securities of the same issuer as, and equal in amount to, the securities sold short.

Investments to Control. The Funds may not invest for the purpose of controlling or managing any company. If a Fund acquires a large percentage of the securities of a single issuer, it could be deemed to have invested in such issuer for the purpose of exercising control. If one of the Funds were to make such acquisitions, there is a risk that such Fund would become less diversified, which could increase the volatility of the Fund and increase the Fund’s exposure to market, credit and other risks associated with certain issuers’ financial condition and business operations.

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Repurchase Agreements. Each Fund may enter into repurchase agreements as a short-term cash management tool. A repurchase agreement is an agreement under which a Fund acquires a security, generally a US Government obligation, subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed-upon interest rate effective for the period of time a Fund holds the security and is unrelated to the interest rate on the security. A Fund’s repurchase agreement will at all times be fully collateralized. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating securities underlying the agreement, a decline in the value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, a Fund will not enter into repurchase agreements of more than one week’s duration if more than 10% of its net assets would be invested in such agreements and other illiquid securities.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (“1933 Act”)), funding agreements issued by domestic insurance companies and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. A Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act, and the Funds’ Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. Each Fund may from time to time borrow money to increase its portfolio of securities or for other purposes. Under the 1940 Act, each Fund is generally permitted to borrow from banks in amounts not exceeding one-third of the value of its total assets, less liabilities other than such borrowings. The Board of Directors has adopted a non-fundamental restriction under which a Fund may not borrow more than 15% of the value of its total assets. Borrowings may be secured by a mortgage or pledge of a Fund’s assets.

Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit a Fund’s net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of a Fund’s shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause the net asset value of a Fund’s shares to decline more than would otherwise be the case.

Lending of Portfolio Securities. Each Fund may lend portfolio securities if it is believed that such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund amounts equal to the amounts of any dividends or interest paid on the securities. The Funds may invest the collateral and earn additional income or receive an agreed-upon amount of interest income from the borrower. Loans made by the Funds will generally be short-term. Loans are subject to termination at the option of the lending Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. A Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by that Fund is insufficient to replace the loaned securities. In addition, each Fund is responsible for any loss that might result from its investment of the borrower’s collateral. Amounts paid to a Fund by borrowers in lieu of dividends may not be eligible to be passed through to the Fund’s shareholders as qualifying dividend income that would be subject to a lower rate of federal income tax.

Except as otherwise specifically noted above, the Funds’ investment strategies are not fundamental and a Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

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Fundamental Restrictions

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of a Fund’s outstanding voting securities. Under these policies, the Funds may not:

•	Purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time;

•

Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission (“SEC”) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

•

Issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

•	Make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC;

•

Underwrite the securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies;

•

Purchase or hold any real estate, except a Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein;

•	Make any investment inconsistent with a Fund’s classification as a diversified company under the 1940 Act;

•

Invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the US Government or any of its agencies or instrumentalities; or

•

Purchase or retain the securities of any issuer (other than the shares of a Fund), if to the Fund’s knowledge, those directors and officers of the Series and the directors and officers of the investment manager or subadviser, who individually own beneficially more than  1/2 of 1% of the outstanding securities of such, together own beneficially more than 5% of such outstanding securities.

Certain of the Funds’ fundamental policies set forth above prohibit transactions “except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.” The following discussion explains the flexibility that the Funds gain from these exceptions.

Purchase of securities on margin – A purchase on margin involves a loan from the broker-dealer arranging the transaction. The “margin” is the cash or securities that the borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Funds generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Funds.

Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act prohibits a mutual fund from issuing senior securities other than certain borrowings, but SEC staff interpretations allow a fund to engage in certain types of transactions that otherwise might raise senior security concerns (such as short sales, buying and selling financial futures contracts and selling put and call options), provided that the fund maintains segregated deposits or portfolio securities, or otherwise covers the transaction with offsetting portfolio securities, in amounts sufficient to offset any liability associated with the transaction. The exception in the fundamental policy allows the Funds to operate in reliance upon these staff interpretations.

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Borrowing money – The 1940 Act permits a fund to borrow up to 33  1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.

Making loans – The 1940 Act generally prohibits the Funds from making loans to affiliated persons but does not otherwise restrict the Funds’ ability to make loans.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Funds also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

The Series, on behalf of its Emerging Markets Fund, Global Smaller Companies Fund and Global Technology Fund, will provide shareholders with at least 60 days prior notice of any change in the “80%” investment policy of these Funds as described in the Prospectuses. Such notice will be provided in plain English in a separate written document and will contain the following prominent statement, in bold-face type: “Important Notice Regarding Change in Investment Policy”. This prominent statement will also appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, such statement will appear either on the notice or on the envelope in which the notice is delivered. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers’ acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. A Fund’s investments in foreign cash equivalents will be limited to those that are believed to equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. Portfolio turnover will not be a limiting factor in managing the Funds’ investments. The Funds’ portfolio turnover rates for the fiscal years ended October 31, 2008 and 2007 were:

Fund	2008	2007
Emerging Markets Fund	123.49%	106.56%
Global Growth Fund	79.25	86.05
Global Smaller Companies Fund	83.70	72.24
Global Technology Fund	171.14	208.35
International Growth Fund*	344.77	235.33

*	The significant increase in the International Growth Fund’s portfolio turnover rate from 2007 to 2008 was due primarily to the volatile market conditions of 2008.

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Disclosure of Portfolio Holdings

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted the investment manager’s policies and approved the investment manager’s procedures, including the investment manager’s oversight of subadviser practices, relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund’s fiscal quarter, on the SEC’s website. Once holdings information is filed with the SEC, it will also be posted on the website for the RiverSource funds at riversource.com/funds and for the Seligman funds at seligman.com, and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available information regarding a fund’s top ten holdings (including name and percentage of a fund’s assets invested in each such holding) and the percentage breakdown of a fund’s investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund’s prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communiqué, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P. Investment Technology Group, Inc.), operational functions (Brown Brothers Harriman & Co. (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

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Each fund’s Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s General Counsel’s Office, Compliance, and Communications. The PHC has been authorized by the fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund’s Chief Compliance Officer or the fund’s General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Management of the Series

Board Members and Officers

Shareholders elect a Board that oversees the Funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

On November 7, 2008, RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, announced the closing of its Acquisition of Seligman. With the Acquisition completed and shareholders having previously elected (at special meetings held on November 3, 2008) ten new directors (collectively, the “New Board Members”), the New Board Members took office on November 7, 2008. The New Board Members are Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., Catherine James Paglia, Alison Taunton-Rigby and William F. Truscott. The New Board Members also became directors/trustees of the other Seligman funds in November 2008 and also serve as directors/trustees of the other funds in the RiverSource Family of Funds. Messrs. Leroy C. Richie and John F. Maher, who were members of the Board prior to November 7, 2008, have continued to serve on the Board after the Acquisition, which results in an overall increase from ten directors to 12 directors.

Information with respect to the members of the Board is shown below. Each member oversees 162 portfolios in the fund complex managed by RiverSource Investments, which includes 58 Seligman funds and 104 RiverSource funds, RiverSource Partners funds and Threadneedle funds. Board members serve until the next regular shareholders’ meeting or until he or she reaches the mandatory retirement age established by the Board.

Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Investment Review, Audit

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Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Chair, RiverSource Funds, 1999-2006; former Governor of Minnesota	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	Other funds in the RiverSource Family of Funds	Distribution, Investment Review, Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since November 7, 2008	Trustee Professor of Economics and Management, Bentley University; Former Dean, McCallum Graduate School of Business, Bentley University	Other funds in the RiverSource Family of Funds	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Attorney and Consultant	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Executive, Investment Review, Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Former Managing Director, Shikiar Asset Management	American Progressive Insurance; other funds in the RiverSource Family of Funds	Distribution, Executive, Investment Review, Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member and Chair of Board since November 7, 2008	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems); other funds in the RiverSource Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 65	Board member since 2006	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997.	Other funds in the RiverSource Family of Funds	Distribution, Investment Review, Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since November 7, 2008	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	Other funds in the RiverSource Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 2000	Counsel, Lewis & Munday, P.C. (law firm) since 1987; and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc., (digital imaging); Infinity, Inc. (oil and gas exploration and production); and OGE Energy Corp., (energy and energy services); other funds in the RiverSource Family of Funds	Contracts, Distribution, Investment Review

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Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 65	Board member since November 7, 2008	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Forester Biotech	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs); other funds in the RiverSource Family of Funds	Contracts, Distribution, Executive, Investment Review

Board Member Affiliated With RiverSource Investments*

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 48	Board member and Vice President since November 7, 2008	President – U.S. Asset Management and Chief Investment Officer, Ameriprise Financial, Inc. since 2005; President, Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC since 2001; Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006 and of RiverSource Fund Distributors, Inc. since 2008; and Senior Vice President – Chief Investment Officer, Ameriprise Financial, Inc., 2001-2005	Other funds in the RiverSource Family of Funds	None

*	Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments and Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is a Vice President, the other officers are:

Fund Officers

Name, Address, Age	Position with Fund and Length of Time Served*	Principal Occupation During Last Five Years
Patrick T. Bannigan 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	President since November 7, 2008	Director and Senior Vice President – Asset Management, Products and Marketing, RiverSource Investments, LLC and; Director and Vice President – Asset Management, Products and Marketing, RiverSource Distributors, Inc. since 2006 and of RiverSource Fund Distributors, Inc. since 2008; Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006; President, Touchstone Investments, 2002-2004

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Fund Officers

Name, Address, Age	Position with Fund and Length of Time Served*	Principal Occupation During Last Five Years
Michelle M. Keeley 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since November 7, 2008	Executive Vice President – Equity and Fixed Income, Ameriprise Financial, Inc. and RiverSource Investments, LLC since 2006; Vice President – Investments, Ameriprise Certificate Company since 2003; Senior Vice President – Fixed Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006

Amy K. Johnson 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	Vice President since November 7, 2008	Chief Administrative Officer, RiverSource Investments, LLC since 2009; Vice President – Asset Management and Trust Company Services, RiverSource Investments, LLC, 2006-2009; Vice President – Operations and Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Scott R. Plummer 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 49	Vice President, General Counsel and Secretary since November 7, 2008	Vice President and Chief Counsel – Asset Management, Ameriprise Financial, Inc. since 2005; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, RiverSource Investments, LLC, since 2006; Chief Counsel, RiverSource Fund Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Vice President – Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Lawrence P. Vogel 100 Park Avenue, New York, NY 10017 Age 52	Treasurer since 2000	Vice President, Managed Assets, Investment Accounting of Ameriprise Financial, Inc. since 2009; Treasurer, Seligman Data Corp. since 2000. Senior Vice President, Investment Companies, J. & W. Seligman & Co. Incorporated, 992-2008; former Vice President of the Seligman funds

Eleanor T.M. Hoagland 100 Park Avenue, New York, NY 10017 Age 58	Chief Compliance Officer since 2004; Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer since 2008	Chief Compliance Officer, RiverSource Investments, LLC and Kenwood Capital Management LLC since 2009; Chief Compliance Officer for each of the Seligman funds since 2004 and all funds in the RiverSource Family of Funds, Ameriprise Certificate Company, Seligman Data Corp. and RiverSource Service Corporation since 2009; Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer for each of the Seligman funds since 2008; and Managing Director, J. & W. Seligman & Co. Incorporated, and Vice-President for each of the Seligman funds, 2004-2008

*	All officers are elected annually by the Board of Directors and serve until their successors are elected and qualify or their earlier resignation.

Board Committees

The Board initially approved the Management Agreement and other contracts with the investment manager and its affiliates, and other service providers and the Subadvisory Agreement with Wellington Management Company, LLP. The Management Agreement was also approved by shareholders of each Fund at a special meeting held on November 3, 2008. The Subadvisory Agreement was also approved by shareholders of each Fund (other than Seligman Global Technology Fund) at the November 2008 meeting. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and stockholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, stockholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts.

The Board of Directors met 14 times during the year ended December 31, 2008, which includes 12 meetings by the Board as constituted prior to the Acquisition of Seligman and 2 meetings by the Board as currently constituted. As of November 7, 2008, the Board has organized the following standing committees to facilitate its work (accordingly, no committee meetings have been held prior to such date for these committees): Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Directors who are not “interested persons” of the Series as that term is defined in the 1940 Act (i.e., they are independent directors). The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

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Mr. Lewis, as Chairman of the Board, acts as a point of contact between the independent Directors and RiverSource Investments between Board meetings in respect of general matters.

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Chairman of the Board in relation to furthering the interests of the Funds and other funds in the RiverSource Family of Funds and their shareholders on external matters. The members of this committee are not “interested persons” as that term is defined in the 1940 Act. The committee, which operates pursuant to a written charter, also reviews candidates for Board membership, including candidates recommended by stockholders. This committee met 10 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Series’ then-existing Board Operations Committee and 2 meetings by the Fund’s then-existing Director Nominating Committee, each of which performed functions similar to the Board Governance Committee, which met 1 time during the period after the Acquisition of Seligman.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of a Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Compliance Committee. This committee supports the Series’ maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Fund or its key service providers; developing and implementing, in coordination with the Series’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the CCO to meet with independent Board members on a regular basis to discuss compliance matters. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Series’ then existing Board of Directors, which performed functions similar to the Compliance Committee, which met 1 time during the period after the Acquisition of Seligman.

Contracts Committee. This committee reviews and oversees the contractual relationships with service providers and receives and analyzes reports covering the level and quality of services provided under contracts with the Series. It also advises the Board regarding actions taken on these contracts during the annual review process. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Series’ then existing Board Operations Committee, which performed functions similar to the Contracts Committee, which met 1 time during the period after the Acquisition of Seligman.

Distribution Committee. This committee reviews and supports product development, marketing, sales activity and practices related to the Funds, and reports to the Board as appropriate. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Series’ then existing Board of Directors, which performed functions similar to the Distribution Committee, which met 1 time during the period after the Acquisition of Seligman.

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Executive Committee. This committee acts for the Board between meetings of the Board. This committee did not meet during the year ended December 31, 2008.

Investment Review Committee. This committee reviews and oversees the management of each Fund’s assets and considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. This committee met 8 times during the year ended December 31, 2008, which includes, prior to the Acquisition of Seligman, 7 meetings by the Series’ then existing Board of Directors, which performed functions similar to the Investment Review Committee, which met 1 time during the period after the Acquisition of Seligman.

Audit Committee. This committee oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting and oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Series’ independent registered public accounting firm and reviews and evaluates the qualifications, independence and performance of such firm. This committee operates pursuant to a written charter. This committee met 4 times during the year ended December 31, 2008, which includes 3 meetings by the Audit Committee as constituted prior to the Acquisition of Seligman and 1 meeting by the Audit Committee as currently constituted.

Procedures for Communications to the Board of Directors

The Board of Directors has adopted a process for shareholders to send communications to the Board. To communicate with the Board of Directors or an individual Director, a shareholder must send written communications to Board Services Corporation, 901 Marquette Avenue South, Minneapolis, Minnesota 55402, addressed to the Board of Directors of the Series (on behalf of a Fund) or the individual Director. All shareholder communications received in accordance with this process will be forwarded to the Board of Directors or the individual Director.

Beneficial Ownership of Shares

As of December 31, 2008, the Directors beneficially owned shares in the Series and the RiverSource Family of Funds (which includes the Seligman funds and the Series) as follows:

	Dollar Range of Shares Owned By Director					Aggregate Dollar Range of Shares Owned by Director in RiverSource Family of Funds*
Name	Emerging Markets	Global Growth	Global Smaller Companies	Global Technology	International Growth
INDEPENDENT BOARD MEMBERS

Kathleen Blatz	None	None	None	None	None	Over $100,000

Arne H. Carlson	None	None	None	None	None	Over $100,000

Pamela G. Carlton	None	None	None	None	None	$50,001-$100,000

Patricia M. Flynn	None	None	None	None	None	Over $100,000*

Anne P. Jones	None	None	None	None	None	Over $100,000

Jeffrey Laikind	None	None	None	None	None	Over $100,000

Stephen R. Lewis, Jr.	None	None	None	None	None	Over $100,000*

John F. Maher	None	$1-$10,000	$1-$10,000	$1-$10,000	None	Over $100,000*

Catherine James Paglia	None	None	None	None	None	Over $100,000*

Leroy C. Richie	None	$1-$10,000	$1-$10,000	$1-$10,000	None	Over $100,000

Alison Taunton-Rigby	None	None	None	None	None	Over $100,000

AFFILIATED BOARD MEMBERS

William F. Truscott	None	None	None	None	None	Over $100,000

*	Total includes deferred compensation invested in share equivalents.

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Compensation None of the New Board Members received any compensation from the Series or any of the other Seligman funds for the fiscal year ended October 31, 2008. The New Board Members became Directors of the Series and the other Seligman funds effective November 7, 2008 at the completion of RiverSource Investments’ Acquisition of Seligman. Only Messrs. Maher and Richie were directors of the Series and the other Seligman funds during the fiscal year ended October 31, 2008. Messrs. Richie and Maher became directors/trustees of the RiverSource funds on November 12, 2008 and December 10, 2008, respectively. Accordingly, they did not receive any compensation from the RiverSource Family of Funds during the fiscal year ended October 31, 2008. The aggregate compensation received by the New Board Members relates only to the RiverSource-branded funds.

Name and Position with Series	Aggregate Compensation from Series (1)	Pension or Retirement Benefits Accrued as Part of Series Expenses	Total Compensation from Series and Fund Complex Paid to Directors (1)(2)
Kathleen Blatz	n/a	n/a	$175,000
Arne H. Carlson	n/a	n/a	175,00
Pamela G. Carlton	n/a	n/a	162,500
Patricia M. Flynn(3)	n/a	n/a	167,500
Anne P. Jones	n/a	n/a	172,500
Jeffrey Laikind	n/a	n/a	162,500
Stephen R. Lewis, Jr.(3)	n/a	n/a	397,500
John F. Maher (4)	$6,426	n/a	93,000
Catherine James Paglia(3)	n/a	n/a	167,500
Leroy C. Richie	$7,088	n/a	105,000
Alison Taunton-Rigby	n/a	n/a	165,000

(1)	For the fiscal year ended October 31, 2008. Messrs. Maher and Richie did not receive any payments from the RiverSource-branded funds for the fiscal year ended October 31, 2008. The New Board Members did not receive any compensation from the Seligman-branded funds for the fiscal year ended October 31, 2008.
(2)	At October 31, 2008, which precedes the date that RiverSource Investments acquired Seligman, the Messrs. Maher and Richie had oversight responsibilities for the Seligman funds, which consisted of 59 investment companies, including the Fund, and the New Board members had oversight responsibility of the RiverSource branded funds, which consisted of 104 investment companies.
(3)	Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $80,667, $69,250 and $167,500, respectively.
(4)	Compensation is being deferred.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the funds’ Chief Compliance Officer, Counsel to the independent Board members, and the funds’ service providers)

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which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

The independent Board members are paid an annual retainer of $95,000. Committee and sub-committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. The Board’s Chair will receive total annual cash compensation of $400,000. The fees payable to the Chairman as well as the other fees described above that are payable to the other independent directors are the aggregate director/trustee fees paid by all of the funds (other than any fund-of funds) in the RiverSource Family of Funds, including the Funds. These fees are accrued monthly based upon the relative net assets of these funds.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds, RiverSource Partners funds, Threadneedle funds and, as available, the Seligman funds, and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Code of Ethics

The funds in the RiverSource Family of Funds (which includes the Seligman funds), RiverSource Investments, the investment manager for the Seligman funds, and the distributor have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

Wellington Management

The subadviser for each Fund except Global Technology Fund, Wellington Management has adopted a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the Funds. The Series’ Board of Directors reviews the code of ethics of Wellington Management at least annually and receives certifications from Wellington Management regarding compliance with such code of ethics annually.

Proxy Voting Policies

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. The Board, which consists of a majority of independent Board members, determines policies and votes proxies. The funds’ investment manager, RiverSource Investments, and the funds’ administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

Corporate Governance Matters — The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

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•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with management’s recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

•

Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

Shareholder Rights Plans — The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company’s board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

Auditors — The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Stock Option Plans and Other Management Compensation Issues — The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively. The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues — The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund’s shareholders and those of the funds’ principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments

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may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund’s subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries) — Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan — The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds’ administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds’ ownership position is more significant, the Board has established a guideline to direct the funds’ administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

Investment in Affiliated Funds — Certain funds may invest in shares of other Seligman funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge upon request by calling toll free (800) 221-2450 in the U.S. or collect (212) 682-7600 outside the U.S. and (ii) on the SEC’s website at www.sec.gov. Information for each new 12-month period ending June 30 will be available not later than August 31 of that year.

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Control Persons and Principal Holders of Securities

Control Persons

As of May 5, 2009, there was no person or persons who controlled any of the Funds, either through a significant ownership of shares or any other means of control.

Principal Holders

As of May 5, 2009, the following principal holders owned 5% or more of the then outstanding shares of capital stock of a Class of shares for the following Funds:

Name and Address	Fund/Class	Percentage of Total Shares Held
Morgan Stanley & Co., Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	Emerging Markets/A	27.43%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Emerging Markets/A	7.15%

State Street Bank & Trust Co Cust Seligman Asset Allocation Growth Fund, Attn Son Diskin, 801 Pennsylvania Ave, Kansas City MO 64105	Emerging Markets/A	5.16%

Morgan Stanley & Co., Harborside Financial Center, Plaza II 3rd floor, Jersey City NJ 07311	Emerging Markets/B	6.41%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Emerging Markets/C	50.62%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBE, 105 Rosemont Avenue, Westwood, MA 02090	Emerging Markets/I	36.51%

Patricks Plain LLC, 6967 Cooks Hope Road, Easton, MD 21601	Emerging Markets/I	6.05%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBD, 105 Rosemont Avenue, Westwood, MA 02090	Emerging Markets/I	28.69%

Patterson & Co., FBO The Seligman Data Corp. 401K/Thrift Plan, Attn. Pension Plan Services, 1525 West WT Harris Blvd, Charlotte, NC 28288	Emerging Markets/I	19.10%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBF, 105 Rosemont Avenue, Westwood, MA 02090	Emerging Markets/I	6.66%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Growth /A	14.50%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Growth /B	14.53%

Morgan Stanley & Co, Harborside Financial Center, Plaza II 3rd Floor, Jersey City NJ 07311	Global Growth/B	9.12%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Growth/C	14.00%

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CitiGroup Global House Account, 333 West 34th Street, New York, NY 10001	Global Growth/C	6.18%

Morgan Stanley & Co., Harborside Financial Center, Plaza II 3rd floor, Jersey City NJ 07311	Global Growth/C	6.16%

Name and Address	Fund/Class	Percentage of Total Shares Held
Patterson & Co. FBO J. & W. Seligman & Co., Incorporated Matched Accumulation Plan, Attn. Pension Plan Services, 1525 West WT Harris Blvd, Charlotte, NC 28288	Global Growth/I	56.70%

Patterson & Co. FBO The Seligman Data Corp. 401K/Thrift Plan, Attn. Pension Plan Services, 1525 West WT Harris Blvd, Charlotte, NC 28288	Global Growth/I	34.71%

American Enterprise Investment Services, P.O. Box 9446, Minneapolis, MN 55474	Global Growth/I	8.02%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Smaller Companies/A	10.06%

State Street Bank & Trust Co. FBO. Seligman Asset Allocation Aggressive Growth Fund, 801 Pennsylvania Ave., Kansas City, MO 64105	Global Smaller Companies/A	5.15%

State Street Bank & Trust Co. FBO. Seligman Asset Allocation Growth Fund, 801 Pennsylvania Ave., Kansas City, MO 64105	Global Smaller Companies/A	6.67%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Smaller Companies/B	13.91%

Morgan Stanley & Co., Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	Global Smaller Companies/B	6.21%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Smaller Companies/C	18.30%

Patricks Plain LLC, 6967 Cooks Hope Road, Easton, MD 21601	Global Smaller Companies/I	6.52%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBE, 105 Rosemont Avenue, Westwood, MA 02090	Global Smaller Companies/I	47.96%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBD, 105 Rosemont Avenue, Westwood, MA 02090	Global Smaller Companies/I	32.24%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBF, 105 Rosemont Avenue, Westwood, MA 02090	Global Smaller Companies/I	7.74%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Technology/A	13.21%

CitiGroup Global House Account, 333 West 34th Street, New York, NY 10001	Global Technology/A	6.50%

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MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Technology/B	29.68%

CitiGroup Global House Account, 333 West 34th Street, New York, NY 10001	Global Technology/C	6.40%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	Global Technology/C	20.18%

Name and Address	Fund/Class	Percentage of Total Shares Held
State Street Bank & Trust Co. FBO. Seligman Asset Allocation Moderate Growth Fund, 801 Pennsylvania Ave., Kansas City, MO 64105	International Growth/A	12.29%

State Street Bank & Trust Co. FBO. Seligman Asset Allocation Balanced Fund, 801 Pennsylvania Ave., Kansas City, MO 64105	International Growth/A	5.80%

State Street Bank & Trust Co. FBO. Seligman Asset Allocation Growth Fund, 801 Pennsylvania Ave., Kansas City, MO 64105	International Growth/A	5.52%

Morgan Stanley & Co., Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	International Growth/B	18.91%

CitiGroup Global House Account, 333 West 34th Street, New York, NY 10001	International Growth/B	9.28%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	International Growth/B	5.34%

MLPF&S, FBO Customers, Attn. Fund Admin., 4800 Deer Lake Drive East, Jacksonville, FL 32246	International Growth/C	9.61%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBE, 105 Rosemont Avenue, Westwood, MA 02090	International Growth/I	32.19%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBD, 105 Rosemont Avenue, Westwood, MA 02090	International Growth/I	14.10%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBG, 105 Rosemont Avenue, Westwood, MA 02090	International Growth/I	13.57%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBF, 105 Rosemont Avenue, Westwood, MA 02090	International Growth/I	11.73%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBH, 105 Rosemont Avenue, Westwood, MA 02090	International Growth/I	10.06%

State Street Bank & Trust Co., FBO North Carolina College Savings Program NCBI, 105 Rosemont Avenue, Westwood, MA 02090	International Growth/I	7.33%

Patricks Plain LLC, 6967 Cooks Hope Road, Easton, MD 21601	International Growth/I	6.00%

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Management Ownership

As of May 5, 2009, Directors and officers of the Funds as a group owned less than 1% of the Class A shares of each Fund in the Series. As of May 5, 2009, Directors and officers of the Series did not own any Class B, Class C, Class I or Class R shares of the Funds.

Investment Advisory and Other Services

RiverSource Investments

With the completion of the Acquisition of Seligman by RiverSource Investments and with shareholders of each Fund having previously approved (at a special meeting held on November 3, 2008) the Management Agreement, RiverSource Investments became the new investment manager of the Funds effective November 7, 2008. Shareholders of the Funds (other than Seligman Global Technology Fund) also approved at the November meeting the Subadvisory Agreement between RiverSource Investments and Wellington Management Company, LLP.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the RiverSource Family of Funds, which includes the “RiverSource” funds, “RiverSource Partners” funds, the “Threadneedle” funds and the “Seligman” funds, and is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Subject to the control of the Series’ Board of Directors, RiverSource Investments is responsible for the investments of each Fund (with the assistance of Wellington Management in the case of the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund and the International Growth Fund (collectively, the “Subadvised Funds”)). Other than the Subadvisory Agreement with Wellington Management there are no other management-related service contracts under which services are or may be provided to the Funds. No person or persons, other than the directors, officers, employees of RiverSource Investments, or the Series regularly advise the Series or the Funds with respect to their investments (other than as discussed below, Wellington Management).

Effective November 7, 2008, each Fund pays RiverSource Investments a fee for its management services equal to a percentage of that Fund’s average daily net assets (effective November 7, 2008, Seligman, the predecessor investment manager, no longer receives a management fee from the Funds). As of the date of this SAI, Ameriprise Financial provides administrative services to the Funds at no cost, and each Fund pays RiverSource Investments a fee for its management services equal to a percentage of that Fund’s average daily net assets. Each Fund’s fee rate declines as that Fund’s net assets increase. With respect to the Emerging Markets Fund, RiverSource Investments receives a fee equal to an annual rate of 1.25% of the average daily net assets on the first $1 billion of net assets, 1.15% on the next $1 billion and 1.05% of average daily net assets in excess of $2 billion. With respect to each of the Global Growth Fund and International Growth Fund, RiverSource Investments receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $50 million of net assets, 0.95% on the next $1 billion and 0.90% of average daily net assets in excess of $1,050,000,000. With respect to the Global Smaller Companies Fund, RiverSource Investments receives a fee equal to an annual rate of 1.00% of the average daily net assets on the first $100 million of net assets and 0.90% of average daily net assets in excess of $100 million. The management fee rate with respect to the Global Technology Fund is equal to an annual rate of 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion. Effective in the second half of 2009, Ameriprise Financial will charge each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in their respective fee table in the prospectus). There will be no net impact to the fees that these Funds will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to these Funds. The schedule of investment management fees effective in the second half of 2009 for these Funds are as follows:

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Seligman Global Smaller Companies Fund:

Management Fee: 0.95% on first $100 million of net assets and 0.85% on net assets in excess of $100 million in net assets.

Seligman Global Technology Fund: Management Fee:

0.95% on first $2 billion of net assets, 0.91% on next $2 billion of net assets and 0.87% in excess of $4 billion in net assets.

The schedule of administrative fees effective in the second half of 2009 for each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund is as follows: 0.080% on the first $500,000,000 of net assets, 0.075% on net assets of $500,000,001 - $1,000,000,000, 0.070% on net assets of $1,000,000,001 - $3,000,000,000, 0.060% on net assets of $3,000,000,001—$12,000,000,000, and 0.050% on net assets of $12,000,000,001 or more.

The following table indicates the management fees paid by each Fund as well as the percentage of each Fund’s average daily net assets for the fiscal years ended October 31, 2008, 2007 and 2006 (RiverSource Investments became the manager of the Funds on November 7, 2008).

Fund	Fiscal Year Ended	Management Fee Paid ($)	% of Average Daily Net Assets (%)
Emerging Markets Fund	10/31/08	$1,587,834	1.25%
	10/31/07	1,481,382	1.25
	10/31/06	1,227,598	1.25

Global Growth Fund	10/31/08	$371,413	1.00%
	10/31/07	415,810	1.00
	10/31/06	477,772	1.00

Global Smaller Companies Fund	10/31/08	$1,772,967	0.95%
	10/31/07	2,081,618	0.95
	10/31/06	1,902,324	0.95

Global Technology Fund	10/31/08	$3,571,473	1.00%
	10/31/07	3,876,481	1.00
	10/31/06	3,726,566	1.00

International Growth Fund	10/31/08	$813,827	0.98%
	10/31/07	986,014	0.97
	10/31/06	843,575	0.98

Under the Management Agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund’s participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

With respect to each Fund, the Management Agreement provides that it is effective on November 7, 2008 and will continue in full force and effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of a Fund and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party). The Management Agreement may be terminated by either a Fund or RiverSource Investments at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting shares of a Fund. The Management Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither RiverSource Investments, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Series or its shareholders or creditors. Each of RiverSource Investments, and its respective directors, officers, partners,

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principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Series or its agents which is believed in good faith to be accurate and reliable. RiverSource Investments does not warrant any rate of return, market value or performance of any assets in a Fund. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Series does not waive any right which it may have under such laws or regulations.

Subadvisory Arrangement

On September 15, 2003, Wellington Management assumed responsibility for providing investment advisory services to the Subadvised Funds. The subadvisory arrangement between Seligman (the predecessor investment manager) and Wellington Management was approved initially by the Board of Directors of the Series in respect of each Subadvised Fund on September 4, 2003. The engagement by Seligman of Wellington Management was approved by the shareholders of each Subadvised Fund at a special meeting held on December 4, 2003. The Subadvisory Agreement was initially approved by the Directors on July 29, 2008 and shareholders on November 3, 2008. The Subadvisory Agreement became effective on November 7, 2008.

The fees payable by each Subadvised Fund did not increase as a result of the engagement of Wellington Management. The fees of Wellington Management are paid by RiverSource Investments (not by the Subadvised Fund), and the fees payable by each Subadvised Fund to RiverSource Investments were unchanged.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2009, Wellington Management had investment management authority with respect to approximately $402 billion in assets (which does not include agency mortgage-backed security pass-through accounts managed for the federal reserve).

Under the Subadvisory Agreement, Wellington Management is responsible for providing investment advisory services to each Subadvised Fund. Wellington Management is also responsible for selecting brokers for the execution of purchases and sales on behalf of each Subadvised Fund.

Terms of the Subadvisory Agreement

Services. Under the Subadvisory Agreement, Wellington Management, subject to the control of the Board of Directors and in accordance with the objectives, policies and principles of the relevant Subadvised Fund set forth in the applicable Prospectus and this SAI and the requirements of the 1940 Act and other applicable law, furnishes RiverSource Investments and each Subadvised Fund with such investment advice, research and assistance as RiverSource Investments or the Subadvised Fund shall from time to time reasonably request. In this regard, it is the responsibility of Wellington Management, in respect of each Subadvised Fund: (i) to participate in the development of the Subadvised Fund’s overall investment strategy and in the determination of investment allocations; (ii) to provide investment advice and research to the Subadvised Fund with respect to existing and potential investments in securities, including company visits and meetings with management; (iii) to determine securities and other assets for investment; (iv) to select brokers and dealers; (v) to cause the execution of trades, including foreign exchange dealings; and (vi) unless otherwise agreed to by RiverSource Investments, vote proxies solicited by or with respect to issuers of securities in which assets of the Subadvised Funds may be invested from time to time. Wellington Management’s responsibilities extend to all of each Subadvised Fund’s assets. Under the Management Agreement, RiverSource Investments has responsibility for investment management services provided under the Subadvisory Agreement.

Liability. The Subadvisory Agreement provides that, subject to Section 36 of the 1940 Act, Wellington Management shall not be liable to the Series for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the performance of its duties under the Subadvisory Agreement except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Subadvisory Agreement, provided, however, that Wellington Management will be liable for any loss incurred by the Series, any Subadvised Fund, RiverSource Investments or their respective affiliates to the extent such losses arise out of any act or omission directly attributable to Wellington Management which results, directly or indirectly, in a material error in the net asset value of a Subadvised Fund.

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Compensation. Under the Subadvisory Agreement, Wellington Management receives in respect of each Subadvised Fund each month a fee calculated on each day during such month at the annual rates set forth below:

Subadvised Fund	Subadvisory Fee as a Percentage of Average Daily Net Assets
Emerging Markets Fund	0.65%
Global Growth Fund -up to $50 million -over $50 million	0.45 0.40	% %
International Growth Fund -up to $50 million -over $50 million	0.45 0.40	% %
Global Smaller Companies Fund -up to $100 million -over $100 million	0.75 0.65	% %

This fee is paid by RiverSource Investments and does not affect the total fee paid by any Subadvised Fund to RiverSource Investments pursuant to the New Management Agreement.

Expenses. Pursuant to the Subadvisory Agreement, Wellington Management pays all of its expenses arising from the performance of its duties under the Subadvisory Agreement, other than the cost of securities, including brokerage commissions and similar fees and charges for the acquisition, disposition, lending or borrowing of each Subadvised Fund’s investments.

Termination. The Subadvisory Agreement provides that it is effective November 7, 2008 and will continue in effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act. The Subadvisory Agreement may be terminated at any time, with respect to a Subadvised Fund, without payment of penalty, by the Subadvised Fund on 60 days’ written notice to Wellington Management by vote of the Directors of the Series or by vote of the majority of the outstanding voting securities (as defined by the 1940 Act) of the Subadvised Fund. The Subadvisory Agreement also provides that it may also be terminated, with respect to a Subadvised Fund, by Wellington Management or RiverSource Investments at any time upon not less than 60 days’ written notice to the other and to the Series. The Subadvisory Agreement will automatically terminate in the event of its assignment in respect of a Subadvised Fund, and upon termination of the Management Agreement in respect of a Subadvised Fund.

Principal Underwriter

RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors Inc. (an affiliate of RiverSource Investments), located at 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55402, acts as general distributor of the shares of each Fund, the other Seligman mutual funds, as well as the other funds in the RiverSource Family of Funds. The distributor is an “affiliated person” (as defined in the 1940 Act) of RiverSource Investments, which is itself an affiliated person of the Funds. Those individuals identified above under “Management Information” as directors or officers of both the Funds and the distributor are affiliated persons of both entities.

Administrative Services

Under an Administrative Services Agreement, Ameriprise Financial provides the Funds with administration and accounting services. As of the date of this SAI, Ameriprise Financial provides administrative services to the Fund(s) at no cost and RiverSource Investments provides investment management services for a fee. Effective in the second half of 2009, Ameriprise Financial will charge Seligman Global Smaller Companies Fund and Seligman Global Technology Fund a fee for its services (which would be reflected in the Fund’s “Other Expenses” in the fee table of the prospectus). There will be no net impact to the fees that these Funds will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund.

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Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

Other Investment Advice

No person or persons, other than directors, officers, employees of RiverSource Investments or Wellington Management regularly advise the Funds or RiverSource Investments with respect to the Funds’ investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares as set forth below: Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)*

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	5.75%	6.10%	5.00%
$50,000—$99,999	4.75	4.99	4.00
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)*

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	4.75%	4.99%	4.00%
$50,000—$99,999	4.25	4.44	3.50
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax- Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

Total market value	As a % of purchase price(b)	As a % of net amount invested	Maximum reallowance as a % of purchase price
Up to $49,999	3.00%	3.09%	2.50%
$50,000—$99,999	3.00	3.09	2.50
$100,000—$249,999	2.50	2.56	2.15
$250,000—$499,999	2.00	2.04	1.75
$500,000—$999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

*	“Funds-of-funds (equity)” includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund

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(a)

Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)	Purchase price includes the sales charge.
(c)

Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d)

For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge — Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

Rule 12b-1 Plans

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. There is no administration, shareholder services and distribution fee in respect of the Fund’s Class I shares (which will be renamed). Effective on the Class Conversion Date, the Seligman funds’ Class R shares will be renamed as Class R2 shares and the Seligman funds’ Class I shares will be renamed as Class R5 shares. Effective on the New Class Effective Date, Seligman Global Smaller Companies Fund and Seligman Global Technology Fund will offer Class R3 shares, which are subject to a 12b-1 fee, as described below.

Under its 12b-1 Plan, each Fund may pay to the distributor an administration, shareholder services and distribution fee in respect of the Fund’s Class A, Class B, Class C, Class R shares (to be renamed Class R2 shares) and Class R3. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in a Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of a Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying the distributor’s costs incurred in connection with its marketing efforts with respect to shares of a Fund. RiverSource Investments may also make similar payments to the distributor from its own resources, which may include the management fee that RiverSource Investments receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Series’ Board of Directors. Each Fund may participate in joint distribution activities with other funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under its 12b-1 Plan, each Fund, with respect to Class A shares, is authorized to pay monthly to the distributor a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations receive from the distributor a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors. The Funds are not obligated to pay the distributor for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by the distributor with respect to Class A shares of a Fund may be paid from Class A 12b-1

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fees received from that Fund in any other fiscal year. If a Fund’s 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor with respect to Class A shares. The total amount paid by each Fund to the distributor in respect of Class A shares for the fiscal year ended October 31, 2008 and such amounts as a percentage of Class A shares’ average daily net assets, were as follows:

Fund	Total Fees Paid	% of Average Net Assets
Emerging Markets Fund	$165,246	0.25%
Global Growth Fund	56,368	0.25
Global Smaller Companies Fund	230,850	0.25
Global Technology Fund	623,168	0.25
International Growth Fund	99,447	0.25

Class B

Under its 12b-1 Plan, each Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased the distributor’s rights to this fee (the “Purchasers”) to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to the distributor to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to the distributor. A small portion of the distribution fee is paid to the distributor in connection with sales of Class B shares for which no commissions are paid; the distributor may pay this portion of the distribution fee to Service Organizations who have not received any sales commission for the sale of Class B shares. The service fee is used by the distributor exclusively to make payments to Service Organizations, which have entered into agreements with the distributor. Such Service Organizations receive from the distributor a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by the distributor or the Purchasers in any one year upon the initial purchase of Class B shares of a Fund may exceed the 12b-1 fees paid by that Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred in respect of Class B shares in one fiscal year to be paid from Class B 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above. The distributor and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund’s 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor or the Purchasers with respect to Class B shares. The total amount paid by each Fund in respect of Class B shares for the fiscal year ended October 31, 2008, was equal to 1% per annum of the Class B shares’ average daily net assets, as follows:

Fund	Total Fees Paid
Emerging Markets Fund	$55,576
Global Growth Fund	23,251
Global Smaller Companies Fund	44,658
Global Technology Fund	158,593
International Growth Fund	55,984

Class C

Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund’s Class C shares. This fee is used by the distributor as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or, (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time of sale payment, and (2) pay for other distribution

34

expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations as service fees at either the time of sale or the ongoing service fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to the distributor in respect of Class C shares for the fiscal year ended October 31, 2008 was equal to 1% per annum of the average daily net assets of Class C shares and Class D shares, which converted to Class C shares on May 16, 2008, as follows:

Fund	Total Fees Paid
Emerging Markets Fund	$190,827
Global Growth Fund	60,255
Global Smaller Companies Fund	194,613
Global Technology Fund	485,775
International Growth Fund	126,315

The amounts expended by the distributor in any one year with respect to Class C shares of a Fund may exceed 12b-1 fees paid by the Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2008 (the most recent date such information was available), the distributor incurred the following amounts of expenses in respect of each Fund’s Class C shares and Class D shares that were not reimbursed from the amounts received from each Fund’s 12b-1 Plan. Also shown below are percentages of each Fund’s net assets:

Fund	Amount of Unreimbursed Expenses Incurred with Respect to Class C and Class D Shares	% of the Net Assets of Class C at September 30, 2008
Emerging Markets Fund	$1,322,946	5.39%
Global Growth Fund	1,513,818	22.00
Global Smaller Companies Fund	4,263,821	14.42
Global Technology Fund	5,771,566	8.44
International Growth Fund	1,916,941	13.56

If the 12b-1 Plan is terminated in respect to Class C shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor with respect to Class C shares.

Class R (to be renamed as Class R2 on the Class Conversion Date)

Under the 12b-1 Plan, the Funds, with respect to Class R shares, are authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. The 12b-1 fee is used by the distributor in one of two ways, depending on the payout option chosen by Service Organizations. This fee is used by the distributor as follows:

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Option 1 - Service Organization opts for time of sale payment. A distribution fee of 0.25% of the average daily net assets attributable to such Class R shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its payment at the time of sale of Class R shares of a 0.75% sales commission to the Service Organization, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the sale of Class R shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class R shares is used to reimburse the distributor for its prepayment to the Service Organization at the time of sale of Class R shares of a service fee of 0.25% of the net asset value of the Class R shares sold (for shareholder services to be provided to Class R shareholders over the course of the one year immediately following the sale). After the initial one-year period following a sale of Class R shares, the 0.25% servicing fee is used to reimburse the distributor for its payments to the Service Organization for providing continuing shareholder services. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations at the time of sale as service fees.

Option 2 - Service Organization does not opt for time of sale payment. The entire 12b-1 fee attributable to the sale of the Class R shares, along with any CDSC proceeds, is used to (1) reimburse the distributor for its on-going payment of the entire 12b-1 fees attributable to such Class R shares to the Service Organization for providing continuing shareholder services and distribution assistance in respect of the Fund and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of the distributor.

The total amount paid by each Fund to the distributor in respect of Class R shares for the fiscal year ended October 31, 2008 was equal to 0.50% per annum of the Class R shares’ average daily net assets, as follows:

Fund	Total Fees Paid
Emerging Markets Fund	$50,182
Global Growth Fund	597
Global Smaller Companies Fund	3,269
Global Technology Fund	9,095
International Growth Fund	2,810

The amounts expended by the distributor in any one year with respect to Class R shares of each Fund may exceed the 12b-1 fees paid by a Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class R shares in one fiscal year to be paid from Class R 12b-1 fees in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2008 (the most recent date such information was available), the distributor incurred the following amounts of expenses in respect of each Fund’s Class R shares that were not reimbursed from the amounts received from each Fund’s 12b-1 Plan. Also shown are the amounts of percentages of each Fund’s net assets:

Fund	Amount of Unreimbursed Expenses Incurred with Respect to Class R Shares	% of the Net Assets of Class R at September 30, 2008
Emerging Markets Fund	$158,910	1.70%
Global Growth Fund	2,597	1.69
Global Smaller Companies Fund	19,703	3.15
Global Technology Fund	53,410	2.17
International Growth Fund	12,979	2.46

If the 12b-1 Plan is terminated in respect of Class R shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to Class R shares.

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Payments made by each Fund under its 12b-1 Plan in respect of Class A, Class B, Class C and Class R shares for the fiscal year ended October 31, 2008, were spent on the following activities in the following amounts:

Fund/Class	Compensation to Underwriters	Compensation to Broker/Dealers	Other Compensation*
Emerging Markets Fund/Class A	$0	$165,246	0
Emerging Markets Fund/Class B*	93	15,175	40,308
Emerging Markets Fund/Class C**	33,816	157,011	0
Emerging Markets Fund/Class R	2,257	47,925	0

Global Growth Fund/Class A	$0	$56,368	$0
Global Growth Fund/Class B*	10	6,267	16,974
Global Growth Fund/Class C**	6,804	53,451	0
Global Growth Fund/Class R	109	488	0

Global Smaller Companies Fund/Class A	$0	$230,850	$0
Global Smaller Companies Fund/Class B*	112	12,201	32,345
Global Smaller Companies Fund/Class C**	29,394	165,219	0
Global Smaller Companies Fund/Class R	629	2,640	0

Global Technology Fund/Class A	$0	$623,168	$0
Global Technology Fund/Class B*	0	44,398	114,195
Global Technology Fund/Class C**	106,168	379,607	0
Global Technology Fund/Class R	1,512	7,583	0

International Growth Fund/Class A	$0	$99,447	$0
International Growth Fund/Class B*	258	15,320	40,406
International Growth Fund/Class C**	20,351	105,964	0
International Growth Fund/Class R	164	2,646	0

*	Payment is made to the Purchasers to compensate them for having funded, at the time of sale, payments to broker/dealers and underwriters.
**	Includes payments with respect to Class C shares and Class D shares, which converted to Class C shares on May 16, 2008.

The 12b-1 Plan with respect to the International Growth Fund was initially approved on July 15, 1993 by the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Fund (“Qualified Directors”) and by the shareholders of such Fund on September 21, 1993. The 12b-1 Plan with respect to the Emerging Markets Fund was originally approved on March 21, 1996 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of each Class of shares of the Fund on May 10, 1996. The 12b-1 Plan with respect to the Global Growth Fund was originally approved on September 21, 1995 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of such Fund on October 30, 1995. The 12b-1 Plan with respect to the Global Smaller Companies Fund was originally approved on July 16, 1992 by the Board of Directors, including a majority of the Qualified Directors. Amendments to the 12b-1 Plan of Global Smaller Companies Fund were approved by the Board of Directors of the Fund, including a majority of the Qualified Directors, on March 18, 1993 and the amended 12b-1 Plan was approved by the shareholders of the Global Smaller Companies Fund on May 20, 1993. The 12b-1 Plan with respect to the Global Technology Fund was originally approved on March 17, 1994 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of such Fund on that date. The 12b-1 Plans were approved in respect of the Class B shares of each Fund other than the Emerging Markets Fund on March 21, 1996 by the Board of Directors, including a majority of the Qualified Directors, and by the sole shareholder of each such Fund’s Class B shares on that date, and became effective in respect of such Class B shares on April 22, 1996. In addition, the 12b-1 Plans were approved with respect of Class C shares of each Fund on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of each Fund’s Class C shares on June 1, 1999. The 12b-1 Plans were approved in respect of Class R shares of each Fund on March 20, 2003 by the Board of Directors, including a majority of Qualified Directors, and became effective in respect of each Fund’s Class R shares on April 30, 2003.

The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors. The 12b-1 Plans may not be amended to increase materially

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the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of such Class. If the amount payable in respect of Class A shares under a Fund’s 12b-1 Plan is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case Class B shares will thereafter convert into the new class instead of into Class A shares.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Series be made by such disinterested Directors. The 12b-1 Plans are reviewed annually by the Directors.

CLASS R3

Under the 12b-1 Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate of 0.25% of the average daily net assets of a fund’s Class R3 shares. For Class R3, up to 0.25% shall be reimbursed for distribution expenses.

Because Class R3 shares will be new on the New Class Effective Date, the funds have not paid any 12b-1 fees in respect of this class of shares.

For the year ended October 31, 2008, RiverSource Services, Inc., formerly known as Seligman Services, Inc. acted as a broker/dealer of record for shareholder accounts that did not have a designated financial advisor. As such, it received compensation pursuant to each Fund’s 12b-1 Plan for providing personal services and account maintenance to such accounts. For the fiscal year ended October 31, 2008, it received service fees pursuant to each Fund’s 12b-1 Plan as follows:

Fund	Service Fees Paid 2008
Emerging Markets Fund	$6,947
Global Growth Fund	3,729
Global Smaller Companies Fund	9,125
Global Technology Fund	28,362
International Growth Fund	4,186

Other Service Providers

Board Services Corporation

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each in dependent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

RiverSource Service Corporation

Effective on or about June 13, 2009, RiverSource Service Corporation (“RSC”) will serve as the Seligman funds’ transfer, shareholder service agent and dividend-paying agent (RSC already serves as transfer, shareholder service and dividend-paying agent for the other funds in the RiverSource Family of Funds). RSC provides or compensates others to provide such services to the RiverSource Family of Funds.

As of the date hereof, SDC is the transfer, shareholder service and dividend-paying agent for the Funds through on or about June 12, 2009. SDC charges the Fund at cost for its services. These costs include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. SDC’s address is 100 Park Avenue, New York, New York 10017.

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Portfolio Managers

For purposes of this discussion, each member of a Fund’s portfolio team is referred to as a “portfolio manager”. The following table sets forth certain additional information with respect to the portfolio managers of each Fund. Unless noted otherwise, all information is provided as of October 31, 2008.

Other Accounts Managed by Portfolio Managers. Table A below identifies, for each of the portfolio managers, the number of accounts managed (other than the Fund managed by its portfolio manager) and the total assets in such accounts, within each of the following categories: other registered investment companies, other pooled investment vehicles, and other accounts. Table B identifies, for each of the portfolio managers of each Fund, only those accounts that have an advisory fee based on performance of the account. For purposes of these tables, each series or portfolio of a registered investment company will be counted as a separate registered investment company.

Table A:

Portfolio Manager/Fund	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Vera M. Trojan, Emerging Markets Fund	2 Other Registered Investment Companies with approximately $76.3 million in total assets under management.	10 Pooled Investment Vehicles with approximately $1.4 billion in total assets under management.	10 Other Accounts with approximately $842.5 million in total assets under management.

Matthew D. Hudson, Global Growth Fund	12 Other Registered Investment Companies with approximately $2.8 billion in total assets under management.	16 Pooled Investment Vehicles with approximately $2.5 billion in total assets under management.	19 Other Accounts with approximately $2.6 billion in total assets under management.

Andrew S. Offit, Global Growth Fund	13 Other Registered Investment Companies with approximately $2.8 billion in total assets under management.	16 Pooled Investment Vehicles with approximately $2.5 billion in total assets under management.	19 Other Accounts with approximately $2.6 billion in total assets under management.

Table A continued:

Portfolio Manager/Fund	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jean-Marc Berteaux, Global Growth Fund	12 Other Registered Investment Companies with approximately $2.7 billion in total assets under management.	16 Pooled Investment Vehicles with approximately $2.5 billion in total assets under management.	19 Other Accounts with approximately $2.6 billion in total assets under management.

Andrew S. Offit, International Growth Fund	13 Other Registered Investment Companies with approximately $2.7 billion in total assets under management.	17 Pooled Investment Vehicles with approximately $2.5 billion in total assets under management.	19 Other Accounts with approximately $2.6 billion in total assets under management.

Jean-Marc Berteaux, International Growth Fund	12 Other Registered Investment Companies with approximately $2.7 billion in total assets under management.	16 Pooled Investment Vehicles with approximately $2.5 billion in total assets under management.	19 Other Accounts with approximately $2.6 billion in total assets under management.

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Matthew D. Hudson, International Growth Fund	12 Other Registered Investment Companies with approximately $2.7 billion in total assets under management.	12 Pooled Investment Vehicles with approximately $2.5 billion in total assets under management.	19 Other Accounts with approximately $2.6 billion in total assets under management.

Jamie A. Rome, Global Smaller Companies Fund	5 Other Registered Investment Companies with approximately $286.6 million in total assets under management.	12 Pooled Investment Vehicles with approximately $638.8 million in total assets under management.	16 Other Accounts with approximately $1.5 billion in total assets under management.

Simon H. Thomas, Global Smaller Companies Fund	2 Other Registered Investment Companies with approximately $286.6 million in total assets under management.	10 Pooled Investment Vehicles with approximately $241.5 million in total assets under management.	6 Other Accounts with approximately $237.4 million in total assets under management.

Richard M. Parower, Global Technology Fund	3 Other Registered Investment Companies with approximately $2.4 billion in total assets under management.	5 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	5 Other Accounts with approximately $175.3 million in total assets under management.

Paul H. Wick, Global Technology Fund	3 Other Registered Investment Companies with approximately $2.4 billion in total assets under management.	5 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	4 Other Accounts with approximately $175.7 million in total assets under management.

Reema D. Shah, Global Technology Fund	3 Other Registered Investment Companies with approximately $2.4 billion in total assets under management.	5 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	5 Other Accounts with approximately $176.4 million in total assets under management.

Table A continued:

Portfolio Manager/Fund	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ajay Diwan, Global Technology Fund	3 Other Registered Investment Companies with approximately $2.4 billion in total assets under management.	5 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	6 Other Accounts with approximately $179.2 million in total assets under management.

Benjamin Lu, Global Technology Fund	1 Other Registered Investment Company with approximately $4.3 million in total assets under management.	2 Pooled Investment Vehicles with approximately $30.7 million in total assets under management.	1 Other Accounts with approximately $6,000 in total assets under management.

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Table B:

Portfolio Manager/Fund	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Vera M. Trojan, Emerging Markets Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $30.5 million in total assets under management.

Matthew D. Hudson, Global Growth Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $94.5 million in total assets under management.

Andrew S. Offit, Global Growth Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $94.5 million in total assets under management.

Jean-Marc Berteaux, Global Growth Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $94.5 million in total assets under management.

Andrew S. Offit, International Growth Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $94.5 million in total assets under management.

Jean-Marc Berteaux, International Growth Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $94.5 million in total assets under management.

Table B continued:

Portfolio Manager/Fund	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew D. Hudson, International Growth Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	1 Other Account with approximately $94.5 million in total assets under management.

Jamie A. Rome, Global Smaller Companies Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	0 Other Accounts.

Simon H. Thomas, Global Smaller Companies Fund	0 Registered Investment Companies.	0 Pooled Investment Vehicles.	0 Other Accounts.

Richard M. Parower, Global Technology Fund	0 Registered Investment Companies.	2 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	1 Other Account with approximately $173.7 million in total assets under management.

Paul H. Wick, Global Technology Fund	0 Registered Investment Companies.	2 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	1 Other Account with approximately $173.7 million in total assets under management.

Reema D. Shah, Global Technology Fund	0 Registered Investment Companies.	2 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	1 Other Account with approximately $173.7 million in total assets under management.

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Ajay Diwan, Global Technology Fund	0 Registered Investment Companies.	2 Pooled Investment Vehicles with approximately $1.6 billion in total assets under management.	1 Other Account with approximately $173.7 million in total assets under management.

Benjamin Lu, Global Technology Fund	0 Other Registered Investment Companies.	0 Pooled Investment Vehicles.	0 Other Accounts.

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine, portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between the portfolio managers’ management of each Fund’s investments and investments in other accounts.

Compensation:

Compensation of Portfolio Managers of Global Technology Fund. As compensation for their responsibilities, each of Messrs. Parower, Wick, Diwan and Lu and Ms. Shah received a base salary and bonus for the year ended December 31, 2008, which was determined by Seligman, the Fund’s predecessor investment manager.

For the year ended December 31, 2008, the bonuses were allocated (as described below) from a bonus pool which is based upon (i) the weighted-average pre-tax investment performance of the Seligman funds and institutional accounts managed by Seligman’s Technology Group (other than those attributable to funds in or contemplating liquidation) as compared with the investment results of a group of competitor funds over a rolling three-year period (ending November 30th); (ii) the annual revenues generated from such Seligman funds and accounts, and (iii) a portion of the management and performance fees generated for Seligman’s privately offered pooled investment vehicles.

The allocation of bonuses from the pool to each portfolio manager was based on numerous qualitative and quantitative factors relating to the particular portfolio manager, which included, among other things, an evaluation of: skills as a research analyst (i.e., quality of research); particular contributions to their investment team (as well as their contributions to other Seligman investment teams); ability to take initiative with respect to new roles/responsibilities; leadership abilities and potential for growth as a portfolio manager; ability to assimilate new concepts and ideas; ability to work within a team structure; and the competitive environment for the portfolio manager’s services. Mr. Wick retained the balance of the pool, after allocating to each of the above portfolio managers and other members of Seligman’s Technology Group.

For 2009, as determined by RiverSource Investments, portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.

Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. The investment management fees charged on their hedge fund investments are waived or reimbursed.

RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

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Compensation of Portfolio Managers of Subadvised Funds. Wellington Management receives a fee based on the assets under management of each Subadvised Fund as set forth in the Subadvisory Agreement between Wellington Management and RiverSource Investments on behalf of the Subadvised Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Subadvised Fund. The following information relates to the fiscal year ended October 31, 2008.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Subadvised Funds’ managers listed in the Prospectus who are primarily responsible for the day-to-day management of the Subadvised Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Subadvised Fund managed by the Investment Professional and generally each other accounts managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Subadvised Fund is linked to the gross pre-tax performance of the portion of the relevant Subadvised Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees. With respect to the non-North American portion of the Global Smaller Companies Fund, the Investment Professional’s incentive payment was a flat rate which was not linked to benchmark performance prior to January 1, 2006.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Berteaux, Offit and Rome and Ms. Trojan are partners of the firm.

Subadvised Fund	Benchmark Index and/or Peer for the Incentive Period
Seligman Emerging Markets Fund	MSCI Emerging Markets Index
Seligman Global Growth Fund	MSCI World Growth Index (prior to 3/1/06 MSCI World Index)
Seligman International Growth Fund	MSCI EAFE Growth Index (prior to 3/1/06 MSCI EAFE Index)
Seligman Global Smaller Companies Fund	S&P North America under USD $2 billion (Mr. Rome) S&P EPAC under USD $2 billion (Mr. Thomas) (prior to January 1, 2006 not linked to a benchmark)

Conflicts of Interest:

RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Series and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest

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relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts. RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

Wellington Management. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Investment Professionals generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Subadvised Fund. The Investment Professionals make investment decisions for each account, including the relevant Subadvised Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Subadvised Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Subadvised Fund.

An Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Subadvised Fund, or make investment decisions that are similar to those made for the relevant Subadvised Fund, both of which have the potential to adversely impact the relevant Subadvised Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Subadvised Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Subadvised Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Subadvised Funds. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

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Securities Ownership. As of October 31, 2008, Mr. Parower owned over $100,000 and Mr. Lu owned between $1- $10,000 of shares of the Global Technology Fund. Mr. Thomas owned between $10,001-$50,000 of shares of the Global Smaller Companies Fund and Mr. Offit owned between $10,001-$50,000 of shares of each of the Global Growth Fund and the International Growth Fund. Other than as described above, the portfolio managers do not own shares of the Fund(s) to which he/she provides portfolio management services.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the RiverSource Family of Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses;

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reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund.

However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including a fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the

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potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the investment management services agreement.

Total Brokerage Commissions

For the fiscal years ended October 31, 2008, 2007 and 2006, the Funds paid total brokerage commissions to others for execution, research and statistical services in the following amounts:

	Total Brokerage Commissions Paid
Fund	2008	2007	2006
Emerging Markets Fund	$586,513	$431,401	$504,450
Global Growth Fund	54,857	76,680	136,373
Global Smaller Companies Fund	497,581	475,552	453,346
Global Technology Fund	1,747,855	2,082,502	2,625,504
International Growth Fund	634,696	589,465	382,448

For the fiscal years ended October 31, 2008, 2007 and 2006, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with the Funds, Seligman (the Fund’s investment manager prior to November 7, 2008), Wellington Management or the distributor.

Regular Broker-Dealers

During the Funds’ fiscal year ended October 31, 2008, the Funds did not acquire securities of any of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents, with the exception of the Global Growth Fund. At October 31, 2008, the Global Growth Fund held securities of Goldman Sachs Group and JPMorgan Chase, with a value of $360,750 and $420,750, respectively.

Capital Stock and Other Securities

Capital Stock

The Series is authorized to issue 2,000,000,000 shares of common stock, each with a par value of $0.001 each, divided into five different series, which represents each of the Funds. On the New Class Effective Date, each of Seligman Global Smaller Companies Fund and Seligman Global Technology Fund will have eight classes of shares, designated as Class A common stock, Class B common stock, Class C common stock, Class I common stock, Class R2 common stock, Class R3 common stock, Class R4 common stock and Class R5 common stock. Each of Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund will, on the Class Conversion Date, have five classes of shares designated as Class A common stock, Class B common stock, Class C common stock, Class I common stock and Class R2 common stock. Each share of a Fund’s classes of common stock is equal as to earnings, assets, and voting privileges, except that each Class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Series’ Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the

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Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Series has no authorized securities other than common stock.

Investing in a Fund

Effective on or about June 13, 2009, the Seligman funds' Class R shares are renamed as Class R2 shares and the Seligman funds' Class I shares are renamed as Class R5 shares. All references in this section "Investing in a Fund" reflect the renamed shares classes (i.e., Seligman fund Class I shares in existence on or about June 12, 2009 are reflected below as Class R5 shares, and the Class I shares reflected below are a new share class for the Seligman funds).

SALES CHARGE

For funds other than money market funds:

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (“CDSC”) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

Class A – Calculation of the Sales Charge

Sales charges are determined as shown in the following tables. The first table is organized by investment category.

Class A Initial Sales Charge

For all funds EXCEPT RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund:

	Balanced, Equity, Fund-of-funds – equity*		Fund-of funds – fixed income*, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income
Fund category	Sales charge(a) as a percentage of:
Total market value	Public offering price(b)	Net amount invested	Public offering price(b)	Net amount invested
Up to $49,999	5.75%	6.10%	4.75%	4.99%
$50,000 - $99,999	4.75%	4.99%	4.25%	4.44%
$100,000 - $249,999	3.50%	3.63%	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%	2.00%	2.04%
$1,000,000 or more(c), (d)	0.00%	0.00%	0.00%	0.00%

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund:

Total market value	Sales charge(a) as a percentage of Public offering price(b)	Sales charge(a) as a percentage of Net amount invested
Up to $49,999	3.00%	3.09%
$50,000 - $99,999	3.00%	3.09%
$100,000 - $249,999	2.50%	2.56%
$250,000 - $499,999	2.00%	2.04%
$500,000 - $999,999	1.50%	1.52%
$1,000,000 or more(c), (d)	0.00%	0.00%

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*	“Funds-of-funds (equity)” includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a)	Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge – Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

Class A – Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class A Shares

Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

Initial Sales Charge— Waivers of the sales charge for Class A shares. Sales charges do not apply to:

•	shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

•

participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

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•	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

•

plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus’s (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

•

to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which Charles Schwab & Co., Inc. acts as broker dealer.

•	to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

•

to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

•	to other investment companies in the RiverSource Family of Funds pursuant to a “fund of funds” arrangement.

Class B Shares

Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the eighth year of ownership.

CDSC – Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

•	for shares of Seligman funds in retail retirement plans sold to Merrill to which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

•

for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan

•

for shares of RiverSource funds held in IRAs or certain qualified plans, such as Keogh plans, prior to June 12, 2009 tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

•	at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

•	selling under an approved substantially equal periodic payment arrangement.

Class C Shares

Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC – Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

•

for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

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Class D Shares

Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a frontend sales charge or CDSC. Class D shares are subject to a distribution fee.

Class E Shares

Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

Class I Shares

Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

Class R Shares

Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

•	Qualified employee benefit plans;

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans;

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

•	Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

•	Bank Trusts.

Class W Shares

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

•	Qualified employee benefit plans;

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans; and

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

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REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each RiverSource fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the RiverSource fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the RiverSource fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the RiverSource fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a RiverSource fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if RiverSource Investments determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities. Any securities accepted by a Fund in payment for the Fund’s shares will have an active and substantial market and have a value which is readily ascertainable.

Valuing Fund Shares

For Funds other than Money Market Funds. A fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•

Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

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•

Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•

Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

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Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•

Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•

When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund’s portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

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Offering Price

When you buy or sell Fund shares, you do so at the Class’s net asset value (“NAV”) next calculated after the distributor or SDC accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class’s share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

Specimen Price Make-Up

Under the current distribution arrangements between the Funds and the distributor, Class A shares are sold with a maximum initial sales charge of 5.75% and Class B, Class C, Class I (to be renamed Class R5 shares on the Class Conversion Date) and Class R shares (to be renamed as Class R2 shares on the Class Conversion Date) are sold at NAV(1). When available on the Effective Date, new Class I, Class R3 and Class R4 shares will be sold at NAV (i.e., the offering price per share and the net asset value per share will be the same). Using each Class’s NAV at October 31, 2008 ( March 31, 2009 for new Class I, Class R3 and Class R4 of Seligman Global Smaller Companies Fund and for new Class I, Class R3 and Class R4 and Class R5 of Seligman Global Technology Fund), the maximum offering price of each Fund’s shares is as follows:

Class A

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund
Net asset value per share	$7.40	$5.46	$8.25	$11.77	$7.81
Maximum sales charge (5.75% of Offering price)	0.45	0.33	0.50	0.72	0.48

Offering price to public	$7.85	$5.79	$8.75	$12.49	$8.29

Class B

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund
Net asset value and Offering price per share(1)	$6.50	$4.90	$6.92	$10.24	$6.75

Class C

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund
Net asset value and Offering price per share(1)	$6.52	$4.90	$6.95	$10.25	$6.77

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Class I (to be renamed as Class R5 shares on the Class Conversion Date)

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	International Growth Fund
Net asset value and Offering price per share	$7.99	$5.70	$8.68	$8.38

Class R (to be renamed as Class R2 shares on the Class Conversion Date)

	Emerging Markets Fund	Global Growth Fund	Global Smaller Companies Fund	Global Technology Fund	International Growth Fund
Net asset value and Offering price per share(1)	$7.36	$5.40	$8.13	$11.62	$7.72

Class R3

	Global Smaller Companies Fund	Global Technology Fund
Net asset value and Offering price per share(1)	$7.36	$12.16

Class R4

	Global Smaller Companies Fund	Global Technology Fund
Net asset value and Offering price per share(1)	$7.36	$12.16

Class R5

Global Technology Fund
Net asset value and Offering price per share(1)	$12.16

New Class I

	Global Smaller Companies Fund	Global Technology Fund
Net asset value and Offering price per share(1)	$7.36	$12.16

(1)	Class B shares are subject to a CDSC, declining from 5% in the first year after purchase to 0% after six years. Class C shares are subject to a 1% CDSC if you redeem your shares within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within one year of a retirement plan’s initial purchase.

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Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which made the disposal by the Funds of their shares impracticable or it is not reasonably practicable for the Funds to fairly determine the value of their respective net assets; or (iii) such other periods as ordered by the SEC for the protection of the Funds’ shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

The Global Smaller Companies Fund reserves the right to satisfy redemption requests, in whole or in part, with an in-kind transfer of that Fund’s portfolio securities. Shareholders receiving a payment in the form of securities may incur expenses, including brokerage expenses, in converting these securities into cash. No shareholder will have the right to require any distribution of any assets of the Fund (or any other Fund in the Series) in kind.

Anti-Money Laundering

As part of the Series’ responsibility for the prevention of money laundering, you may be required by the Series, RiverSource Investments, the distributor or the transfer agent or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Series, the distributor or the transfer agent or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Series. The Series, by written notice to you, may suspend payment to you of any proceeds or distributions if the Series, the distributor or the transfer agent or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Series, RiverSource Investments, the distributor or the transfer agent or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Funds have no arrangements with any person to permit frequent trading of Fund shares.

Taxation of the Series

Capital Loss Carryover

As of October 31, 2008, the Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund and International Growth Fund had net capital loss carryovers for federal income tax purposes of $45,810,332, $12,733,602, $376,499,822 and $$26,719,082, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through 2016. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryovers.

Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers above include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

Subchapter M Compliance

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. The fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include

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distributing at least 90% of the fund’s investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund’s gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund’s assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund’s assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its net capital gain) without a dividends paid deduction. Also, all of a shareholder’s distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren’t sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund’s total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service (IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders’ federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

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Exchanges, Purchases and Sales

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate US shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual’s cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 – $1,000.00), you have a $157.50 gain ($1,100.00 – $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund’s investment category

For State Tax-Exempt Fixed Income and Tax-Exempt Fixed Income Funds, all distributions of net investment income during the fund’s fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Fixed Income Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

For Seligman TargETFunds. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

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Distributions

Dividends

Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund’s dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders.

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred’s dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Capital Gains Distributions

Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund’s capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Return of Capital

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

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If a fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder’s original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder’s tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

Withholding

Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the fund is “effectively connected” with a US trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a US trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% US withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the US withholding tax.

If the income from the fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to US federal income tax at the graduated rates applicable to US citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold US federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

Underwriters

Distribution of Securities

The Series and the distributor are parties to a distributing agreement under which the distributor acts as the exclusive agent for distribution of shares of the Funds. The distributor accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds’ capital stock, the distributor allows reallowances to all dealers on sales of Class A shares, as set forth above under “Dealer Reallowances” and, prior to June 4, 2007, Class C shares. The distributor retains the balance of sales charges and any CDSC paid by investors. Any sales charges paid on Class C shares would relate to purchases prior to June 4, 2007.

Total sales charges paid by shareholders of Class A shares of the Funds for the fiscal years ended October 31, 2008, 2007 and 2006, and (only through June 3, 2007) Class C shares of the Funds for the fiscal years ended October 31, 2007 and 2006, are shown below. Also shown below are the amounts of Class A and Class C sales charges that were retained by the distributor. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Any initial sales charges paid on Class C shares would relate to purchases prior to June 4, 2007.

2008

Fund	Total Sales Charges Paid by Shareholders on Class A Shares	Amount of Class A Sales Charges Retained by the distributor
Emerging Markets Fund	$69,941	$61,509
Global Growth Fund	9,365	8,257
Global Smaller Companies Fund	11,710	10,247
Global Technology Fund	265,528	233,685
International Growth Fund	15,558	13,670

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2007

Fund	Total Sales Charges Paid by Shareholders on Class A and Class C Shares	Amount of Class A and Class C Sales Charges Retained by the distributor
Emerging Markets Fund	$96,065	$85,406
Global Growth Fund	12,554	11,195
Global Smaller Companies Fund	43,351	38,776
Global Technology Fund	309,290	274,719
International Growth Fund	48,664	43,412

2006

Fund	Total Sales Charges Paid by Shareholders on Class A and Class C Shares	Amount of Class A and Class C Sales Charges Retained by the distributor
Emerging Markets Fund	$165,557	$147,949
Global Growth Fund	11,589	10,331
Global Smaller Companies Fund	70,076	63,244
Global Technology Fund	179,514	159,632
International Growth Fund	48,229	43,063

Compensation

The distributor, which is an affiliated person of RiverSource Investments, which is an affiliated person of the Funds, received the following commissions and other compensation from the Funds during the fiscal year ended October 31, 2008:

Fund	Net Underwriting Discounts and Commissions (Class A Sales Charges Retained)	Compensation on Redemptions and Repurchases (CDSC Retained on Class A, Class C and Class R Shares) (1)(3)	Brokerage Commissions	Other Compensation(2)
Emerging Markets Fund	$8,432	$15,659	$0	$36,166
Global Growth Fund	1,108	8,713	0	6,923
Global Smaller Companies Fund	1,463	16,970	0	30,135
Global Technology Fund	31,843	70,148	0	107,680
International Growth Fund	1,888	43,348	0	20,773

(1)	The distributor has sold its rights to collect a substantial portion of the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under “Rule 12b-1 Plans.”
(2)	During the fiscal year ended October 31, 2008, the distributor received distribution and service fees in respect of Class B, Class C and Class R shares pursuant to the Fund’s Rule 12b-1 Plan. These amounts and the arrangements pursuant to which such compensation is paid are detailed above under the discussion “Rule 12b-1 Plan.”
(3)	Includes CDSC retained in respect of Class D shares which converted to Class C shares.

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PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

Marketing and Sales Support

Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary’s personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary’s organization, including placement of the fund on the financial intermediary’s preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other Payments

The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law. From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of

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nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

Financial Intermediary Arrangements

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

It is anticipated that the Funds’ Class I shares will be renamed as Class R5 shares on the Class Conversion Date. It also anticipated that the Funds’ Class R shares will be renamed as Class R2 shares on the Class Conversion Date. In addition, Seligman Global Smaller Companies Fund anticipates offering three additional classes of shares on the New Class Effective Date: new Class I, Class R3 and Class R4 shares. Seligman Global Technology Fund anticipates offering four additional classes of shares on the New Class Effective Date: new Class I, Class R3, Class R4 and Class R5 shares. Accordingly, there is no performance information in respect of these additional classes of shares.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class’s maximum initial sales charge and/or contingent deferred sales charge (CDSC), as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical $1,000 investment in a Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Average annual total returns include any applicable maximum initial sales charge or CDSC.

Cumulative total returns reflect the simple change in the value of a hypothetical investment in a Fund over a stated period. The cumulative total return for each Class of shares of a Fund shown below is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period; subtracting the maximum initial sales charge for Class A shares; determining the total value of all dividends and distributions, if any, that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net

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asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C and Class R shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

No adjustments have been made for any income taxes payable by investors on dividends or gain distributions or on the redemption of shares. Seligman (the predecessor investment manager) and/or the prior subadviser waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

Historical Investment Results

Class A

The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class A shares of the Emerging Markets Fund were 57.17%, 8.61% and 6.55%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class A shares of the Global Growth Fund were (55.68)%, (3.69)% and (3.16)%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class A shares of the Global Smaller Companies Fund were (55.20)%, (2.04)% and (1.90)%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class A shares of the Global Technology Fund were (44.03)%, (1.24)% and 2.17%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class A shares of the International Growth Fund were (60.47)%, (2.71)% and (6.22)%, respectively. The average annual total returns for each Fund’s Class A shares were computed by assuming a hypothetical initial investment of $1,000 in Class A shares of each Fund, subtracting the maximum initial sales charge of 5.75% of the public offering price, and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

Class B

The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class B shares of the Emerging Markets Fund were (56.74)%, 8.79% and 6.52%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class B shares of the Global Growth Fund were (55.62)%, (3.64)% and (3.15)%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class B shares of the Global Smaller Companies Fund were (54.87)%, (1.90)% and (1.92)%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class B shares of the Global Technology Fund were (44.03)%, (1.22)% and 2.14%, respectively. The average annual total returns for the one-, five- and ten-year periods ended October 31, 2008 for the Class B shares of the International Growth Fund were (60.15%, (2.63)% and (6.19)%, respectively. The average annual total returns for each Fund’s Class B shares were computed by assuming a hypothetical initial investment of $1,000 in Class B shares of the Fund, and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class B shares, if any, were reinvested over the relevant time periods. Return for the ten-year period reflects automatic conversion to Class A shares approximately eight years after the purchase date. It was then assumed that at the end of the one-, five-, and ten-year periods, the entire amounts were redeemed, subtracting the applicable CDSC. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

Class C

The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from May 27, 1999 (inception) to October 31, 2008 for the Class C shares of the Emerging Markets Fund were (55.30)%, 9.07% and 4.67%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from May 27, 1999 (inception) to October 31, 2008 for the Class C shares of the Global Growth Fund were (53.76)%, (3.28)% and (5.07)%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from May 27, 1999 (inception) to October 31, 2008 for

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the Class C shares of the Global Smaller Companies Fund were (53.22)%, (1.60)% and (2.46)%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from May 27, 1999 (inception) to October 31, 2008 for the Class C shares of the Global Technology Fund were (41.65)%, (0.80)% and (1.23)%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from May 27, 1999 (inception) to October 31, 2008 for the Class C shares of the International Growth Fund were (58.71)%, (2.27)% and (7.49)%, respectively. The average annual total returns for each Fund’s Class C shares were computed by assuming a hypothetical initial investment of $1,000 in Class C shares of each Fund and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the periods since inception of each Fund’s Class C shares, the entire amount was redeemed, subtracting the 1% CDSC, if applicable. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

Class I (to be renamed as Class R5 shares on the Class Conversion Date)

The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2008 for the Class I shares of Emerging Markets Fund were (54.25)%, 10.71% and 13.73%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2008 for the Class I shares of Global Growth Fund were (52.62)%, (1.95)% and (3.83)%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2008 for the Class I shares of Global Smaller Companies Fund were (52.20)%, (0.29)% and 0.10%, respectively. The average annual total returns for the one- and five-year periods ended October 31, 2008 and for the period from November 30, 2001 (commencement of offering of shares) through October 31, 2008 for the Class I shares of International Growth Fund were (57.77)%, (0.80)% and (0.58)%, respectively. The average annual total returns for each Fund’s Class I shares were computed by assuming a hypothetical initial investment of $1,000 in Class I shares of the Funds, and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class I shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the one- and five-year periods and the period since inception of each Fund’s Class I shares, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

Class R (to be renamed as Class R2 shares on the Class Conversion Date)

The average annual returns for the one-and five-year periods ended October 31, 2008 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2008 for the Class R shares of the Emerging Markets Fund were (54.86)%, 9.81% and 15.91%, respectively. The average annual returns for the one-and five-year periods ended October 31, 2008 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2008 for the Class R shares of the Global Growth Fund were (53.51)%, (2.76)% and 0.17%, respectively. The average annual returns for the one-and five-year periods ended October 31, 2008 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2008 for the Class R shares of the Global Smaller Companies Fund were (53.04)%, (1.11)% and 4.08%, respectively. The average annual returns for the one-and five-year periods ended October 31, 2008 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2008 for the Class R shares of the Global Technology Fund were (41.37)%, (0.31)% and 4.68%, respectively. The average annual returns for the one-and five-year periods ended October 31, 2008 and for the period from April 30, 2003 (commencement of offering of shares) through October 31, 2008 for the Class R shares of the International Growth Fund were (58.52)%, (1.76)% and 1.82%, respectively. The total returns for each Fund’s Class R shares were computed by assuming a hypothetical initial investment of $1,000 in Class R shares of the Funds, and assuming that all of the dividends and capital gain distributions paid by the Fund’s Class R shares, if any, were reinvested over the relevant period. It was then assumed that at the end of the one- and five-year periods and the period since inception of each Fund’s Class R shares, the entire amounts were redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return).

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Cumulative Total Returns

Class A

Fund	Total Return through 10/31/08 (1)	Value of Initial $1,000 Investment
Emerging Markets Fund	100.15%	$2,002
Global Growth Fund	(23.03)	770
Global Smaller Companies Fund	(12.41)	876
Global Technology Fund	31.44	1,314
International Growth Fund	(44.17)	558

Class B*

Fund	Total Return through 10/31/08 (1)	Value of Initial $1,000 Investment
Emerging Markets Fund	88.08%	$1,881
Global Growth Fund	(27.42)	726
Global Smaller Companies Fund	(17.66)	823
Global Technology Fund	23.65	1,237
International Growth Fund	(47.23)	528

Class C

Fund	Total Return through 10/31/08 (1)	Value of Initial $1,000 Investment
Emerging Markets Fund	53.88%	$1,539
Global Growth Fund	(38.78)	612
Global Smaller Companies Fund	(20.96)	790
Global Technology Fund	(11.06)	889
International Growth Fund	(52.06)	479

Class I

Fund	Total Return through 10/31/08 (1)	Value of Initial $1,000 Investment
Emerging Markets Fund	143.74%	$2,437
Global Growth Fund	(23.69)	763
Global Smaller Companies Fund	0.66	1,007
International Growth Fund	(3.95)	961

Class R

Fund	Total Return through 10/31/08 (1)	Value of Initial $1,000 Investment
Emerging Markets Fund	125.54%	$2,255
Global Growth Fund	0.93	1,009
Global Smaller Companies Fund	24.62	1,246
Global Technology Fund	28.68	1,287
International Growth Fund	10.47	1,105

*	Reflects automatic conversion to Class A shares approximately eight years after purchase, as applicable.

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(1)	From commencement of operations on:

Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Emerging Markets Fund	5/28/96	5/28/96	5/27/99	11/30/01	4/30/03
Global Growth Fund	11/1/95	4/22/96	5/27/99	11/30/01	4/30/03
Global Smaller Companies Fund	—	4/22/96	5/27/99	11/30/01	4/30/03
Global Technology Fund	5/23/94	4/22/96	5/27/99	not offered	4/30/03
International Growth Fund	—	4/22/96	5/27/99	11/30/01	4/30/03

Financial Statements

The Annual Report to shareholders for the fiscal year ended October 31, 2008 contains a portfolio of the investments of each of the Funds as of October 31, 2008, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, which includes the report of the funds’ former auditors, Deloitte & Touche, LLP, Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI. Effective March 18, 2009, Ernst & Young LLP serves as the Fund’s independent auditors.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendant’s motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Board of Directors/Trustees.

In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated (“Seligman”), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

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In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Series shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or Fund affected by such matter. Rule 18f-2 further provides that a class or Fund shall be deemed to be affected by a matter unless it is clear that the interests of each class or Fund in the matter are substantially identical or that the matter does not affect any interest of such class or Fund. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian. As of the date hereof, State Street Bank and Trust Company (SSBT), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Funds’ portfolio securities and is located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105. The Series expects to terminate its relationship with SSBT and to hire JPMorgan Chase, N.A., located at 1 Chase Manhattan Plaza, New York, NY 10005, to serve as custodian. Currently, SSBT also maintains, under the general supervision of RiverSource Investments, the accounting records and determines the net asset value for the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Seligman funds, as well as the other funds in the RiverSource Family of Funds. These services include administrative, accounting, treasury, and other services.

Board Services. The funds in the RiverSource Family of Funds, including the Funds, have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Transfer, Shareholder Service and Dividend-Paying Agent. Seligman Data Corp. will serve as transfer, shareholder service and dividend-paying agent to the Funds through on or about June 12, 2009, and is located at 100 Park Avenue, New York, New York 10017. In connection with the termination of the relationship between SDC and the Funds, as approved by the Series’ Board, effective on or about June 13, 2009, RiverSource Service Corporation will serve as the Funds’ transfer, shareholder service and dividend-paying agent. RSC is located at 734 Ameriprise Financial Center, Minneapolis, MN 55474, and performs, at cost, certain recordkeeping functions for the Funds, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

Independent Registered Public Accounting Firm. Effective March 18, 2009, Ernst & Young LLP, 220 S. 6th Street #1400, Minneapolis, MN 55402, serves as the Independent Registered Public Accounting Firm for the Funds and in such capacity audits the Funds’ annual financial statements and financial highlights.

On March 11, 2009, the Audit Committee of the Board of Directors recommended, and the Board of Directors, including a majority of those members who are not “interested persons” of the Series (as defined in the 1940 Act), approved Ernst & Young LLP as the independent registered public accounting firm to serve as auditors for the Funds for 2009. Ernst & Young LLP began service as the Series’ independent registered public accounting firm effective March 18, 2009. Prior to March 11, 2009, the Series’ independent registered public accounting firm was Deloitte & Touche LLP.

The firm of Ernst & Young LLP has extensive experience in investment company accounting and auditing. Ernst & Young LLP has served as the independent registered public accounting firm for the funds in the RiverSource Family of Funds since July 2007. In connection with the Acquisition of Seligman and the Fund becoming part of the RiverSource Family of Funds, the Audit Committee and Board determined that it would be in the best interest of the Funds if one independent registered public accounting firm were to perform audit and accounting services for all funds in the RiverSource Family of Funds. Ernst & Young LLP was chosen due to the fact that the firm is familiar with RiverSource Investments and with the management and operations of the funds advised by RiverSource Investments.

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The reports of Deloitte & Touche LLP on the Funds’ financial statements as of and for the fiscal years ended December 31, 2008 and 2007 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the Funds’ fiscal years ended December 31, 2008 and 2007 and the subsequent interim period preceding the appointment of Ernst & Young LLP, (a) there were no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the Funds’ financial statements and (b) there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K. The Series has furnished a copy of the above disclosure to Deloitte & Touche LLP.

During the Funds’ fiscal years ended December 31, 2008 and 2007 and the subsequent interim period preceding Ernst & Young LLP’s appointment, neither the Funds nor anyone on behalf of a Funds consulted with Ernst & Young LLP on any matter regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and neither a written report was provided to the Funds nor oral advice was provided that Ernst & Young LLP concluded was an important factor considered by the Funds in reaching a decision as to the accounting, auditing or financial reporting issue; or (2) either a disagreement or a reportable event, as defined in Item 304(a)(1)(iv) and (v) of Regulation S-K, respectively.

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The Seligman Funds*	Appendix A

Seligman Asset Allocation Series, Inc.	Seligman Municipal Series Trust
Seligman Asset Allocation Aggressive Growth Fund	Seligman California Municipal High Yield Series
Seligman Asset Allocation Balanced Fund	Seligman California Municipal Quality Series
Seligman Asset Allocation Growth Fund	Seligman Florida Municipal Series
Seligman Asset Allocation Moderate Growth Fund	Seligman North Carolina Municipal Series
Seligman Capital Fund, Inc.	Seligman New Jersey Municipal Fund, Inc.
Seligman Cash Management Fund, Inc.	Seligman Pennsylvania Municipal Fund Series
Seligman Common Stock Fund, Inc.	Seligman Portfolios, Inc.
Seligman Communications and Information Fund, Inc.	Seligman Capital Portfolio
Seligman Core Fixed Income Fund, Inc.	Seligman Cash Management Portfolio
Seligman Frontier Fund, Inc.	Seligman Common Stock Portfolio
Seligman Global Fund Series, Inc.	Seligman Communications and Information Portfolio
Seligman Emerging Markets Fund	Seligman Global Technology Portfolio
Seligman Global Smaller Companies Fund	Seligman International Growth Portfolio
Seligman Global Growth Fund	Seligman Investment Grade Fixed Income Portfolio
Seligman Global Technology Fund	Seligman Large-Cap Value Portfolio
Seligman International Growth Fund	Seligman Smaller-Cap Value Portfolio
Seligman Growth Fund, Inc.	Seligman TargetHorizon ETF Portfolios, Inc.
Seligman High Income Fund Series	Seligman TargETFund 2045
Seligman U.S. Government Securities Fund	Seligman TargETFund 2035
Seligman High-Yield Fund	Seligman TargETFund 2025
Seligman Income and Growth Fund, Inc.	Seligman TargETFund 2015
Seligman LaSalle International Real Estate Fund, Inc.	Seligman TargETFund Core
Seligman LaSalle Real Estate Fund Series, Inc.	Seligman Value Fund Series, Inc.
Seligman LaSalle Global Real Estate Fund	Seligman Large-Cap Value Fund
Seligman LaSalle Monthly Dividend Real Estate Fund	Seligman Smaller-Cap Value Fund
Seligman Municipal Fund Series, Inc.	Tri-Continental Corporation
Seligman National Municipal Fund
Seligman Colorado Municipal Fund
Seligman Georgia Municipal Fund
Seligman Louisiana Municipal Fund
Seligman Maryland Municipal Fund
Seligman Massachusetts Municipal Fund
Seligman Michigan Municipal Fund
Seligman Minnesota Municipal Fund
Seligman Missouri Municipal Fund
Seligman New York Municipal Fund
Seligman Ohio Municipal Fund
Seligman Oregon Municipal Fund
Seligman South Carolina Municipal Fund

*	Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and maybe exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds.

71

The RiverSource funds, RiverSource Partners funds, and Threadneedle funds*	Appendix B

RiverSource Bond Series, Inc.	RiverSource Money Market Series, Inc.
RiverSource Floating Rate Fund	RiverSource Cash Management Fund
RiverSource Income Opportunities Fund	RiverSource Recovery and Infrastructure Fund
RiverSource Inflation Protected Securities Fund	RiverSource Sector Series, Inc.
RiverSource Limited Duration Bond Fund	RiverSource Dividend Opportunity Fund
RiverSource California Tax-Exempt Trust	RiverSource Real Estate Fund
RiverSource California Tax-Exempt Fund	RiverSource Selected Series, Inc.
RiverSource Dimensions Series, Inc.	RiverSource Precious Metals and Mining Fund
RiverSource Disciplined Small and Mid Cap Equity Fund	RiverSource Series Trust
RiverSource Disciplined Small Cap Value Fund	RiverSource 120/20 Contrarian Equity Fund
RiverSource Diversified Income Series, Inc.	RiverSource Retirement Plus 2010 Fund
RiverSource Diversified Bond Fund	RiverSource Retirement Plus 2015 Fund
RiverSource Equity Series, Inc.	RiverSource Retirement Plus 2020 Fund
RiverSource Mid Cap Growth Fund	RiverSource Retirement Plus 2025 Fund
RiverSource Global Series, Inc.	RiverSource Retirement Plus 2030 Fund
RiverSource Absolute Return Currency and Income Fund	RiverSource Retirement Plus 2035 Fund
RiverSource Emerging Markets Bond Fund	RiverSource Retirement Plus 2040 Fund
RiverSource Global Bond Fund	RiverSource Retirement Plus 2045 Fund
RiverSource Global Technology Fund	RiverSource Short Term Investments Series, Inc.
Threadneedle Emerging Markets Fund	RiverSource Short-Term Cash Fund
Threadneedle Global Equity Fund	RiverSource Special Tax-Exempt Series Trust
RiverSource Government Income Series, Inc.	RiverSource Minnesota Tax-Exempt Fund
RiverSource Short Duration U.S. Government Fund	RiverSource New York Tax-Exempt Fund
RiverSource U.S. Government Mortgage Fund	RiverSource Strategic Allocation Series, Inc.
RiverSource High Yield Income Series, Inc.	RiverSource Strategic Allocation Fund
RiverSource High Yield Bond Fund	RiverSource Strategic Income Allocation Fund
RiverSource Income Series, Inc.	RiverSource Strategy Series, Inc.
RiverSource Income Builder Basic Income Fund	RiverSource Equity Value Fund
RiverSource Income Builder Enhanced Income Fund	RiverSource Partners Small Cap Growth Fund
RiverSource Income Builder Moderate Income Fund	RiverSource Small Cap Advantage Fund
RiverSource International Managers Series, Inc.	RiverSource Tax-Exempt Income Series, Inc.
RiverSource Partners International Select Growth Fund	RiverSource Tax-Exempt High Income Fund
RiverSource Partners International Select Value Fund	RiverSource Tax-Exempt Money Market Series, Inc.
RiverSource Partners International Small Cap Fund	RiverSource Tax-Exempt Money Market Fund
RiverSource International Series, Inc.	RiverSource Tax-Exempt Series, Inc.
RiverSource Disciplined International Equity Fund	RiverSource Intermediate Tax-Exempt Fund
Threadneedle European Equity Fund	RiverSource Tax-Exempt Bond Fund
Threadneedle Global Equity Income Fund	RiverSource Variable Series Trust
Threadneedle Global Extended Alpha Fund	Disciplined Asset Allocation Portfolios – Aggressive
Threadneedle International Opportunity Fund	Disciplined Asset Allocation Portfolios – Conservative
RiverSource Investment Series, Inc.	Disciplined Asset Allocation Portfolios – Moderate
RiverSource Balanced Fund	Disciplined Asset Allocation Portfolios – Moderately Aggressive
RiverSource Disciplined Large Cap Growth Fund	Disciplined Asset Allocation Portfolios – Moderately Conservative
RiverSource Diversified Equity Income Fund	RiverSource Partners Variable Portfolio – Fundamental Value Fund
RiverSource Disciplined Large Cap Value Fund	RiverSource Partners Variable Portfolio – Select Value Fund
RiverSource Mid Cap Value Fund	RiverSource Partners Variable Portfolio – Small Cap Value Fund
RiverSource Large Cap Series, Inc.	RiverSource Variable Portfolio – Balanced Fund
RiverSource Disciplined Equity Fund	RiverSource Variable Portfolio – Cash Management Fund
RiverSource Growth Fund	RiverSource Variable Portfolio – Core Equity Fund
RiverSource Large Cap Equity Fund	RiverSource Variable Portfolio – Diversified Bond Fund
RiverSource Large Cap Value Fund	RiverSource Variable Portfolio – Diversified Equity Income Fund
RiverSource Managers Series, Inc.	RiverSource Variable Portfolio – Global Bond Fund
RiverSource Partners Aggressive Growth Fund	RiverSource Variable Portfolio – Global Inflation Protected Securities Fund
RiverSource Partners Fundamental Value Fund	RiverSource Variable Portfolio – Growth Fund
RiverSource Partners Select Value Fund	RiverSource Variable Portfolio – High Yield Bond Fund
RiverSource Partners Small Cap Equity Fund	RiverSource Variable Portfolio – Income Opportunities Fund
RiverSource Partners Small Cap Value Fund	RiverSource Variable Portfolio – Large Cap Equity Fund
RiverSource Market Advantage Series, Inc.	RiverSource Variable Portfolio – Large Cap Value Fund
RiverSource Portfolio Builder Aggressive Fund	RiverSource Variable Portfolio – Mid Cap Growth Fund
RiverSource Portfolio Builder Conservative Fund	RiverSource Variable Portfolio – Mid Cap Value Fund
RiverSource Portfolio Builder Moderate Aggressive Fund	RiverSource Variable Portfolio – S&P 500 Index Fund
RiverSource Portfolio Builder Moderate Conservative Fund	RiverSource Variable Portfolio – Short Duration U.S. Government Fund
RiverSource Portfolio Builder Moderate Fund	RiverSource Variable Portfolio – Small Cap Advantage Fund
RiverSource Portfolio Builder Total Equity Fund	Threadneedle Variable Portfolio – Emerging Markets Fund
RiverSource S&P 500 Index Fund	Threadneedle Variable Portfolio – International Opportunity Fund
RiverSource Small Company Index Fund

*	Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and maybe exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds.

72

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference.

(a)	Articles Supplementary dated May 16, 2008 (Conversion of Class D shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed on March 2, 2009.)

(a)(1)	Articles Supplementary dated April 24, 2003. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed on April 29, 2003.)

(a)(2)	Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 30, 2001.)

(a)(3)	Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 filed on May 28, 1999.)

(a)(4)	Articles of Amendment and Restatement of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 filed on March 1, 1999.)

(b)	Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 filed on February 28, 2006.)

(c)	Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman International Growth Fund (formerly, Seligman Henderson International Fund). (Incorporated by reference to Exhibit 4 of Registrant’s Post-Effective Amendment No. 6 filed on April 23, 1993 and Registrant’s Post-Effective Amendment No. 8 filed on September 21, 1993.) Specimen Stock Certificate for Class B Shares with respect to Seligman International Growth Fund. (Incorporated by reference to Registrant’s Form SE filed on April 16, 1996.)

(c)(1)	Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Smaller Companies Fund (formerly, Seligman Henderson Global Smaller Companies Fund, and also formerly, Seligman Henderson Global Emerging Companies Fund). (Incorporated by reference to Exhibit 4a to Registrant’s Post-Effective Amendment No. 10 filed on August 10, 1992.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Smaller Companies Fund. (Incorporated by reference to Registrant’s Form SE filed on April 16, 1996.)

(c)(2)	Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Technology Fund (formerly, Seligman Henderson Global Technology Fund). (Incorporated by reference to Exhibit 4b of Registrant’s Post-Effective Amendment No. 11, filed on May 10, 1994.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Technology Fund. (Incorporated by reference to Registrant’s Form SE filed on April 16, 1996.)

(c)(3)	Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Global Growth Fund (formerly, Seligman Henderson Global Growth Opportunities Fund). (Incorporated by reference to Registrant’s Form SE filed on October 30, 1995.) Specimen Stock Certificate for Class B Shares with respect to Seligman Global Growth Fund. (Incorporated by reference to Registrant’s Form SE filed on April 16, 1996.)

(c)(4)	Specimen Stock Certificates for Class A, Class B and Class D Shares with respect to Seligman Emerging Markets Fund (formerly, Seligman Henderson Emerging Markets Growth Fund). (Incorporated by reference to Registrant’s Form SE, filed on May 15, 1996.)

(c)(5)	Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant’s Articles of Incorporation and Articles I and IV of Registrant’s By-laws. (Incorporated by reference to Exhibits 1 and 2, respectively, to Registrant’s Post-Effective Amendment No. 23, filed on February 27, 1997.)

PART C. OTHER INFORMATION (continued)

(d)	Amended and Restated Investment Management Services Agreement between the Registrant and RiverSource Investments, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed on March 2, 2009.)

(d)(1)	Subadvisory Agreement between RiverSource Investments, LLC and Wellington Management Company, LLP. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed on March 2, 2009.)

(d)(2)

Form of Fee Cap/Fee Waiver Agreement, Amended and Restated. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 30, 2009.)

(e)	Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on April 29, 2003.))

(e)(1)	Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Exhibit 23(e)(1) of Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2)	Form of Amended and Restated Distribution Agreement between the Registrant and RiverSource Fund Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 30, 2009.)

(e)(3)	Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.)

(e)(4)	Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter, Inc. (formerly, Dean Witter Reynolds, Inc.). (Incorporated by reference to Exhibit 24a(B)(6)(b) of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(5)	Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter, Inc. (formerly Dean Witter Reynolds, Inc.) with respect to certain Chilean institutional investors. (Incorporated by reference to Exhibit 24a(B)(6)(c) of Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566), filed on April 28, 1997.)

(e)(6)	Form of Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Salomon Smith Barney Inc (formerly, Smith Barney Inc). (Incorporated by reference to Exhibit 24a(B)(6)(d) of the Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(7)	Form of Amended Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 filed on February 28, 2003.)

(e)(8)	Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Exhibit 23(e)(2) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(f)	Deferred Compensation Plan for Directors/Trustees of RiverSource Family of Funds. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(g)	Form of Custody Agreement, dated May 1, 2007, between Registrant and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on March 2, 2008.

(h)	Form of Amended and Restated Transfer Agent Agreement between Registrant and RiverSource Service Corporation. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 30, 2009.)

(h)(1)	Form of Amended and Restated Plan Administration Services Agreement between Registrant and RiverSource Service Corporation. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 30, 2009.)

(h)(2)	Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(i)	Opinion and Consent of Counsel in respect of Class R shares for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund. (Incorporated by reference to Registrant’s Post Effective Amendment No.35 filed on April 29, 2003.)

(i)(1)	Opinion and Consent of Counsel in respect of Class I shares for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed on November 30, 2001.)

(i)(2)	Opinion and Consent of Counsel on behalf of each of the Fund’s Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 filed on May 28, 1999.)

(i)(3)	Opinion and Consent of Counsel on behalf of Registrant’s Seligman International Growth Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23, filed on February 27, 1997.)

(i)(4)	Opinion and Consent of Counsel on behalf of Registrant’s Seligman Emerging Markets Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed on May 20, 1996.)

(i)(5)	Opinion and Consent of Counsel on behalf of Registrant’s Seligman Global Growth Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed on October 27, 1995.)

(i)(6)	Opinion and Consent of Counsel on behalf of Registrant’s Seligman Global Technology Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 filed March 1, 1999.)

(j)	Consent of Independent Registered Public Accounting Firm. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed on March 2, 2009.)

(k)	Not applicable.

(l)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class R shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post Effective Amendment No. 35 filed on April 29, 2003.)

(l)(1)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed on November 30, 2001.)

(l)(2)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 filed on May 28, 1999.)

(l)(3)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A and Class D shares between Registrant’s Seligman International Growth Fund and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 filed on February 27, 1997.)

(l)(4)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant’s Seligman Global Smaller Companies Fund and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 filed on February 27, 1997.)

(l)(5)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A and Class D shares between Registrant’s Seligman Global Technology Fund and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23, filed on February 27, 1997.)

(l)(6)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant’s Seligman Global Growth Fund and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit 13d of Registrant’s Post-Effective Amendment No. 20 filed April 19, 1996.)

(l)(7)	Copy of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A, Class B and Class D shares between Registrant’s Seligman Emerging Markets Fund and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed on May 20, 1996.)

(m)	Form of Plan of Distribution and Amended and Restated Agreement of Distribution. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 30, 2009.)

(m)(1)	Form of Amended Administration, Shareholder Services and Distribution Plans for each of Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund (the Funds), and Form of Amended Administration, Shareholder Services and Distribution Agreements for each of the Funds. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(2)	Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(3)	Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(4)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and J. & W. Seligman & Co. Incorporated, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(5)	Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(6)	Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(7)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(8)	Participation Agreement between Salomon Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) (Incorporated by reference as Exhibit (m)(8) to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(m)(9)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(10)	Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Salomon Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(11)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and J. & W. Seligman & Co. Incorporated, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(12)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(11) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(13)	Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(12) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(13) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n)	Form of Amended and Restated Plan under Rule 18f-3(d) of the Registrant. (Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 30, 2009.)

(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant dated January 2007. (Incorporated by reference to Exhibit 23(p)(1) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(2)	Codes of Ethics adopted under Rule 17j-1 for Registrant’s principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Exhibit 23(p)(2) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(3)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Exhibit 23(p)(3) of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(4)	Code of Ethics of Wellington Management Company, LLP. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 filed on March 2, 2009.)

(Other Exhibits)

(a) Directors/Trustees Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

Item 24.	Persons Controlled by or Under Common Control with Registrant. RiverSource Investments, LLC., (“RiverSource Investments”), as sponsor of the Seligman funds, which are part of the RiverSource Family of Funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in Class I shares of affiliated funds (the “underlying funds”). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the funds-of-funds (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25.	Indemnification. Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant’s Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article Tenth of Registrant’s Amended and Restated By-laws filed as Exhibit Item 23(b) of Registrant’s Post-Effective Amendment No. 40 filed on February 28, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser. RiverSource Investments, LLC, a Delaware corporation (“RiverSource Investments”), is the Registrant’s investment manager and is an investment adviser registered under the Investment Advisors Act of 1940, as amended (“Advisors Act”).

Wellington Management Company, LLP, a Delaware corporation (“Wellington Management”), serves as subadviser to the registrant’s Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund, and is an investment adviser registered under the Advisors Act, as amended. Wellington Management is also subadviser to Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, and Seligman International Growth Portfolio, each a separate series of Seligman Portfolios, Inc.

The list required by this Item 26 of officers and directors of RiverSource Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 70 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886), which was filed on April 30, 2009.

The list required by this Item 26 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, none of the officers or directors of Wellington Management have engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.	Principal Underwriters.

(a)	RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc.

As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
William Frederick “Ted” Truscott*	Chairman and Chief Executive Officer	Director and Vice President
Jeffrey Lee McGregor, Sr.*	Director and President	None
Patrick Thomas Bannigan*	Director and Vice President	President
Paul J. Dolan*	Chief Operating Officer and Chief Administrative Officer	None
Jeffrey P. Fox*	Chief Financial Officer	Treasurer
Christopher P. Keating*	Vice President	None
Emily Calcagno**	Vice President	None
Scott Roane Plummer*	Chief Counsel	Vice President, General Counsel and Secretary
James F. Angelos*	Chief Compliance Officer	None
Thomas R. Moore*	Secretary	None
Walter Berman*	Treasurer	None
Eleanor T. M. Hoagland**	Anti-Money Laundering Officer	None

*	The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.
**	The principal business address of each of these directors and/or officers is 50611 Ameriprise Financial Center, Minneapolis, MN 55474.

(c)	Not applicable.

Item 28.	Location of Accounts and Records. The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules 17 CFR 270.31(a)-1 to 31(a)-3 promulgated thereunder, are maintained by RiverSource Investments, LLC, located at 100 Park Avenue, New York, NY 10017 and 200 Ameriprise Financial Center, Minneapolis, MN 55474 or at the following locations: (1) Custodian for the Funds: JP Morgan Chase Bank N.A., One Chase Manhattan Plaza, New York, NY 10005-1401; (2) Record-keeping Agent for the Funds: State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105; (3) Transfer Agent, Redemption and Other Shareholder Account Services for the Funds: Seligman Data Corp., 100 Park Avenue, New York, NY 10017 and (4) Ameriprise Financial, Inc., 707 Second Avenue, South Minneapolis, MN 55402, and Iron Mountain Records Management, 920 and 950 Apollo Road, Eagan, MN 55121. Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29.	Management Services. Not Applicable.

Item 30.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 15th day of May, 2009.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/s/ Patrick T. Bannigan
Patrick T. Bannigan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 49 to its Registration Statement has been signed below by the following persons in the capacities indicated on May 15, 2009.

Signature	Title

/s/ Patrick T. Bannigan	President
Patrick T. Bannigan	(Principal Executive Officer)

/s/ Lawrence P. Vogel	Treasurer (Principal Financial and
Lawrence P. Vogel	Accounting Officer)

Kathleen A. Blatz, Director	)
Arne H. Carlson, Director	)
Pamela G. Carlton, Director	)
Patricia M. Flynn, Director	)
Anne P. Jones, Director	)	/s/ Scott Plummer
Jeffrey Laikind, Director	)	Scott Plummer, Attorney-in-Fact
Stephen R. Lewis, Chairman of the Board and Director)
John F. Maher, Director	)
Catherine James Paglia, Director	)
Leroy C. Richie, Director	)
Alison Taunton-Rigby, Director	)
William F. Truscott, Director	)